UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                  ROGER JOSEPH, ESQ
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -----------

                     Date of reporting period: June 30, 2006
                                               -----------------

Item 1.           Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

--------------------------------------------------------------------------------
[GRAPHIC]                     ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                UNAUDITED                            JUNE 30, 2006
--------------------------------------------------------------------------------

                                  EQUITY FUNDS
                                     Growth
                                     Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                High Yield Bond
                           Intermediate Fixed-Income
                        Short-Intermediate Fixed-Income
                              Mortgage Securities
                        Limited Duration U.S. Government
                             U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                      Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                     Accessor Aggressive Growth Allocation

--------------------------------------------------------------------------------
                                    ACCESSOR
--------------------------------------------------------------------------------

================================================================================
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter To Our Shareholders ................................................    1

Schedule of Investments
  Growth Fund .............................................................    2
  Value Fund ..............................................................    8
  Small to Mid Cap Fund ...................................................   12
  International Equity Fund ...............................................   22
  High Yield Bond Fund ....................................................   26
  Intermediate Fixed-Income Fund ..........................................   29
  Short-Intermediate Fixed-Income Fund ....................................   33
  Mortgage Securities Fund ................................................   38
  Limited Duration U.S. Government Fund ...................................   45
  U.S. Government Money Fund ..............................................   48
  Accessor Income Allocation Fund .........................................   50
  Accessor Income & Growth Allocation Fund ................................   51
  Accessor Balanced Allocation Fund .......................................   52
  Accessor Growth & Income Allocation Fund ................................   53
  Accessor Growth Allocation Fund .........................................   54
  Accessor Aggressive Growth Allocation Fund ..............................   55

Statements of Assets & Liabilities ........................................   56

Statements of Operations ..................................................   62

Statements of Changes in Net Assets .......................................   67

Notes to Financial Statements .............................................   75

Financial Highlights ......................................................   96

Additional Fund Information ...............................................  134

--------------------------------------------------------------------------------

================================================================================
                           A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

August 28, 2006

Dear Shareholder:

      We are pleased to present the Accessor Funds Semi-Annual Report for the first six months of 2006. Accessor Capital remains committed to the central tenets of our investment philosophy to seek to:

      o Deliver access to the same investment strategies used by large institutions;

      o     Leverage   the   long-term   benefits  of   diversification,   asset
            allocation, and rebalancing; and

      o Provide disciplined, active investment management of generally non-overlapping, style-pure funds.

      We believe that the recent equity market correction is due to technical factors rather than being a reflection of deteriorating fundamental conditions and that valuation levels are reasonable. We see solid growth on the horizon and a Federal Reserve committed to controlling future inflation rates. Capital market developments appear to be supportive of our diversified approach to making incremental changes to our asset allocation targets as market conditions ebb and flow, and fundamentals change over time.

      However, in all market scenarios, we believe the benefits of diversification are enormous. Of particular note, the Accessor Allocation Funds provide a convenient solution to investing, especially for shareholders who invest regularly and seek the convenience of automatic rebalancing within a fund. These Funds are designed to help investors reach their financial goals by seeking to provide investors with a return consistent with their individual risk tolerance in a single investment.

      We encourage you to visit our web site, WWW.ACCESSOR.COM, on a regular basis. We regularly update information and add new features.

      Lastly, thank you for your confidence and investment in the Accessor Funds. We appreciate your business - past, present, and future - and are committed to continuing our diligent work to earn your ongoing support and trust.

Sincerely,

/s/ J. Anthony Whatley

J. Anthony Whatley, III
President and Principal Executive Officer
Accessor Funds, Inc.

--------------------------------------------------------------------------------

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                              SHARES       VALUE
-------------------------------------------------------------------------------

COMMON STOCKS (99.1%)

AEROSPACE & DEFENSE (2.7%)
   Boeing                                                23,100   $   1,892,121
   General Dynamics                                      13,800         903,348
   L-3 Communications Holdings - Class 3                  3,100         233,802
   Rockwell Collins                                      19,500       1,089,465
                                                                  -------------
                                                                      4,118,736
AIR FREIGHT & LOGISTICS (0.9%)
   FedEx                                                  6,800         794,648
   United Parcel Service - Class B                        7,300         601,009
                                                                  -------------
                                                                      1,395,657
AIRLINES (0.5%)
   Southwest Airlines                                    47,000         769,390
                                                                  -------------
BEVERAGES (2.1%)
   Anheuser Busch                                           800          36,472
   Brown Forman - Class B                                13,300         953,477
   Coca-Cola Company                                      1,500          64,530
   PepsiCo                                               36,500       2,191,460
                                                                  -------------
                                                                      3,245,939
BIOTECHNOLOGY (2.6%)
   Amgen*                                                28,900       1,885,147
   Genzyme*                                               1,800         109,890
   Gilead Sciences*                                      20,900       1,236,444
   Medimmune*                                            30,400         823,840
                                                                  -------------
                                                                      4,055,321
CAPITAL MARKETS (6.4%)
   Ameriprise Financial                                  15,800         705,786
   Charles Schwab                                        40,400         645,592
   E*Trade Financial*                                    64,500       1,471,890
   Federated Investors                                   24,800         781,200
   Franklin Resources                                    19,500       1,692,795
   Legg Mason                                             2,700         268,704
   Lehman Brothers Holdings                              20,600       1,342,090
   Mellon Financial                                      29,300       1,008,799
   Northern Trust                                        10,900         602,770
   State Street                                          17,700       1,028,193
   T Rowe Price Group                                     7,600         287,356
                                                                  -------------
                                                                      9,835,175
CHEMICALS (0.4%)
   Ecolab                                                 9,000         365,220
   Sigma-Aldrich                                          2,400         174,336
                                                                  -------------
                                                                        539,556
COMMERCIAL BANKS (0.7%)
   Commerce Bancorp                                       8,000         285,360
   M&T Bank                                                 300          35,376
   Zions Bancorporation(3)                                9,500         740,430
                                                                  -------------
                                                                      1,061,166
COMMERCIAL SERVICES & SUPPLIES (1.9%)
   Equifax                                               25,600         879,104
   Monster Worldwide*                                    11,400         486,324
   Robert Half Intl                                      20,900         877,800
   Waste Management                                      18,000         645,840
                                                                  -------------
                                                                      2,889,068

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

2                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
   ADC Telecommunications*                                  900   $      15,174
   Cisco Systems*                                         1,600          31,248
   Corning*                                              49,400       1,194,986
   Juniper Networks*                                      8,000         127,920
   Motorola                                               9,300         187,395
   Qualcomm                                               8,800         352,616
                                                                  -------------
                                                                      1,909,339
COMPUTERS & PERIPHERALS (2.2%)
   Apple Computer*                                       11,800         674,016
   International Business Machines                       10,169         781,182
   NCR*                                                   4,700         172,208
   Network Appliance*                                     4,000         141,200
   QLogic*                                               15,900         274,116
   SanDisk*                                              26,700       1,361,166
                                                                  -------------
                                                                      3,403,888
CONSTRUCTION MATERIALS (0.0%)
   Vulcan Materials                                         700          54,600
                                                                  -------------
CONSUMER FINANCE (0.9%)
   American Express                                       5,000         266,100
   Capital One Financial                                    700          59,815
   SLM                                                   20,600       1,090,152
                                                                  -------------
                                                                      1,416,067
CONTAINERS & PACKAGING (0.0%)
   Pactiv*                                                1,200          29,700
                                                                  -------------
DIVERSIFIED FINANCIAL SERVICES (2.1%)
   Bank of America                                       29,100       1,399,710
   Moody's                                               34,600       1,884,316
                                                                  -------------
                                                                      3,284,026
ELECTRIC UTILITIES (0.7%)
   Edison International                                  14,400         561,600
   Exelon                                                 8,700         494,421
                                                                  -------------
                                                                      1,056,021
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.3%)
   Agilent Technologies*                                 38,800       1,224,528
   Jabil Circuit                                         52,500       1,344,000
   Molex                                                 12,300         412,911
   Rockwell Automation                                    3,600         259,236
   Tektronix                                              8,100         238,302
                                                                  -------------
                                                                      3,478,977
ENERGY EQUIPMENT & SERVICES (3.6%)
   Baker Hughes                                          15,400       1,260,490
   BJ Services                                           18,200         678,132
   Halliburton                                            4,900         363,629
   Nabors Industries*                                     4,400         148,676
   National Oilwell Varco*                                3,500         221,620
   Noble                                                  3,400         253,028
   Schlumberger                                          25,200       1,640,772
   Transocean*                                            5,100         409,632
   Weatherford International*                            12,500         620,250
                                                                  -------------
                                                                      5,596,229
FOOD & STAPLES RETAILING (3.2%)
   The Kroger Co.                                        51,300       1,121,418
   Walgreen                                              31,000       1,390,040
   Wal-Mart Stores                                       47,400       2,283,258
   Whole Foods Market                                     2,700         174,528
                                                                  -------------
                                                                      4,969,244

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       3

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                              SHARES       VALUE
-------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
   Campbell Soup                                         12,400   $     460,164
   General Mills                                         11,700         604,422
   Hershey                                                1,900         104,633
   HJ Heinz                                              10,700         441,054
   Kellogg                                               11,200         542,416
   McCormick & Co                                         8,600         288,530
   Wm Wrigley Jr. Company                                 8,025         364,014
                                                                  -------------
                                                                      2,805,233
HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
   Baxter International                                  25,900         952,084
   Boston Scientific*                                     6,550         110,302
   Hospira*                                              32,700       1,404,138
   Medtronic                                             42,000       1,970,640
   St Jude Medical*                                       9,400         304,748
   Thermo Electron*                                      15,100         547,224
                                                                  -------------
                                                                      5,289,136
HEALTH CARE PROVIDERS & SERVICES (10.0%)
   Aetna                                                  2,100          83,853
   AmerisourceBergen - Class A                           46,700       1,957,664
   Cardinal Health                                       17,300       1,112,909
   Caremark Rx                                           26,500       1,321,555
   Cigna                                                  5,400         531,954
   Coventry Health Care*                                 15,950         876,293
   Express Scripts - Class A*                            40,500       2,905,470
   HCA                                                    4,200         181,230
   Humana*                                                9,100         488,670
   IMS Health                                             3,100          83,235
   Laboratory Corp. of America Holdings*                 15,400         958,342
   Manor Care                                            12,700         595,884
   Medco Health Solutions*                               31,300       1,792,864
   Quest Diagnostics                                      3,900         233,688
   United Health Group                                   51,500       2,306,170
                                                                  -------------
                                                                     15,429,781
HOTELS, RESTAURANTS & LEISURE (4.0%)
   Darden Restaurants                                    27,200       1,071,680
   Hilton Hotels                                          3,300          93,324
   International Game Technology                         26,100         990,234
   Marriott International - Class A                       5,300         202,036
   McDonalds                                             13,600         456,960
   Starbucks*                                            33,400       1,261,184
   Wendy's International                                 19,600       1,142,484
   Yum! Brands                                           17,700         889,779
                                                                  -------------
                                                                      6,107,681
HOUSEHOLD DURABLES (0.4%)
   Black & Decker                                           500          42,230
   Harman International                                   5,800         495,146
                                                                  -------------
                                                                        537,376
HOUSEHOLD PRODUCTS (2.5%)
   Clorox                                                10,500         640,185
   Colgate-Palmolive                                     20,800       1,245,920
   Procter & Gamble                                      35,172       1,955,563
                                                                  -------------
                                                                      3,841,668

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

4                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
   AES*                                                  11,900   $     219,555
   TXU                                                   18,200       1,088,178
                                                                  -------------
                                                                      1,307,733
INDUSTRIAL CONGLOMERATES (2.7%)
   3M                                                     1,400         113,078
   General Electric                                     122,400       4,034,304
                                                                  -------------
                                                                      4,147,382
INSURANCE (3.9%)
   Aflac                                                 19,500         903,825
   AMBAC Financial Group                                  3,500         283,850
   American International Group                          12,200         720,410
   Cincinnati Financial                                   4,200         197,442
   Marsh & McLennan                                       3,800         102,182
   Progressive                                           64,800       1,666,008
   Prudential Financial                                  21,800       1,693,860
   Torchmark                                              5,900         358,248
                                                                  -------------
                                                                      5,925,825
INTERNET SOFTWARE & SERVICES (1.2%)
   Google - Class A*                                      4,400       1,845,052
                                                                  -------------
IT SERVICES (1.9%)
   Affiliated Computer Services - Class A*                1,000          51,610
   Automatic Data Processing                             11,500         521,525
   Convergys*                                            14,100         274,950
   First Data                                            13,100         590,024
   Fiserv*                                                7,100         322,056
   Paychex                                               30,400       1,184,992
                                                                  -------------
                                                                      2,945,157
LIFE SCIENCES TOOLS & SERVICES (1.1%)
   Applera                                               18,600         601,710
   Fisher Scientific International*                       2,800         204,540
   Millipore Corp*                                       14,400         907,056
                                                                  -------------
                                                                      1,713,306
MACHINERY (0.5%)
   Danaher                                                1,000          64,320
   Illinois Tool Works                                    2,500         118,750
   ITT Industries                                        11,800         584,100
                                                                  -------------
                                                                        767,170
MEDIA (2.1%)
   Dow Jones & Co                                         3,600         126,036
   EW Scripps - Class A                                   1,400          60,396
   McGraw Hill                                           25,500       1,280,865
   Meredith                                               6,400         317,056
   Omnicom Group                                          4,400         391,996
   Time Warner                                           20,400         352,920
   Univision - Class A*                                  20,100         673,350
                                                                  -------------
                                                                      3,202,619
METALS & MINING (0.9%)
   Allegheny Technologies                                 7,100         491,604
   Freeport-McMoRan Copper & Gold - Class B               4,100         227,181
   Newmont Mining                                        11,900         629,867
                                                                  -------------
                                                                      1,348,652

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       5

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-------------------------------------------------------------------------------

MULTI-LINE RETAIL (0.4%)
   Dollar General                                         5,100   $      71,298
   Kohl's*                                                  600          35,472
   Target                                                 9,800         478,926
                                                                  -------------
                                                                        585,696
OIL, GAS & CONSUMABLE FUELS (6.0%)
   Anadarko Petroleum                                    15,200         724,888
   Apache                                                   500          34,125
   Chesapeake Energy                                      5,100         154,275
   ChevronTexaco                                          9,300         577,158
   Consol Energy                                          2,200         102,784
   Devon Energy                                          16,400         990,724
   EOG Resources                                         17,800       1,234,252
   Exxon Mobil                                           48,000       2,944,800
   Kerr-McGee                                            11,800         818,330
   Kinder Morgan                                          2,700         269,703
   Valero Energy                                         11,400         758,328
   XTO Energy                                            14,700         650,769
                                                                  -------------
                                                                      9,260,136
PERSONAL PRODUCTS (0.0%)
   Alberto-Culver - Class B                               1,000          48,720
                                                                  -------------
PHARMACEUTICALS (9.1%)
   Abbott Laboratories                                    7,200         313,992
   Allergan                                              15,200       1,630,352
   Barr Pharmaceuticals*                                 10,900         519,821
   Bristol-Myers Squibb                                   1,600          41,376
   Eli Lilly & Co                                         1,000          55,270
   Forest Laboratories*                                   1,800          69,642
   Johnson & Johnson                                     72,600       4,350,192
   King Pharmaceuticals*                                 67,200       1,142,400
   Merck                                                 26,300         958,109
   Mylan Laboratories                                    52,700       1,054,000
   Pfizer                                                45,600       1,070,232
   Schering-Plough                                        8,000         152,240
   Watson Pharmaceuticals*                                1,200          27,936
   Wyeth                                                 58,300       2,589,103
                                                                  -------------
                                                                     13,974,665
REAL ESTATE (0.9%)
   Boston Properties                                      3,500         316,400
   Prologis                                               3,600         187,632
   Public Storage                                         6,700         508,530
   Vornado Realty Trust                                   3,000         292,650
                                                                  -------------
                                                                      1,305,212
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
   Applied Materials                                      2,500          40,700
   Broadcom - Class A*                                   26,900         808,345
   Freescale Semiconductor - Class B*                     5,500         161,700
   LSI Logic*                                             3,100          27,745
   National Semiconductor                                16,700         398,295
   Nvidia*                                               65,000       1,383,850
                                                                  -------------
                                                                      2,820,635

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

6                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------
SOFTWARE (5.4%)
   Adobe Systems*                                                                             3,000   $      91,080
   Autodesk*                                                                                 21,800         751,228
   BMC Software*                                                                              9,700         231,830
   Citrix Systems*                                                                           27,600       1,107,864
   Intuit*                                                                                    2,600         157,014
   Microsoft                                                                                234,700       5,468,510
   Oracle*                                                                                   28,636         414,936
                                                                                                      -------------
                                                                                                          8,222,462
SPECIALTY RETAIL (1.4%)
   Best Buy                                                                                   1,100          60,324
   Home Depot*                                                                                1,600          57,264
   Lowe's                                                                                       300          18,201
   Office Depot                                                                              48,300       1,835,400
   Sherwin Williams                                                                           3,400         161,432
   Staples                                                                                    3,000          72,960
                                                                                                      -------------
                                                                                                          2,205,581
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
   Coach*                                                                                     1,000          29,900
   Tiffany & Co.                                                                              2,000          66,040
                                                                                                      -------------
                                                                                                             95,940
THRIFTS & MORTGAGE FINANCE (0.0%)
   Freddie Mac                                                                                  200          11,402
                                                                                                      -------------
TOBACCO (1.8%)
   Altria Group                                                                              35,800       2,628,794
   UST                                                                                        1,100          49,709
                                                                                                      -------------
                                                                                                          2,678,503
TRADING COMPANIES & DISTRIBUTORS (0.3%)
   WW Grainger                                                                                5,900         443,857
                                                                                                      -------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   Alltel                                                                                     5,000         319,150
                                                                                                      -------------

TOTAL COMMON STOCKS (IDENTIFIED COST $147,732,217)                                                      152,293,829
                                                                                                      -------------

                                                               INTEREST    MATURITY     PRINCIPAL
SHORT-TERM SECURITIES (1.7%)                                     RATE        DATE         AMOUNT         VALUE

   FIFTH THIRD REPURCHASE AGREEMENT                               5.00%    07/03/2006   $  2,500,897  $    2,500,897
   DATED 06/30/06 (Repurchase Value $2,501,939                                                        --------------
   collateralized by U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM SECURITIES (IDENTIFIED COST $2,500,897)                                                  2,500,897
                                                                                                      -------------
TOTAL INVESTMENTS (100.8%) (IDENTIFIED COST $150,233,114)(1)                                            154,794,726
TOTAL LIABILITIES LESS OTHER ASSETS (-0.8%)                                                              (1,159,997)
                                                                                                      -------------
TOTAL NET ASSETS (100.0%)                                                                             $ 153,634,729
                                                                                                      =============

--------------------------------------------------------------------------------
*    Non-income producing security.
(1)  See Note 6 for important tax information.
(2)  See Note 2 for collateral information.
(3)  See Note 3.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       7

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                              SHARES       VALUE
-------------------------------------------------------------------------------

COMMON STOCKS (97.6%)

AEROSPACE & DEFENSE (3.3%)
   General Dynamics                                      21,000   $   1,374,660
   Lockheed Martin                                       39,600       2,840,904
                                                                  -------------
                                                                      4,215,564
AIR FREIGHT & LOGISTICS (2.1%)
   United Parcel Service - Class B                       32,600       2,683,958
                                                                  -------------
AIRLINES (0.2%)
   Southwest Airlines                                    14,500         237,365
                                                                  -------------
BIOTECHNOLOGY (0.5%)
   Millennium Pharmaceutical*                            58,700         585,239
                                                                  -------------
CAPITAL MARKETS (6.1%)
   Goldman Sachs                                         20,300       3,053,729
   Lehman Brothers Holdings                              28,600       1,863,290
   Merrill Lynch                                         31,700       2,205,052
   State Street                                          12,400         720,316
                                                                  -------------
                                                                      7,842,387
CHEMICALS (0.7%)
   Ashland                                               10,300         687,010
   Lyondell Chemical                                     11,200         253,792
                                                                  -------------
                                                                        940,802
COMMERCIAL BANKS (7.5%)
   Comerica                                              32,900       1,710,471
   Unionbancal                                            9,700         626,523
   US Bancorp                                            59,000       1,821,920
   Wachovia                                              71,900       3,888,352
   Wells Fargo & Co.                                     23,100       1,549,548
                                                                  -------------
                                                                      9,596,814
COMMERCIAL SERVICES & SUPPLIES (1.3%)
   Avery Dennison                                         8,500         493,510
   Cendant                                               18,200         296,478
   Steelcase - Class A                                   15,300         251,685
   Waste Management                                      19,300         692,484
                                                                  -------------
                                                                      1,734,157
COMMUNICATIONS EQUIPMENT (3.1%)
   Avaya*                                                36,700         419,114
   Corning*                                              48,100       1,163,539
   Motorola                                              55,900       1,126,385
   Qualcomm                                              32,900       1,318,303
                                                                  -------------
                                                                      4,027,341
COMPUTERS & PERIPHERALS (2.0%)
   EMC*                                                  34,000         372,980
   Hewlett-Packard                                       70,300       2,227,104
                                                                  -------------
                                                                      2,600,084
DIVERSIFIED FINANCIAL SERVICES (9.4%)
   Bank of America                                      119,000       5,723,900
   Citigroup                                            119,687       5,773,701
   JP Morgan Chase                                       13,300         558,600
                                                                  -------------
                                                                     12,056,201

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

8                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                              SHARES        VALUE
-------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.0%)
   AT&T                                                 162,200   $   4,523,758
   BellSouth                                             38,600       1,397,320
   CenturyTel                                            14,100         523,815
   Qwest Communications*                                 71,400         577,626
   Verizon Communications                                20,300         679,847
                                                                  -------------
                                                                      7,702,366
ELECTRIC UTILITIES (1.0%)
   FirstEnergy                                           10,800         585,468
   Pepco Holdings                                        31,600         745,128
                                                                  -------------
                                                                      1,330,596
ELECTRICAL EQUIPMENT (0.7%)
   Emerson Electric                                      10,800         905,148
                                                                  -------------
ENERGY EQUIPMENT & SERVICES (1.1%)
   Halliburton                                            7,700         571,417
   Tidewater                                             10,500         516,600
   Weatherford International*                             5,500         272,910
                                                                  -------------
                                                                      1,360,927
FOOD & STAPLES RETAILING (0.3%)
   SuperValue                                            13,300         408,310
                                                                  -------------
HEALTH CARE PROVIDERS & SERVICES (2.8%)
   Aetna                                                 28,800       1,149,984
   Cardinal Health                                       14,500         932,785
   McKesson                                              30,900       1,460,952
                                                                  -------------
                                                                      3,543,721
HOTELS, RESTAURANTS & LEISURE (0.8%)
   McDonalds                                             29,800       1,001,280
                                                                  -------------
HOUSEHOLD DURABLES (1.1%)
   The Dow Chemical Co.                                  10,100         394,203
   DR Horton                                             16,500         393,030
   Whirlpool                                              7,200         595,080
                                                                  -------------
                                                                      1,382,313
HOUSEHOLD PRODUCTS (1.3%)
   Kimberly-Clark                                        27,300       1,684,410
                                                                  -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
   TXU                                                   11,300         675,627
                                                                  -------------
INDUSTRIAL CONGLOMERATES (3.0%)
   3M                                                    13,600       1,098,472
   General Electric                                      84,500       2,785,120
                                                                  -------------
                                                                      3,883,592
INSURANCE (5.9%)
   Ace                                                   30,300       1,532,877
   American International Group                          10,500         620,025
   Assurant Inc.                                         20,900       1,011,560
   Hartford Financial Services Group                     16,300       1,378,980
   MBIA                                                  26,100       1,528,155
   St. Paul Travelers                                    24,259       1,081,466
   UnumProvident                                         24,300         440,559
                                                                  -------------
                                                                      7,593,622
IT SERVICES (1.2%)
   First Data                                            33,012       1,486,860
                                                                  -------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       9

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                              SHARES       VALUE
-------------------------------------------------------------------------------

MACHINERY (4.3%)
   Caterpillar                                           22,300   $   1,660,904
   Eaton                                                  5,200         392,080
   Ingersoll-Rand - Class A                              61,800       2,643,804
   Parker Hannifin                                       11,200         869,120
                                                                  -------------
                                                                      5,565,908
MEDIA (5.0%)
   CBS Corp. - Class B                                   30,750         831,788
   Clear Channel Communications                          14,600         451,870
   Comcast - Class A*                                    69,273       2,267,998
   Viacom - Class B*                                     30,750       1,102,080
   Walt Disney                                           60,100       1,803,000
                                                                  -------------
                                                                      6,456,736
METALS & MINING (1.2%)
   Alcoa                                                 19,900         643,964
   Freeport-McMoRan Copper & Gold - Class B              12,500         692,625
   Southern Copper                                        2,500         222,825
                                                                  -------------
                                                                      1,559,414
MULTI-UTILITIES (2.9%)
   Duke Energy                                            8,424         247,413
   Nisource                                              59,000       1,288,560
   PG&E                                                  11,700         459,576
   Puget Energy                                          23,000         494,040
   Xcel Energy                                           65,000       1,246,700
                                                                  -------------
                                                                      3,736,289
OFFICE ELECTRONICS (0.4%)
   Xerox*                                                39,400         548,054
                                                                  -------------
OIL, GAS & CONSUMABLE FUELS (9.5%)
   ChevronTexaco                                         45,631       2,831,860
   ConocoPhillips                                        61,046       4,000,344
   Exxon Mobil                                           35,800       2,196,330
   Hess                                                  19,300       1,020,005
   Occidental Petroleum                                  12,800       1,312,640
   Sunoco                                                 5,300         367,237
   Valero Energy                                          7,700         512,204
                                                                  -------------
                                                                     12,240,620
PAPER & FOREST PRODUCTS (1.2%)
   Weyerhaeuser                                          24,900       1,550,025
                                                                  -------------
PHARMACEUTICALS (1.6%)
   Abbott Laboratories                                   21,400         933,254
   Merck                                                 30,000       1,092,900
                                                                  -------------
                                                                      2,026,154
REAL ESTATE INVESTMENT TRUSTS (1.5%)
   Camden Property Trust                                 11,700         860,535
   CapitalSource                                         22,300         523,158
   CarrAmerica Realty                                    11,300         503,415
                                                                  -------------
                                                                      1,887,108
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
   Freescale Semiconductor - Class B*                    37,100       1,090,740
   Intel                                                 17,900         339,205
   Microchip Technology                                   7,100         238,205
   National Semiconductor                                17,300         412,605
   Texas Instruments                                     11,200         339,248
                                                                  -------------
                                                                      2,420,003

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

10               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                 SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL (1.6%)
   Barnes & Noble                                                                           12,200   $     445,300
   The Gap                                                                                  36,700         638,580
   Ltd. Brands                                                                              17,600         450,384
   Office Depot*                                                                            15,300         581,400
                                                                                                     -------------
                                                                                                         2,115,664

THRIFTS & MORTGAGE FINANCE (0.6%)
   IndyMac Bancorp                                                                          11,300         518,105
   Countrywide Financial                                                                     7,600         289,408
                                                                                                     -------------
                                                                                                           807,513
TOBACCO (2.6%)
   Altria Group                                                                             46,000       3,377,780
                                                                                                     -------------

WIRELESS TELECOMMUNICATION SERVICES (1.4%)
   Sprint Nextel                                                                            91,218       1,823,448
                                                                                                     -------------

TOTAL COMMON STOCKS (IDENTIFIED COST $110,949,842)                                                     125,593,400
                                                                                                     -------------

                                                              INTEREST    MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (2.3%)                                   RATE        DATE         AMOUNT          VALUE

   FIFTH THIRD REPURCHASE AGREEMENT DATED                       5.00%    07/03/2006   $  2,777,905   $   2,777,905
   06/30/06 (Repurchase Value $2,779,062 collateralized                                              -------------
   by U.S. Government Agency Securities)(2)

   United States Treasury Bill(3)                              4.676%    08/03/2006        140,000         139,400
                                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,917,305)                                                2,917,305
                                                                                                     -------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $113,867,147)(1)                                            128,510,705
TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                 126,495
                                                                                                     -------------
TOTAL NET ASSETS (100.0%)                                                                            $ 128,637,200
                                                                                                     =============

------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS

                                                                                                      UNREALIZED
                                                                                        UNITS PER    APPRECIATION/
TYPE                                                         EXPIRATION   CONTRACTS     CONTRACT     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
S&P 500 Mini Future (Buy)                                    09/15/2006          27             50   $      11,830

--------------------------------------------------------------------------------
*   Non-income producing security.
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.
(3) Security has been segregated as collateral to cover margin requirements for open futures contracts as of June 30, 2006.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                   (800) 759-3504 ~ WWW.ACCESSOR.COM                          11

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (97.9%)

AEROSPACE & DEFENSE (1.1%)
   Alliant Techsystems*                                  17,200   $ 1,313,220
   Cubic                                                 26,200       513,782
   Kaman                                                 10,600       192,920
   United Industrial                                      5,000       226,250
                                                                  -----------
                                                                    2,246,172
AIR FREIGHT & LOGISTICS (1.6%)
   CH Robinson Worldwide                                 12,800       682,240
   EGL Inc.*                                             23,300     1,169,660
   HUB Group - Class A*                                  35,800       878,174
   Pacer International                                   21,000       684,180
                                                                  -----------
                                                                    3,414,254
AIRLINES (0.5%)
   AMR*                                                  22,900       582,118
   Continental Airlines - Class A*                       19,000       566,200
                                                                  -----------
                                                                    1,148,318
AUTO COMPONENTS (0.2%)
   LKQ*                                                   7,800       148,200
   Strattec Security*                                     3,300       164,373
                                                                  -----------
                                                                      312,573
BEVERAGES (0.1%)
   PepsiAmericas                                         13,400       296,274
                                                                  -----------
BIOTECHNOLOGY (2.7%)
   Accelrys Inc*                                         28,100       200,353
   Alnylam Pharmaceuticals*                              11,500       173,420
   Celgene Corp*                                         16,800       796,824
   Diversa*                                              17,900       172,914
   Genentech*                                            37,200     3,042,960
   Invitrogen*                                           14,800       977,836
   Kosan Biosciences*                                    35,300       141,200
   Maxygen*                                              17,100       127,908
   Xenoport*                                             10,600       191,966
                                                                  -----------
                                                                    5,825,381
BUILDING PRODUCTS (0.8%)
   Genlyte Group*                                        14,700     1,064,721
   Omega Flex                                             1,800        36,090
   US Concrete*                                          29,400       324,870
   USG*                                                   2,700       196,911
                                                                  -----------
                                                                    1,622,592
CAPITAL MARKETS (2.3%)
   Eaton Vance                                           35,200       878,592
   Investment Technology*                                 4,900       249,214
   LaBranche & Co Inc.*                                  15,800       191,338
   Nuveen Investments - Class A                          39,800     1,713,390
   Piper Jaffray*                                        15,000       918,150
   SEI Investments Company                               16,300       796,744
   SWS Group                                              6,200       149,544
                                                                  -----------
                                                                    4,896,972

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

12               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-----------------------------------------------------------------------------

CHEMICALS (0.9%)
   Airgas                                                 7,900   $   294,275
   OM Group*                                             17,600       542,960
   UAP Holding                                           31,300       682,653
   Valhi                                                  6,700       164,485
   Valspar                                               11,600       306,356
                                                                  -----------
                                                                    1,990,729
COMMERCIAL BANKS (4.5%)
   Banner                                                17,600       678,304
   Financial Inst Inc.                                   10,100       210,686
   First Bancorp                                         26,700       248,310
   First Source                                          10,000       338,300
   Firstmerit                                            20,800       435,552
   Hancock Holding                                        8,300       464,800
   Independent Bank                                       6,720       176,736
   Intervest Bancshares - Class A*                        8,500       344,250
   Old National Bancorp                                   8,300       165,751
   PAB Bankshares                                         4,100        75,850
   PFF Bancorp                                           28,180       934,449
   Popular                                               51,612       990,950
   Republic Bancorp                                       8,940       184,164
   Sterling Financial                                     9,600       292,896
   Suffolk Bancorp                                        3,800       124,450
   UMB Financial                                         37,650     1,255,251
   Unionbancal                                           24,000     1,550,160
   Whitney Holding                                       19,600       693,252
   Wilmington Trust                                      13,900       586,302
                                                                  -----------
                                                                    9,750,413
COMMERCIAL SERVICES & SUPPLIES (6.5%)
   Acxiom                                                18,500       462,500
   Administaff                                           19,500       698,295
   AMN Healthcare Services*                              18,900       383,670
   Carriage Services - Class A*                          47,500       218,025
   Ceridian Corp*                                        65,200     1,593,488
   Clark                                                 11,500       151,800
   Diamond Cluster International - Class A*              19,700       156,024
   Ecology and Environment - Class                        7,400        74,222
   Forrester Research*                                   13,600       380,528
   Global Payments                                       19,560       949,638
   John H. Harland                                        6,700       291,450
   Kforce*                                               46,000       712,540
   Learning Tree International*                           7,000        61,390
   Manpower                                              22,700     1,466,420
   Maximus                                                8,600       199,090
   Medical Staffing Network*                             27,700       138,223
   Morningstar*                                          21,800       904,264
   Prepaid Legal Services                                 6,000       207,000
   Republic Services - Class A                           37,600     1,516,784
   Servicemaster                                         38,700       399,771
   Spherion Corp.*                                       29,400       268,128
   Stericycle*                                           10,200       664,020
   Tetra Tech*                                           13,500       239,490
   Total System Services                                 13,100       252,175
   Vertrue*                                              18,300       787,449
   Volt Information Sciences*                             5,700       265,620
   Weight Watchers International                         12,200       498,858
                                                                  -----------
                                                                   13,940,862

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     13

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
   Anaren*                                               17,400   $   356,526
   Carrier Access*                                       15,200       125,704
   Commscope*                                            31,200       980,304
   Communications Systems                                 7,000        71,680
                                                                  -----------
                                                                    1,534,214
COMPUTERS & PERIPHERALS (0.8%)
   Electronics For Imaging*                              21,500       448,920
   Emulex*                                               51,000       829,770
   Palm*                                                 12,000       193,200
   Seagate Technology*                                    9,500       215,080
                                                                  -----------
                                                                    1,686,970
CONSTRUCTION & ENGINEERING (0.4%)
   Foster Wheeler*                                       21,500       928,800
                                                                  -----------
CONSTRUCTION MATERIALS (0.7%)
   Core Molding Technology*                              16,900       100,386
   Eagle Materials                                       10,600       503,500
   Insteel Industries                                    15,800       382,360
   Martin Marietta Materials                              4,300       391,945
                                                                  -----------
                                                                    1,378,191
CONSUMER FINANCE (0.6%)
   AmeriCredit*                                          13,900       388,088
   CompuCredit*                                          24,600       945,624
                                                                  -----------
                                                                    1,333,712
CONTAINERS & PACKAGING (1.1%)
   Greif - Class A                                        9,400       704,624
   Siligan Holdings                                      38,000     1,406,380
   Sonoco                                                10,300       325,995
                                                                  -----------
                                                                    2,436,999
DIVERSIFIED CONSUMER SERVICES (1.0%)
   Alderwoods Group*                                     57,700     1,122,842
   Service Corp. Intl.                                   43,660       355,392
   Sothebys Holdings - Class A*                          26,400       693,000
                                                                  -----------
                                                                    2,171,234
DIVERSIFIED FINANCIAL SERVICES (1.2%)
   The First Marblehead                                   9,400       535,236
   Leucadia National                                     26,900       785,211
   Student Loan                                           1,400       282,800
   Wright Express*                                       36,900     1,060,506
                                                                  -----------
                                                                    2,663,753
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
   Cbeyond Communications*                               15,000       327,150
   Cincinnati Bell*                                      62,600       256,660
   CT Communications                                     27,000       617,490
   D&E Communications                                    13,300       144,172
   Fairpoint Communications                              18,700       269,280
   General Communications*                               17,300       213,136
   North Pittsburgh Systems                              10,100       278,356
   Oplink Communication*                                 13,000       238,030
   Shenandoah Telecommunications                          2,100        98,700
   Valor Communications Group                            56,900       651,505
                                                                  -----------
                                                                    3,094,479

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

14               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
   Central Vermont Public Service                         9,800   $   181,104
   Pepco Holdings                                        48,000     1,131,840
   Reliant Energy*                                       24,700       295,906
   Unitil                                                 1,100        26,466
   Westar Energy                                         24,000       505,200
                                                                  -----------
                                                                    2,140,516
ELECTRICAL EQUIPMENT (2.4%)
   Atmel*                                                60,000       333,000
   AVX                                                   84,900     1,340,571
   Belden CDT Inc.                                       14,300       472,615
   C&D Technologies                                      22,400       168,448
   Gerber Scientific*                                    10,000       130,100
   Littelfuse*                                           14,700       505,386
   Napco Security Systems*                              102,325       994,599
   Roper Industries                                      12,800       598,400
   Technitrol                                            14,800       342,620
   Vicor Corp.                                           18,000       298,260
                                                                  -----------
                                                                    5,183,999
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
   Arrow Electronics*                                    26,100       840,420
   Avnet*                                                18,300       366,366
   Checkpoint Systems*                                   10,000       222,100
   Planar Systems*                                       47,600       573,104
                                                                  -----------
                                                                    2,001,990
ENERGY EQUIPMENT & SERVICES (2.3%)
   Cameron International Corp.                           39,100     1,867,807
   Dril-Quip*                                             2,400       197,856
   Smith International                                    9,600       426,912
   Universal Compression Holdings*                        7,500       472,275
   Veritas*                                              39,400     2,032,252
                                                                  -----------
                                                                    4,997,102
FOOD & STAPLES RETAILING (0.1%)
   BJ's Wholesale Club*                                  10,600       300,510
                                                                  -----------
FOOD PRODUCTS (0.7%)
   Chiquita Brands International                         17,700       243,906
   Hormel Foods                                          23,300       865,362
   Kraft Foods                                           10,000       309,000
                                                                  -----------
                                                                    1,418,268
GAS UTILITIES (1.1%)
   Energen                                                5,000       192,050
   Equitable Resources                                   18,000       603,000
   Laclede Group                                          6,400       219,904
   National Fuel Gas                                     29,900     1,050,686
   Southwest Gas                                          7,000       219,380
                                                                  -----------
                                                                    2,285,020
HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
   Arrow International                                    7,000       230,090
   CYTYC*                                                 9,400       238,384
   Gen-Probe*                                            12,900       696,342
   Henry Schein*                                         30,800     1,439,284
   Hillenbrand Industries                                 8,100       392,850
   Idexx Laboratories*                                    6,500       488,345
   Luminex*                                              33,000       573,870

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     15

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
   PSS World Medical*                                    17,600   $   310,640
   Utah Medical Products                                  4,200       126,042
   Varian Medical Systems*                               20,500       970,675
   Vital Signs                                           12,500       619,125
                                                                  -----------
                                                                    6,085,647
HEALTH CARE PROVIDERS & SERVICES (2.2%)
   Alliance Imaging*                                     33,900       216,960
   AMERIGROUP*                                           28,400       881,536
   Davita*                                               25,150     1,249,955
   Health Net*                                            9,400       424,598
   HealthTronics*                                        25,400       194,310
   Odyssey HealthCare*                                   22,800       400,596
   Pediatrix Med Group*                                  13,600       616,080
   Res-Care*                                              8,600       172,000
   Sierra Health Services*                               11,100       499,833
                                                                  -----------
                                                                    4,655,868
HOTELS, RESTAURANTS & LEISURE (2.1%)
   Choice Hotels International                           17,800     1,078,680
   Famous Dave's of America*                             11,600       154,280
   Interstate Hotels & Resorts*                          32,000       297,280
   Jack-in-the-Box*                                       4,800       188,160
   Las Vegas Sands*                                      11,600       903,176
   MGM Mirage*                                           18,400       750,720
   Silverleaf Resorts*                                   32,200       118,818
   Sonic*                                                18,200       378,378
   Vail Resorts*                                         14,000       519,400
                                                                  -----------
                                                                    4,388,892
HOUSEHOLD DURABLES (1.5%)
   Energizer Holdings*                                   19,900     1,165,543
   Furniture Brands                                      37,100       773,164
   NVR*                                                   1,900       933,375
   Palm Harbor Homes*                                    17,800       313,102
                                                                  -----------
                                                                    3,185,184
INDEPENDENT POWER PRODUCERS (0.2%)
   Mirant*                                               14,200       380,560
                                                                  -----------
INDUSTRIAL CONGLOMERATES (0.3%)
   Carlisle Cos                                           6,600       523,380
                                                                  -----------
INSURANCE (7.0%)
   21st Century Holdings                                  8,300       108,564
   21st Century Insurance Group                          23,400       336,960
   Alleghany*                                               740       204,506
   American Financial Group                               6,400       274,560
   Arch Capital Grp Ltd*                                  7,200       428,112
   Assurant Inc.                                         15,100       730,840
   Berkshire Hathaway - Class A*                             63     5,774,517
   CNA Financial Corp*                                   36,400     1,199,744
   Harleysville Group                                    15,200       482,144
   Kansas City Life Insurance                             2,000        84,340
   Nationwide                                            23,100     1,018,248
   Old Republic International                            22,437       479,479
   Phoenix Companies                                     41,100       578,688
   Protective Life                                       23,500     1,095,570
   Radian Group Inc.                                      4,900       302,722

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

16               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-----------------------------------------------------------------------------

INSURANCE (CONTINUED)
   Safety Insurance                                       6,000   $   285,300
   Stancorp Financial                                     4,300       218,913
   State Auto Financial                                  12,600       410,004
   Transatlantic Holdings                                 6,525       364,748
   WR Berkley                                            21,900       747,447
                                                                  -----------
                                                                   15,125,406
INTERNET & CATALOG RETAIL (1.2%)
   FTD Group*                                            24,900       336,150
   Liberty Media Holdings Interactive*                   54,300       937,218
   Priceline.com*                                        27,000       806,220
   Sportsman's Guide*                                     5,400       164,700
   VistaPrint*                                           10,000       267,400
                                                                  -----------
                                                                    2,511,688
INTERNET SOFTWARE & SERVICES (2.7%)
   Checkfree*                                            13,000       644,280
   Digital Insight*                                       7,500       257,175
   Earthlink Inc.*                                       61,700       534,322
   IAC / Interactive*                                     8,618       228,291
   Infospace*                                            21,200       480,604
   Internet Security Systems*                            11,100       209,235
   Logility*                                             43,000       412,800
   Redback Networks*                                     20,000       366,800
   Travelzoo*                                            14,900       452,066
   United Online                                         27,900       334,800
   West Corp.*                                           40,200     1,925,982
                                                                  -----------
                                                                    5,846,355
IT SERVICES (1.5%)
   Accenture - Class A                                   55,200     1,563,264
   Fair Isaac                                             5,800       210,598
   Lightbridge*                                          20,600       266,770
   Mantech International - Class A*                      12,600       388,836
   Teletech Holdings*                                    24,000       303,840
   Trizetto Group*                                       30,500       451,095
                                                                  -----------
                                                                    3,184,403
MACHINERY (2.8%)
   AO Smith                                               7,300       338,428
   Applied Industrial Technolgies                        16,500       401,115
   Freightcar America                                     9,700       538,447
   Key Technology*                                        3,700        46,435
   Nordson                                               31,700     1,559,006
   Rofin-Sinar Technologies*                             10,000       574,700
   Terex*                                                11,000     1,085,700
   Toro                                                  21,800     1,018,060
   Wabtec                                                12,900       482,460
                                                                  -----------
                                                                    6,044,351
MARINE (0.2%)
   Horizon Lines                                         13,400       214,668
   Overseas Shipholding Group                             3,500       207,025
                                                                  -----------
                                                                      421,693
MEDIA (3.5%)
   Acme Communications*                                  22,400       113,792
   Belo - Class A                                        13,900       216,840
   Cadmus Communications                                  3,600        62,928
   Citadel Broadcasting                                  19,100       169,990

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     17

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-----------------------------------------------------------------------------

MEDIA (CONTINUED)
   Cox Radio - Class A*                                  51,200   $   738,304
   DIRECTV Group*                                        23,900       394,350
   Discovery Holding Co. - Class A*                      21,720       317,764
   Dolby Laboratories*                                   16,400       382,120
   DreamWorks*                                           41,600       952,640
   Hearst-Argyle Television - Class A                    24,100       531,646
   John Wiley & Sons - Class A                           17,400       577,680
   Liberty Media Holdings Capital - Class A*             10,860       909,742
   Lodgenet Entertainment*                               12,600       234,990
   Reader's Digest Association                           11,900       166,124
   Scholastic*                                            8,300       215,551
   Sinclair Broadcast Group - Class A                    38,200       326,992
   Warner Music Group                                    28,400       837,232
   World Wrestling Entertainment - Class A               23,100       390,159
                                                                  -----------
                                                                    7,538,844
METALS & MINING (2.7%)
   AK Steel*                                             74,400     1,028,952
   Carpenter Technology                                   9,600     1,108,800
   Meridian Gold*                                        17,200       544,896
   Penn Virginia Resource                                18,400       494,592
   Reliance Steel & Aluminum                              5,700       472,815
   Steel Dynamics                                        29,000     1,906,460
   Stillwater Mining*                                    19,800       251,064
                                                                  -----------
                                                                    5,807,579
MULTI-LINE RETAIL (0.4%)
   The Bon-Ton Stores                                    14,700       321,636
   DEB Shops                                              4,000        96,440
   Dollar Tree Stores*                                   16,300       431,950
                                                                  -----------
                                                                      850,026
MULTI-UTILITIES (1.2%)
   Energy East                                           34,900       835,157
   MDU Resources Group                                   16,300       596,743
   OGE Energy                                            15,000       525,450
   Oneok                                                 19,900       677,396
                                                                  -----------
                                                                    2,634,746
OIL, GAS & CONSUMABLE FUELS (5.7%)
   Atlas America*                                        11,344       508,325
   Cabot Oil & Gas Corp.                                  5,900       289,100
   Clayton Williams Energy*                              21,300       735,702
   CNX Gas*                                              15,200       456,000
   Diamond Offshore Drilling                             19,100     1,603,063
   Dorchester                                             8,300       208,413
   EXCO Resources*                                       29,100       331,740
   Forest Oil*                                           13,000       431,080
   Frontier Oil                                          48,000     1,555,200
   Giant Industries*                                      2,800       186,340
   Harvest Natural Resources*                            16,600       224,764
   Mariner Energy*                                       10,520       193,252
   Newfield Exploration*                                 24,200     1,184,348
   Pioneer Natural Resources                             11,100       515,151
   Ship Finance                                          33,400       578,154
   T-3 Energy Services - Class 3*                        11,400       222,072
   Tesoro Petroleum                                      14,000     1,041,040
   TransMontaigne*                                       17,900       200,659

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

18               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (CONTINUED)
   Trico Marine Service*                                 18,600   $   632,400
   W&T Offshore                                          26,100     1,015,029
   Western Gas Resources                                  2,400       143,640
                                                                  -----------
                                                                   12,255,472
PAPER & FOREST PRODUCTS (0.5%)
   Rayonier                                              16,473       624,491
   Universal Forest Products                              8,300       520,659
                                                                  -----------
                                                                    1,145,150
PHARMACEUTICALS (1.6%)
   Alkermes*                                             22,600       427,592
   Alpharma - Class A                                    26,400       634,656
   Anesiva*                                              33,500       254,600
   Cephalon*                                             10,900       655,090
   Endo Pharmaceuticals*                                 10,000       329,800
   Enzon Pharmaceutical*                                 82,800       624,312
   Hi-Tech Pharmaceutical*                               10,200       169,014
   Mannatech                                             33,700       424,957
                                                                  -----------
                                                                    3,520,021
REAL ESTATE (6.2%)
   Alexanders*                                              800       217,408
   AMB Property                                           4,000       202,200
   Anthracite                                            43,200       525,312
   Boykin Lodging*                                       19,600       213,444
   CB Richards Ellis - Class A*                          23,100       575,190
   CBL & Associates Properties                           14,400       560,592
   Equity Lifestyle Properties                           32,400     1,420,092
   Felcor Lodging                                        53,400     1,160,916
   Fieldstone Investment                                 49,000       448,840
   General Growth Properties                             43,210     1,947,042
   Getty Realty                                           9,700       275,868
   Innkeepers USA                                        45,800       791,424
   Jer Investors Trust                                   12,500       194,375
   Jones Lang Salle                                      18,300     1,602,165
   National Health Realty                                 3,700        70,115
   Omega Healthcare Investors*                           37,200       491,784
   PS Business Parks                                     11,700       690,300
   Saul Centers                                           7,700       314,006
   Sizeler Property Investors                            27,500       441,650
   SL Green Realty                                        6,800       744,396
   Taubman Centers                                        8,800       359,920
   Wellsford Real Properties                             11,700        82,719
                                                                  -----------
                                                                   13,329,758
REAL ESTATE INVESTMENT TRUSTS (0.7%)
   Diamond Rock Hospital                                 13,100       194,011
   Hospitality Properties Trust                          18,700       821,304
   iStar Financial                                        7,200       271,800
   Medical Properties Trust                              22,800       251,712
                                                                  -----------
                                                                    1,538,827
ROAD & RAIL (0.7%)
   Heartland Express                                     37,466       670,265
   Landstar System Inc.                                  14,300       675,389
   Quality Distribution*                                 14,800       196,544
                                                                  -----------
                                                                    1,542,198

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     19

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
   Atheros Communications*                               11,700   $   221,832
   Cymer*                                                10,600       492,476
   Entegris*                                             26,600       253,498
   Interdigital Communications*                           7,800       272,298
   Lam Research*                                         27,700     1,291,374
   MEMC Electronic Materials*                            20,100       753,750
   Micrel*                                               48,100       481,481
   MKS Instruments*                                      29,200       587,504
   Omnivision Technology*                                15,300       323,136
   Portalplayer*                                         30,000       294,300
   Silicon Laboratories*                                 12,000       421,800
   Vishay Intertechnology*                               31,585       496,832
   Zoran*                                                17,500       425,950
                                                                  -----------
                                                                    6,316,231
SOFTWARE (2.4%)
   American Reprographics*                                7,000       253,750
   BEA Systems*                                          67,400       882,266
   Black Box Corp.                                        7,700       295,141
   Cadence Design Systems*                               26,500       454,475
   Embarcadero Technology*                               38,200       233,020
   Macrovision*                                          12,900       277,608
   McAfee*                                                9,700       235,419
   Open Solutions*                                       11,600       308,676
   OPNET Technologies*                                   19,700       255,312
   Pegasystems Inc.                                      39,100       251,022
   Red Hat*                                              13,900       325,260
   Reynolds & Reynolds - Class A                          6,100       187,087
   Synopsys*                                             34,600       649,442
   Transaction Systems Architects*                       13,000       541,970
                                                                  -----------
                                                                    5,150,448
SPECIALTY RETAIL (3.6%)
   Abercrombie & Fitch - Class A                         16,900       936,767
   American Eagle Outfitters                             36,400     1,239,056
   Barnes & Noble                                        40,200     1,467,300
   DSW*                                                  21,200       772,104
   Group 1 Automotive                                     8,300       467,622
   Mothers Work*                                          8,200       287,410
   Movie Gallery*                                        33,100       205,551
   Rent A Center - Class A*                              16,500       410,190
   Select Comfort*                                       15,600       358,332
   Steve Madden Ltd.                                      6,600       195,492
   Too                                                    7,800       299,442
   United Retail Group*                                  19,700       305,547
   Williams Sonoma                                        6,900       234,945
   Wilsons - The Leather Experts*                        49,200       202,212
   Zale*                                                 14,500       349,305
                                                                  -----------
                                                                    7,731,275
THRIFTS & MORTGAGE FINANCE (1.4%)
   Astoria Financial                                     40,400     1,230,180
   First Place Financial                                 15,600       358,956
   New Century Financial                                  7,750       354,563
   Partners Trust Financial                              43,400       495,194
   United Community Financial                            40,700       488,400
                                                                  -----------
                                                                    2,927,293

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

20               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------
TOBACCO (0.5%)
   Loews                                                                                       21,800   $    1,119,866
                                                                                                        --------------
TRADING COMPANIES & DISTRIBUTORS (0.6%)
   United Stationers*                                                                          17,600          868,032
   WESCO International*                                                                         4,500          310,500
                                                                                                        --------------
                                                                                                             1,178,532
WATER UTILITIES (0.1%)
   Pico Holdings*                                                                               6,300          203,175
                                                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   American Tower - Class A*                                                                   10,900          339,209
   Crown Castle International*                                                                 50,500        1,744,270
   Syniverse Holdings*                                                                         25,000          367,500
                                                                                                        --------------
                                                                                                             2,450,979

TOTAL COMMON STOCKS (IDENTIFIED COST $170,001,558)                                                         210,594,144
                                                                                                        --------------

                                                            INTEREST        MATURITY       PRINCIPAL
                                                              RATE            DATE           AMOUNT          VALUE
SHORT-TERM INVESTMENTS (4.3%)
   FIFTH THIRD REPURCHASE AGREEMENT                           5.00%        07/03/2006     $ 9,118,489   $    9,118,489
   DATED 06/30/06 (Repurchase Value $9,122,288                                                          --------------
   collateralized by U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $9,118,489)                                                    9,118,489
                                                                                                        --------------

TOTAL INVESTMENTS (102.1%) (IDENTIFIED COST $179,120,047)(1)                                               219,712,633
TOTAL LIABILITIES LESS OTHER ASSETS (-2.1%)                                                                 (4,638,818)
                                                                                                        --------------
TOTAL NET ASSETS (100.0%)                                                                               $  215,073,815
                                                                                                        ==============

----------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS

                                                                                                          UNREALIZED
                                                                                           UNITS PER     APPRECIATION/
   TYPE                                                     EXPIRATION      CONTRACTS       CONTRACT    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
   Russell 2000 E-Mini (Buy)                                09/15/2006             17             100   $       63,371

--------------------------------------------------------------------------------
*   Non-income producing security.
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     21

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES        VALUE
-------------------------------------------------------------------------------

COMMON STOCKS (97.5%)
AUSTRALIA (3.3%)
   AMP Ltd.                                             144,000   $     976,971
   AWB Ltd.                                             202,500         651,571
   Pacific Brands Ltd.                                  426,800         681,885
   Telstra Corp. Ltd.                                   342,400         936,333
   Wesfarmers Ltd.                                       30,800         808,617
                                                                  -------------
                                                                      4,055,377
AUSTRIA (1.6%)
   Raiffeisen International Bank Holding AG              23,200       2,014,863
                                                                  -------------
BELGIUM (1.9%)
   Agfa Gevaert NV                                       47,300       1,145,853
   Delhaize Group                                        17,100       1,185,449
                                                                  -------------
                                                                      2,331,302
BRAZIL (1.8%)
   Banco Nossa Caixa SA                                  25,800         539,609
   Cia de Bebidas das Americas                           19,100         787,875
   Petroleo Brasileiro SA                                 8,000         638,720
   Vivo Participacoes                                    91,000         223,860
                                                                  -------------
                                                                      2,190,064
CHINA (0.5%)
   PetroCHI Co Ltd.                                     580,000         619,858
                                                                  -------------
CYPRUS (0.2%)
   Bank of Cyprus Public Co. Ltd.                        26,330         255,948
                                                                  -------------
CZECHOSLOVAKIA (1.1%)
   CEZ                                                   42,200       1,423,390
                                                                  -------------
EGYPT (0.4%)
   Orascom Telecom Holding SAE                           12,300         501,840
                                                                  -------------
FRANCE (6.9%)
   Air France-KLM                                        60,600       1,424,642
   Bull SA*                                              83,480         558,434
   Gemalto NV*                                           25,480         685,372
   Pernod Ricard SA                                      11,910       2,361,191
   Total SA                                              53,876       3,545,426
                                                                  -------------
                                                                      8,575,065
GERMANY (8.2%)
   Allianz AG                                            10,190       1,608,988
   Bayer AG                                              36,800       1,693,545
   Deutsche Post AG-REG                                  59,300       1,593,560
   Fresenius Medical                                      6,500         743,256
   GEA Group AG                                         113,400       1,934,891
   Hypo Real Estate Holding AG                           43,000       2,606,961
                                                                  -------------
                                                                     10,181,201
GREAT BRITAIN (8.4%)
   Carnival PLC                                          31,200       1,271,032
   GlaxoSmithKline PLC                                   53,400       1,492,083
   IG Group Holdings PLC                                361,900       1,422,116
   Investcom LLC*                                        32,020         614,143
   Old Mutual PLC                                       575,900       1,738,552
   Standard Chartered                                    44,700       1,091,111
   William Hill PLC                                     119,400       1,383,289
   Yell Group PLC                                       146,900       1,389,488
                                                                  -------------
                                                                     10,401,814

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

22                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES        VALUE
-------------------------------------------------------------------------------

GREECE (6.4%)
   Chipita International                                162,700   $     745,003
   Hellenic Exchanges SA                                145,900       2,347,597
   Natl Bank of Greece*                                 136,400       3,199,865
   OPAP SA                                               47,000       1,701,265
                                                                  -------------
                                                                      7,993,730
HONG KONG (1.0%)
   Cheung Kong Holdings                                 111,000       1,202,716
                                                                  -------------
HUNGARY (1.1%)
   Mol Magyar Olaj- ADR                                  13,670       1,401,175
                                                                  -------------
ITALY (6.9%)
   Danieli & Co. SPA                                    274,410       1,951,472
   Fondiaria-Sai SPA                                     84,842       2,533,877
   Mediaset SPA                                         161,500       1,904,544
   UniCredito Italiano                                  276,000       2,160,470
                                                                  -------------
                                                                      8,550,363
JAPAN (18.4%)
   Aeon Credit Service Co. Ltd.                          27,900         677,753
   Aoyama Trading Co.                                    17,300         541,192
   Arnest One Corp.                                      27,000         764,418
   Asahi Glass Co.                                       72,000         912,898
   The Bank of Fukuoka Ltd.                              94,000         714,610
   Century Leasing System, Inc.                          37,700         594,292
   Daiwa Securities Group, Inc.                          65,000         774,729
   The Eighteenth Bank Ltd.                             101,000         571,898
   Fujitsu Ltd.                                         108,000         837,085
   Glory Ltd.                                            43,900         843,936
   Hitachi Chemical Co. Ltd.                             35,000         917,511
   Itochu Corp.                                         103,000         904,535
   JGC Corporation                                       60,000       1,032,331
   Kyowa Exeo Corp.                                      76,000         981,545
   Mitsubishi Electric Corp.                            117,000         937,513
   Mitsubishi UFJ Financial Group, Inc.                     100       1,398,113
   Mitsui Mining & Smelting Co. Ltd.                    165,000         973,217
   Nidec Corp.                                           11,400         816,847
   Ricoh Co Ltd.                                         35,000         686,604
   Sekisui Chemical Co.                                  79,000         682,034
   SMC                                                    5,200         735,652
   Sompo Japan Insurance, Inc.                           65,000         908,773
   Sumitomo Heavy Industries Ltd.                        92,000         850,542
   Sumitomo Mitsui Financial                                 65         687,260
   Sumitomo Realty & Development                         46,000       1,133,520
   Toyota Motor Corp.                                    25,000       1,308,546
   West Japan Railway Co.                                   159         659,953
                                                                  -------------
                                                                     22,847,307
LUXEMBOURG (2.2%)
   Arcelor                                               56,130       2,709,472
                                                                  -------------
MEXICO (0.7%)
   Coca-Cola Femsa SA de CV ADR                          15,000         442,800
   Grupo Televisa SA ADR                                 24,000         463,440
                                                                  -------------
                                                                        906,240
NETHERLANDS (2.7%)
   Royal Dutch Shell                                    100,600       3,385,765
                                                                  -------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      23

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES        VALUE
--------------------------------------------------------------------------------

NORWAY (4.0%)
   Pan Fish ASA*                                      1,867,800   $   2,022,357
   Tandberg ASA                                         122,400       1,012,643
   Telenor ASA                                          158,000       1,909,991
                                                                  -------------
                                                                      4,944,991
PHILIPPINES (0.5%)
   Ayala Land, Inc.                                   3,153,500         682,608
                                                                  -------------
RUSSIA (0.9%)
   OAO Gazprom ADR                                       25,250       1,061,762
                                                                  -------------
SOUTH KOREA (1.8%)
   Kookmin Bank ADR                                      11,800         980,108
   Samsung Electronics Co. Ltd.                           2,040       1,296,569
                                                                  -------------
                                                                      2,276,677
SPAIN (6.0%)
   Banco Bilbao Vizcaya                                  81,200       1,670,051
   Corp. Dermoestetica*                                  86,500         744,593
   Fadesa Inmobiliaria SA                                24,000         823,299
   Fomento De Construction                               18,300       1,391,524
   Tecnicas Reunidas SA*                                 39,740         902,223
   Telefonica SA                                        117,000       1,948,428
                                                                  -------------
                                                                      7,480,118
SWEDEN (2.5%)
   Modern Times Group*                                   32,130       1,689,819
   Svenska Handelsbank                                   55,800       1,438,274
                                                                  -------------
                                                                      3,128,093
SWITZERLAND (4.6%)
   Julius Baer Holding AG                                23,921       2,077,960
   Novartis AG-Reg SHS - Class G                         38,200       2,068,496
   Valora Holding                                         7,100       1,538,997
                                                                  -------------
                                                                      5,685,453
TAIWAN (1.8%)
   Cathay Financial Hld ADR*                             34,800         756,900
   HON HAI Precision Industry Co. Ltd. ADR               76,000         919,600
   Taiwan Semiconductor Manufacturing Co. Ltd.           59,739         548,408
                                                                  -------------
                                                                      2,224,908
THAILAND (0.6%)
   Bangkok Bank PCL                                     272,800         758,573
                                                                  -------------
TURKEY (1.1%)
   Aksigorta AS                                         492,300       1,362,574
                                                                  -------------

TOTAL COMMON STOCKS (IDENTIFIED COST $108,686,923)                  121,153,247
                                                                  -------------
--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

24                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                           INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                RATE        DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.8%)

   FIFTH THIRD REPURCHASE AGREEMENT DATED 06/30/06                         5.00%    07/03/2006   $   2,263,256   $   2,263,256
   (Repurchase Value $2,264,199 collateralized by                                                                -------------
   U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,263,256)                                                            2,263,256
                                                                                                                 -------------

TOTAL INVESTMENTS (99.3%) (IDENTIFIED COST $110,950,179)(1)                                                        123,416,503

TOTAL OTHER ASSETS LESS LIABILITIES (0.7%)                                                                             850,876
                                                                                                                 -------------
TOTAL NET ASSETS (100.0%)                                                                                        $ 124,267,379
                                                                                                                 =============

--------------------------------------------------------------------------------
*   Non-income producing security.
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      25

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                RATE        DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (96.9%)

FINANCE - BANKING (2.1%)
   Cardtronics(5)                                                         9.250%    08/15/2013   $     500,000   $     492,500
   Dollar Financial Group                                                 9.750%    11/15/2011         500,000         537,500
                                                                                                                 -------------
                                                                                                                     1,030,000
FINANCE - OTHER (3.6%)
   ASG Consolidated LLC(3)                                                0.000%    11/01/2011         500,000         421,250
   Fairfax Financial Holdings                                             7.375%    04/15/2018         500,000         415,000
   iPayment(5)                                                            9.750%    05/15/2014         500,000         497,500
   Thornburg Mortgage                                                     8.000%    05/15/2013         500,000         492,500
                                                                                                                 -------------
                                                                                                                     1,826,250
INDUSTRIAL - AUTOMOTIVE (2.9%)
   Ford Motor Credit Co. (4)                                              9.473%    04/15/2012         500,000         507,660
   General Motors Acceptance Corp.                                        7.000%    02/01/2012         500,000         474,600
   Goodyear Tire & Rubber                                                 9.000%    07/01/2015         500,000         477,500
                                                                                                                 -------------
                                                                                                                     1,459,760
INDUSTRIAL - BASIC (7.6%)
   Aleris International                                                   9.000%    11/15/2014         500,000         508,750
   Arco Chemical                                                         10.250%    11/01/2010         500,000         550,000
   Ball                                                                   6.625%    03/15/2018         500,000         466,250
   Nalco Finance(3)                                                       0.000%    02/01/2014         500,000         375,000
   Owens - Illinois                                                       7.800%    05/15/2018         500,000         470,000
   Polyone                                                                8.875%    05/01/2012         500,000         501,875
   Stanley-Martin Communities                                             9.750%    08/15/2015         500,000         427,500
   Ucar Finance                                                          10.250%    02/15/2012         500,000         527,500
                                                                                                                 -------------
                                                                                                                     3,826,875
INDUSTRIAL - CAPITAL GOODS (6.8%)
   Allied Waste                                                           7.875%    04/15/2013         500,000         500,000
   Case New Holland                                                       7.250%    01/15/2016         500,000         472,500
   DRS Technologies                                                       7.625%    02/01/2018         500,000         497,500
   Neenah(5)                                                             13.000%    09/30/2013         500,000         502,500
   Park-Ohio Industries                                                   8.375%    11/15/2014         500,000         440,000
   Terex                                                                  7.375%    01/15/2014         500,000         497,500
   WII Components                                                        10.000%    02/15/2012         500,000         495,000
                                                                                                                 -------------
                                                                                                                     3,405,000
INDUSTRIAL - ENERGY (6.8%)
   Chesapeake Energy                                                      6.500%    08/15/2017         500,000         456,250
   Hornbeck Offshore Services                                             6.125%    12/01/2014         500,000         463,750
   KCS Energy                                                             7.125%    04/01/2012         500,000         471,250
   Parker Drilling                                                        9.625%    10/01/2013         500,000         542,500
   Plains E&P                                                             8.750%    07/01/2012         500,000         523,750
   TXU                                                                    5.550%    11/15/2014         500,000         453,508
   Williams Cos Inc.                                                      7.625%    07/15/2019         500,000         507,500
                                                                                                                 -------------
                                                                                                                     3,418,508
INDUSTRIAL - ENTERTAINMENT (1.0%)
   Royal Caribbean Cruises                                                7.250%    03/15/2018         500,000         485,056
                                                                                                                 -------------
INDUSTRIAL - GAMING (6.8%)
   Herbst Gaming                                                          7.000%    11/15/2014         500,000         475,000
   Inn of Mountain Gods                                                  12.000%    11/15/2010         500,000         531,250
   MGM Mirage                                                             6.750%    09/01/2012         500,000         481,250
   Mohegan Tribal Gaming                                                  6.875%    02/15/2015         500,000         471,250
   River Rock Entertainment                                               9.750%    11/01/2011         500,000         526,250
   Station Casinos                                                        6.875%    03/01/2016         500,000         466,250
   Wynn Las Vegas                                                         6.625%    12/01/2014         500,000         471,250
                                                                                                                 -------------
                                                                                                                     3,422,500

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

26                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                RATE        DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - HEALTH CARE (8.7%)
   AMR HoldCo                                                            10.000%    02/15/2015   $     500,000   $     523,750
   Athena Neuro Fin.                                                      7.250%    02/21/2008         500,000         496,250
   Davita                                                                 7.250%    03/15/2015         500,000         480,000
   Fisher Scientific                                                      6.125%    07/01/2015         500,000         481,875
   HCA                                                                    6.500%    02/15/2016         500,000         462,313
   Healthsouth(4,5)                                                      11.418%    06/15/2014         500,000         498,750
   Tenet Healthcare                                                       6.875%    11/15/2031         500,000         400,000
   Triad Hospitals                                                        7.000%    11/15/2013         500,000         486,250
   Universal Hospital                                                    10.125%    11/01/2011         500,000         520,000
                                                                                                                 -------------
                                                                                                                     4,349,188
INDUSTRIAL - MEDIA CABLE (4.0%)
   Cablevision Systems                                                    8.000%    04/15/2012         500,000         493,125
   Charter Communications Holdings LLC(3)                                 0.000%    01/15/2012       1,000,000         530,000
   Echostar                                                               6.625%    10/01/2014         500,000         470,000
   Insight Midwest                                                        9.750%    10/01/2009         500,000         510,000
                                                                                                                 -------------
                                                                                                                     2,003,125
INDUSTRIAL - MEDIA - NON-CABLE (4.8%)
   Advanstar                                                             12.000%    02/15/2011         500,000         526,250
   AMC Entertainment                                                      8.000%    03/01/2014         500,000         458,125
   Cenveo                                                                 7.875%    12/01/2013         500,000         487,500
   Houghton Mifflin(3)                                                    0.000%    10/15/2013         500,000         412,500
   Imax                                                                   9.625%    12/01/2010         500,000         512,500
                                                                                                                 -------------
                                                                                                                     2,396,875
INDUSTRIAL - OTHER (5.9%)
   Columbus McKinnon                                                      8.875%    11/01/2013         500,000         510,000
   Comforce Operating                                                    12.000%    12/01/2007         500,000         500,625
   Education Management LLC(5)                                           10.250%    06/01/2016         500,000         497,500
   IMC Global                                                             7.375%    08/01/2018         500,000         470,000
   Rockwood Specialties                                                   7.500%    11/15/2014         500,000         490,000
   United Rentals                                                         7.750%    11/15/2013         500,000         475,000
                                                                                                                 -------------
                                                                                                                     2,943,125
INDUSTRIAL - OTHER CONSUMER CYCLICALS (4.9%)
   Carrols                                                                9.000%    01/15/2013         500,000         501,250
   Levi Strauss & Co.(5)                                                  8.875%    04/01/2016         500,000         477,500
   Pierre Foods                                                           9.875%    07/15/2012         500,000         508,750
   Sbarro                                                                11.000%    09/15/2009         500,000         509,375
   Tech Olympic USA                                                      10.375%    07/01/2012         500,000         480,000
                                                                                                                 -------------
                                                                                                                     2,476,875
INDUSTRIAL - OTHER CONSUMER NON-CYCLICALS (6.5%)
   Amscan Holdings                                                        8.750%    05/01/2014         500,000         437,500
   Jarden                                                                 9.750%    05/01/2012         500,000         510,000
   Jostens Holding(3)                                                     0.000%    12/01/2013         500,000         392,500
   Pathmark Stores                                                        8.750%    02/01/2012         500,000         475,000
   Phibro Animal Health                                                  13.000%    12/01/2007         500,000         518,750
   Reddy Ice(3)                                                           0.000%    11/01/2012         500,000         402,500
   Riddell Bell Holdings                                                  8.375%    10/01/2012         500,000         492,500
                                                                                                                 -------------
                                                                                                                     3,228,750
INDUSTRIAL - RETAILERS (7.8%)
   AmeriGas Partners                                                      7.125%    05/20/2016         500,000         468,750
   FTD                                                                    7.750%    02/15/2014         500,000         492,500
   General Nutrition Center                                               8.500%    12/01/2010         500,000         483,750
   GSC Holdings                                                           8.000%    10/01/2012         500,000         500,000
   Jean Coutu Group                                                       7.625%    08/01/2012         500,000         485,000

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      27

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                RATE        DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - RETAILERS (CONTINUED)
   Linens 'n Things(4,5 )                                                10.702%    01/15/2014   $     500,000   $     473,750
   National Pizza(5)                                                      9.500%    05/01/2014         500,000         483,750
   Petro Stopping                                                         9.000%    02/15/2012         500,000         496,250
                                                                                                                 -------------
                                                                                                                     3,883,750
INDUSTRIAL - SERVICES (2.0%)
   RH Donnelley(5)                                                        8.875%    01/15/2016         500,000         504,375
   The Sheridan Group                                                    10.250%    08/15/2011         500,000         508,125
                                                                                                                 -------------
                                                                                                                     1,012,500
INDUSTRIAL - TECHNOLOGY (3.0%)
   SGS International(5)                                                  12.000%    12/15/2013         500,000         500,000
   UNOVA                                                                  7.000%    03/15/2008         500,000         498,750
   Xerox                                                                  7.625%    06/15/2013         500,000         503,750
                                                                                                                 -------------
                                                                                                                     1,502,500
INDUSTRIAL - TELECOMMUNICATIONS - OTHER (1.7%)
   Citizens Communications                                                7.000%    11/01/2025         500,000         413,750
   Intelsat LTD                                                           7.625%    04/15/2012         500,000         412,500
                                                                                                                 -------------
                                                                                                                       826,250
INDUSTRIAL - TELECOMMUNICATIONS - WIRED (3.0%)
   Qwest Capital Funding                                                  7.250%    02/15/2011         500,000         486,250
   Syniverse Tech                                                         7.750%    08/15/2013         500,000         486,250
   Time Warner Telecom                                                    9.250%    02/15/2014         500,000         512,500
                                                                                                                 -------------
                                                                                                                     1,485,000
INDUSTRIAL - TELECOMMUNICATIONS - WIRELESS (1.0%)
   Rogers Wireless                                                        8.000%    12/15/2012         500,000         511,250
                                                                                                                 -------------
UTILITIES (6.0%)
   AES                                                                    8.875%    02/15/2011         500,000         525,000
   Allegheny Energy Supply                                                7.800%    03/15/2011         500,000         518,750
   Dynegy Holdings(5)                                                     8.375%    05/01/2016         500,000         492,500
   El Paso                                                                7.375%    12/15/2012         500,000         496,250
   NRG Energy                                                             7.375%    02/01/2016         500,000         487,500
   Suburban Propane Partnership                                           6.875%    12/15/2013         500,000         467,500
                                                                                                                 -------------
                                                                                                                     2,987,500

TOTAL CORPORATE BONDS (IDENTIFIED COST $49,458,967)                                                                 48,480,637
                                                                                                                 -------------
SHORT-TERM INVESTMENTS (1.0%)
   FIFTH THIRD REPURCHASE AGREEMENT DATED 06/30/06                        5.000%    07/03/2006         500,719         500,719
   (Repurchase Value $500,928 collateralized by                                                                  -------------
   U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $500,719)                                                                500,719
                                                                                                                 -------------

TOTAL INVESTMENTS (97.9%) (IDENTIFIED COST $49,959,686)(1)                                                          48,981,356
TOTAL OTHER ASSETS LESS LIABILITIES (2.1%)                                                                           1,039,398
                                                                                                                 -------------
TOTAL NET ASSETS (100.0%)                                                                                        $  50,020,754
                                                                                                                 =============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.
(3) Represents a step bond. Rate disclosed is as of June 30, 2006.
(4) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2006.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

28                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                RATE        DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.5%)
   Falcon Franchise Loan(4,5,7)                                           3.363%    01/05/2023   $   3,473,529   $     431,669
   Falcon Franchise Loan(5)                                               4.856%    01/01/2025         742,666         711,662
   Falcon Franchise(4,5,6,7)                                              2.228%    06/05/2018       1,725,818         141,949
   Falcon Franchise(5)                                                    7.074%    01/05/2025         250,000         240,837
                                                                                                                 -------------
                                                                                                                     1,526,117

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,750,772)                                                           1,526,117
                                                                                                                 -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (22.1%)
   Bank of America                                                        4.429%    11/10/2039         560,000         525,381
   Capco America(4,7)                                                     1.686%    10/15/2030      17,535,550         465,236
   Captec Franchise Trust(4,7)                                            1.117%    10/25/2018      14,624,066         430,474
   CDO Repackaging Trust Series(4,6)                                      6.868%    01/17/2036         520,457         519,806
   CNL Funding(4,6,7)                                                     1.765%    09/18/2012      16,179,333         734,865
   Collateralized Mortgage Securities                                     9.450%    02/01/2017          23,978          24,969
   Commercial Mortgage(4,5)                                               7.169%    02/14/2034         420,000         438,512
   CS First Boston Mortgage Securities                                    6.300%    11/11/2030         176,073         178,145
   CS First Boston Mortgage Securities                                    6.380%    12/16/2035       1,300,000       1,327,993
   Entertainment Properties Trust                                         6.223%    02/15/2018         211,000         208,988
   Fannie Mae-Aces(4,6,7)                                                 0.013%    06/17/2040      20,257,752          31,602
   FFCA Secured Lending                                                   7.810%    10/18/2025         465,000         416,171
   FHLMC                                                                  4.500%    10/01/2017         194,747         177,698
   FNMA(4,7)                                                              1.151%    02/25/2035       6,373,623         149,251
   FNMA                                                                   5.500%    05/01/2036         484,497         469,208
   GMAC Mortgage Corp. Loan Trust                                         4.308%    12/19/2033         530,000         485,535
   Government National Mortgage Association(4,7)                          0.197%    08/16/2043      23,449,389         663,547
   JP Morgan Commerical Mortgage                                          4.475%    07/15/2041         684,383         651,567
   LB Commercial Conduit Mortgage Trust(4,7)                              0.929%    10/25/2026      13,531,683          45,291
   LB-UBS Commercial Mortgage                                             4.333%    02/15/2037       1,014,000         919,660
   Legg Mason(5)                                                          2.865%    07/25/2021         147,265         136,326
   Lehman Brothers(4)                                                     6.599%    06/14/2017         500,000         489,541
   Merrill Lynch Mortgage Investments(7)                                  0.817%    11/15/2026      24,965,449       1,060,308
   Merrill Lynch Mortgage Investments                                     6.480%    11/15/2026         600,000         604,269
   Mortgage Capital Funding                                               6.423%    06/18/2030         338,925         342,138
   MSDW Capital                                                           6.010%    07/15/2033         673,060         623,142
   Orion Ltd. CDO(4,6)                                                    8.731%    09/10/2046         715,000         713,213
   Washington Mutual(4)                                                   5.627%    01/25/2036         809,429         786,715
                                                                                                                 -------------
                                                                                                                    13,619,551

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,671,529)                                             13,619,551
                                                                                                                 -------------

CORPORATE BONDS (31.6%)
FINANCE - BANKING (9.5%)
   Centura Bank                                                           6.500%    03/15/2009         195,000         197,718
   Centura Capital Trust(5)                                               8.845%    06/01/2027         350,000         372,859
   Colonial Bank NA Montgomery AL                                         8.000%    03/15/2009         650,000         674,357
   Colonial Bank NA Montgomery AL                                         9.375%    06/01/2011         490,000         546,671
   Comerica Bank                                                          8.375%    07/15/2024         300,000         339,161

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      29

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                RATE        DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------
FINANCE - BANKING (CONTINUED)
   First Massachusetts Bank                                               7.625%    06/15/2011   $     525,000   $     562,407
   First Union National                                                   6.919%    12/15/2036         600,000         646,300
   Frost National Bank San Antonio TX                                     6.875%    08/01/2011         895,000         935,976
   HSBC                                                                   5.313%    09/29/2049         200,000         176,553
   Marshall & Iisley(3)                                                   5.400%    10/15/2028         275,000         253,157
   Nations Bank(8)                                                        0.000%    07/17/2028       1,800,000         371,781
   Provident Capital Trust                                                8.600%    12/01/2026         400,000         419,515
   Regions Financial                                                      4.500%    08/08/2008         350,000         342,066
                                                                                                                 -------------
                                                                                                                     5,838,521
FINANCE - BROKER RELATED (BROKERAGE) (4.5%)
   Goldman Sachs Group, Inc.                                              6.345%    02/15/2034         875,000         815,731
   Jefferies Group                                                        6.250%    01/15/2036         270,000         246,418
   JP Morgan & Co(8)                                                      0.000%    07/01/2027       2,133,000         423,294
   Lehman Brothers Holdings                                               5.750%    04/25/2011         280,000         279,191
   Lehman Brothers(4)                                                     5.960%    06/10/2014         755,000         733,890
   Merrill Lynch & Co.(8)                                                 0.000%    03/20/2028       1,300,000         281,117
                                                                                                                 -------------
                                                                                                                     2,779,641
FINANCE - OTHER (5.8%)
   American General                                                       8.500%    07/01/2030         280,000         347,613
   Assured Guaranty                                                       7.000%    06/01/2034         200,000         205,971
   Cigna                                                                  7.650%    03/01/2023         290,000         307,539
   GMAC                                                                   6.125%    09/15/2006         420,000         419,380
   MBIA Global Funding(5)                                                 4.375%    03/15/2010         345,000         329,537
   MBIA Inc.                                                              5.700%    12/01/2034         440,000         389,241
   Nationwide Mutual Insurance(5)                                         6.600%    04/15/2034         480,000         450,997
   New England Mutual Life Insurance                                      7.875%    02/15/2024         435,000         506,762
   Transamerica Capital II(5)                                             7.650%    12/01/2026         560,000         599,231
                                                                                                                 -------------
                                                                                                                     3,556,271
INDUSTRIAL - BASIC (1.0%)
   BHP Finance                                                            6.750%    11/01/2013         290,000         304,467
   Ingersoll Rand                                                         6.130%    11/18/2027         300,000         311,653
                                                                                                                 -------------
                                                                                                                       616,120
INDUSTRIAL - ENERGY (3.2%)
   Diamond Shamrock                                                       7.650%    07/01/2026         650,000         695,086
   Enron Oil & Gas                                                        6.650%    04/01/2028         335,000         342,924
   Premcor Refining                                                       9.500%    02/01/2013         520,000         568,532
   Premcor Refining                                                       7.500%    06/15/2015         375,000         387,294
                                                                                                                 -------------
                                                                                                                     1,993,836
INDUSTRIAL - HEALTH CARE (0.5%)
   Bayer Corp.(5)                                                         6.200%    02/15/2008         290,000         291,383
                                                                                                                 -------------
INDUSTRIAL - MEDIA CABLE (0.4%)
   Comcast Corp.                                                          7.050%    03/15/2033         250,000         253,621
                                                                                                                 -------------
INDUSTRIAL - OTHER (0.5%)
   Phoenix Life Insurance(5)                                              7.150%    12/15/2034         300,000         293,915
                                                                                                                 -------------
INDUSTRIAL - OTHER CONSUMER NON-CYCLICALS (1.1%)
   Yum! Brands                                                            7.700%    07/01/2012         625,000         672,249
                                                                                                                 -------------
INDUSTRIAL - RETAILERS (1.8%)
   Autozone                                                               6.950%    06/15/2016         435,000         431,591
   JC Penney Corp.                                                        7.400%    04/01/2037         650,000         680,861
                                                                                                                 -------------
                                                                                                                     1,112,452

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

30                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                RATE        DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-TECHNOLOGY (0.7%)
   IBM                                                                    7.000%    10/30/2025   $     410,000   $     445,615
                                                                                                                 -------------
INDUSTRIAL-TRANSPORTATION (0.7%)
   Southwest Airlines                                                     7.375%    03/01/2027         406,000         427,469
                                                                                                                 -------------
UTILITIES (1.9%)
   Constellation Energy Group                                             4.550%    06/15/2015         585,000         518,041
   Entergy Ark                                                            4.500%    06/01/2010         150,000         142,458
   MidAmerican Energy(5)                                                  6.125%    04/01/2036         580,000         542,172
                                                                                                                 -------------
                                                                                                                     1,202,671

TOTAL CORPORATE BONDS (IDENTIFIED COST $20,212,682)                                                                 19,483,764
                                                                                                                 -------------
MUNICIPAL BONDS (0.3%)
   Fort Walton Defense Housing(8)                                         0.000%    10/15/2009         250,000         203,587

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $215,288)                                                                       203,587
                                                                                                                 -------------
U.S. GOVERNMENT AGENCY SECURITIES (38.7%)
FEDERAL FARM CREDIT BANK (FFCB) (0.8%)
   FFCB                                                                   4.000%    08/26/2008         500,000         485,327
                                                                                                                 -------------
FEDERAL HOME LOAN BANK (FHLB) (6.2%)
   FHLB                                                                   4.250%    06/24/2013         300,000         277,158
   FHLB                                                                   4.375%    07/16/2013         550,000         511,487
   FHLB(3)                                                                4.000%    07/23/2013         650,000         628,027
   FHLB                                                                   6.045%    05/12/2014         300,000         310,268
   FHLB                                                                   4.300%    07/23/2014         500,000         458,673
   FHLB(3)                                                                4.000%    07/02/2015         360,000         334,559
   FHLB(3)                                                                4.000%    08/06/2018         300,000         284,333
   FHLB                                                                   5.750%    07/07/2025       1,085,000       1,032,954
                                                                                                                 -------------
                                                                                                                     3,837,459
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (8.5%)
   FHLMC                                                                  4.000%    07/16/2010         400,000         378,425
   FHLMC                                                                  4.250%    05/22/2013         100,000          92,813
   FHLMC                                                                  4.400%    06/19/2013       1,500,000       1,396,818
   FHLMC(8)                                                               0.000%    07/15/2014       1,000,000         647,886
   FHLMC                                                                  7.300%    12/08/2014       1,000,000       1,006,758
   FHLMC                                                                  5.000%    03/27/2018         190,000         174,703
   FHLMC                                                                  5.000%    06/11/2018         450,000         408,925
   FHLMC(3)                                                               4.000%    07/18/2018         389,000         368,308
   FHLMC                                                                  5.000%    07/23/2018         310,000         285,740
   FHLMC                                                                  5.500%    10/15/2034         510,000         486,277
                                                                                                                 -------------
                                                                                                                     5,246,653
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.9%)
   FNMA                                                                   3.500%    04/06/2009         400,000         380,212
   FNMA                                                                   6.875%    09/24/2012         500,000         506,053
   FNMA                                                                   4.350%    07/02/2013         325,000         301,916
   FNMA(3)                                                                4.000%    12/30/2014       1,400,000       1,345,737
   FNMA                                                                   7.540%    03/02/2015       1,650,000       1,669,277
   FNMA                                                                   5.500%    07/30/2025         450,000         415,186
   FNMA                                                                   6.625%    11/15/2030         240,000         271,776
                                                                                                                 -------------
                                                                                                                     4,890,157

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      31

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                RATE        DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (0.9%)
   Small Business Administration                                          4.640%    05/01/2023   $     590,857   $     553,392
                                                                                                                 -------------
STUDENT LOAN MARKETING ASSOCIATION (SLMA) (1.3%)
   SLMA(8)                                                                0.000%    05/15/2014       1,600,000         773,286
                                                                                                                 -------------
U.S. TREASURY NOTES (13.1%)
   U.S. Treasury Note                                                     4.000%    09/30/2007       2,000,000       1,970,156
   U.S. Treasury Note                                                     3.750%    05/15/2008       1,500,000       1,462,091
   U.S. Treasury Note                                                     3.625%    07/15/2009       1,000,000         958,242
   U.S. Treasury Note                                                     4.500%    02/28/2011         665,000         648,427
   U.S. Treasury Note                                                     4.375%    08/15/2012         850,000         817,660
   U.S. Treasury Note                                                     1.625%    01/15/2015       1,000,000         983,481
   U.S. Treasury Note                                                     4.500%    11/15/2015         700,000         666,750
   U.S. Treasury Note                                                     4.500%    02/15/2016         565,000         537,543
                                                                                                                 -------------
                                                                                                                     8,044,350

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $24,479,706)                                               23,830,624
                                                                                                                 -------------

SHORT-TERM INVESTMENTS (3.6%)
   FIFTH THIRD REPURCHASE AGREEMENT DATED                                 5.000%    07/03/2006       2,179,622       2,179,622
   06/30/06 (Repurchase Value $2,180,530 collateralized                                                          -------------
   by U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,179,622)                                                            2,179,622
                                                                                                                 -------------

TOTAL INVESTMENTS (98.8%) (IDENTIFIED COST $63,509,599)(1)                                                          60,843,265
TOTAL OTHER ASSETS LESS LIABILITIES (1.2%)                                                                             759,039
                                                                                                                 -------------
TOTAL NET ASSETS (100.0%)                                                                                        $  61,602,304
                                                                                                                 =============

(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.
(3) Represents a step bond. Rate disclosed is as of June 30, 2006.
(4) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2006.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(6) Fair valued security under procedures established by the Fund's Board of Directors.
(7) Interest only security.
(8) Represents a zero coupon bond.

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

32                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.0%)

ASSET-BACKED SECURITIES (AUTO LOANS) (0.1%)
   Lai Vehicle Lease Securities Trust(6)                           2.580%    10/15/2009   $     138,699   $    138,421
                                                                                                          ------------
ASSET-BACKED SECURITIES (OTHER) (1.9%)
   Falcon Franchise Loan(4,5,7)                                    3.363%    01/05/2023       1,543,791        191,853
   Falcon Franchise Loan(5)                                        6.067%    01/05/2023         880,162        875,807
   Falcon Franchise Loan(5)                                        4.856%    01/01/2025         371,333        355,831
   Falcon Franchise(4,5,6,7)                                       2.228%    06/05/2018       1,725,818        141,949
   Marlin Leasing(5,6)                                             3.360%    06/15/2007         537,682        536,004
   PNC Mortgage                                                    7.050%    10/12/2033          40,404         40,657
                                                                                                          ------------
                                                                                                             2,142,101

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,454,434)                                                   2,280,522
                                                                                                          ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (18.0%)
   Asset Securitization                                            7.100%    08/13/2029          98,906         99,694
   Asset Securitization                                            7.384%    08/13/2029         865,000        881,448
   Asset Securitization(4)                                         7.560%    01/13/2030       1,200,000      1,211,113
   Banc of America Large Loan(4)                                   8.199%    03/15/2022         500,000        491,593
   Banc of America SST                                             6.274%    10/11/2033       1,000,000      1,014,379
   Bank of America                                                 4.429%    11/10/2039         560,000        525,381
   Captec Franchise Trust(7)                                       1.117%    10/25/2018      28,831,795        848,693
   CDO Repackaging Trust Series(4,6)                               6.868%    01/17/2036       1,014,892      1,013,623
   CNL Funding(4,6,7)                                              1.765%    09/18/2012      16,833,988        764,600
   Comm002-FL7 G3(4,5)                                             7.049%    11/15/2014       1,500,000      1,501,521
   Commercial Mortgage(4,5)                                        7.169%    02/14/2034         450,000        469,834
   Commercial Mortgage Acceptance(4)                               6.645%    12/15/2030       1,000,000      1,011,268
   CS First Boston Mortgage Securities                             6.300%    11/11/2030         670,057        677,939
   Entertainment Properties Trust(5)                               6.223%    02/15/2018         400,000        396,186
   Fannie Mae-Aces(4,6,7)                                          0.013%    06/17/2040      40,099,953         62,556
   FHLMC                                                           4.500%    10/01/2017         389,494        355,397
   First Union National Bank Commercial Mortgage                   6.423%    08/15/2033         500,000        513,186
   FNMA(7)                                                         1.151%    02/25/2035       8,770,542        205,380
   FNMA                                                            5.500%    05/01/2036         963,998        933,579
   GE Capital Commercial Mortgage                                  6.496%    01/15/2033         300,000        307,560
   GMAC Commercial Mortgage Securities                             6.590%    05/15/2033         160,000        163,218
   GMAC Mortgage Corp. Loan Trust                                  4.308%    12/19/2033       1,000,000        916,103
   GNMA                                                            3.360%    08/16/2022         445,110        422,322
   Gov't Lease Trust                                               4.000%    05/18/2011         877,041        816,855
   Greenwich Capital Community Funding(4,5)                        6.482%    07/05/2018         615,679        615,526
   Harborview Mortgage Loan Trust                                  2.975%    06/19/2034         187,938        184,315
   JP Morgan Commerical Mortgage                                   3.144%    07/12/2037         127,334        126,710
   LB-UBS Commercial Mortgage                                      4.071%    09/15/2026         526,725        506,079
   Legg Mason(5)                                                   2.865%    07/25/2021         199,241        184,376
   Lehman Brothers(4,5)                                            6.599%    06/14/2017         750,000        734,311
   Orion Ltd. CDO(4,6)                                             8.731%    09/10/2046       1,400,000      1,396,500
   Washington Mutual(4)                                            5.627%    01/25/2036       1,598,996      1,554,124
                                                                                                          ------------
                                                                                                            20,905,369

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $21,904,276)                                     20,905,369
                                                                                                          ------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      33

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (20.8%)

FINANCE - BROKER RELATED (BROKERAGE) (1.1%)
   J.P. Morgan                                                     6.250%    01/15/2009   $     227,000   $    229,315
   Morgan Stanley Finance                                          8.030%    02/28/2017       1,000,000      1,037,611
                                                                                                          ------------
                                                                                                             1,266,926
FINANCE - BANKING (7.9%)
   Bank of America                                                 4.750%    10/15/2006         250,000        249,387
   Bank of America                                                 4.700%    03/15/2007         500,000        495,140
   Bayerische Landesbank                                           5.875%    12/01/2008         500,000        502,507
   Centura Bank                                                    6.500%    03/15/2009         250,000        253,485
   Centura Capital Trust(5)                                        8.845%    06/01/2027         460,000        490,043
   Citicorp                                                        7.000%    07/01/2007         200,000        202,097
   Colonial Bank NA Montgomery AL                                  8.000%    03/15/2009         981,000      1,017,760
   Comerica Bank                                                   7.250%    06/15/2007         300,000        303,641
   First Union Corp.                                               6.300%    04/15/2008         100,000        101,357
   HSBC Finance                                                    7.650%    05/15/2007         775,000        787,145
   HSBC Finance                                                    7.750%    09/15/2022         300,000        302,218
   M&T Bank(4,5)                                                   3.850%    04/01/2013       1,000,000        969,760
   Provident Capital Trust                                         8.600%    12/01/2026         515,000        540,125
   Rabobank Nederland                                              4.125%    08/25/2008         750,000        735,749
   Regions Financial                                               4.500%    08/08/2008         500,000        488,666
   Royal Bank of Canada(4)                                         1.041%    04/14/2008         500,000        435,000
   Washington Mutual                                               7.500%    08/15/2006         500,000        501,048
   Washington Mutual                                               8.250%    04/01/2010         750,000        804,203
                                                                                                          ------------
                                                                                                             9,179,331
FINANCE - BROKER RELATED (BROKERAGE) (0.4%)
   Lehman Brothers Holdings                                        5.750%    04/25/2011         415,000        413,801
                                                                                                          ------------
FINANCE - OTHER (4.4%)
   Associates Corp.                                                6.875%    11/15/2008       1,000,000      1,026,714
   AXA Financial                                                   6.500%    04/01/2008         796,000        803,434
   CIT Group                                                       4.150%    03/15/2007         500,000        492,320
   CIT Group                                                       4.125%    11/03/2009         500,000        475,859
   Dis-Crave(6)                                                    6.850%    01/10/2007         588,876        587,646
   General Electric                                                5.310%    02/01/2011       1,000,000        979,326
   MBIA Global Funding(5)                                          4.375%    03/15/2010         460,000        439,382
   Transamerica                                                    9.375%    03/01/2008         250,000        262,071
                                                                                                          ------------
                                                                                                             5,066,752
INDUSTRIAL - AUTOMOTIVE (0.4%)
   Daimler Chrysler Holdings                                       6.100%    10/15/2006         500,000        498,572
                                                                                                          ------------
INDUSTRIAL - BASIC (0.9%)
   McDonald's                                                      4.240%    12/13/2006       1,000,000        993,573
                                                                                                          ------------
INDUSTRIAL - CAPITAL GOODS (0.6%)
   Cargill(5)                                                      6.150%    02/25/2008         650,000        654,610
   PPG Industries                                                  6.500%    11/01/2007           2,000          2,012
                                                                                                          ------------
                                                                                                               656,622
INDUSTRIAL - ENERGY (1.1%)
   EOG Resources                                                   6.500%    12/01/2007         300,000        302,473
   Premcor Refining                                                9.500%    02/01/2013         610,000        666,931
   Premcor Refining                                                7.500%    06/15/2015         360,000        371,802
                                                                                                          ------------
                                                                                                             1,341,206
INDUSTRIAL - HEALTH CARE (0.4%)
   Bayer Corp.(5)                                                  6.200%    02/15/2008         500,000        502,385
                                                                                                          ------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

34                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - OTHER CONSUMER NON-CYCLICALS (1.3%)
   Colgate Palmolive                                               7.840%    05/15/2007   $     500,000   $    508,577
   Yum! Brands                                                     7.700%    07/01/2012         925,000        994,928
                                                                                                          ------------
                                                                                                             1,503,505
INDUSTRIAL - SERVICES (0.4%)
   First Data                                                      4.700%    11/01/2006         500,000        498,445
                                                                                                          ------------
INDUSTRIAL - TECHNOLOGY (0.3%)
   Reynolds & Reynolds                                             7.000%    12/15/2006         375,000        373,563
                                                                                                          ------------
INDUSTRIAL - TRANSPORTATION (0.5%)
   Norfolk Southern                                                7.350%    05/15/2007          87,000         88,148
   Norfolk Southern                                                5.257%    09/17/2014         455,000        437,362
   Union Pacific                                                   8.660%    07/02/2011          78,284         81,061
                                                                                                          ------------
                                                                                                               606,571
UTILITIES (1.1%)
   Entergy Ark                                                     4.500%    06/01/2010         550,000        522,345
   Midamerican Energy                                              7.520%    09/15/2008         105,000        108,586
   Monongahela Power                                               5.000%    10/01/2006         650,000        648,469
                                                                                                          ------------
                                                                                                             1,279,400

TOTAL CORPORATE BONDS (IDENTIFIED COST $24,763,183)                                                         24,180,652
                                                                                                          ------------

U.S. GOVERNMENT AGENCY SECURITIES (57.5%)
DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (0.9%)
   HUD                                                             6.330%    08/01/2013       1,000,000      1,006,835
                                                                                                          ------------
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (0.9%)
   FAMC                                                            5.900%    03/03/2009       1,000,000      1,011,436
                                                                                                          ------------
FEDERAL FARM CREDIT BANK (FFCB) (1.0%)
   FFCB                                                            3.375%    09/24/2007         200,000        194,978
   FFCB                                                            4.000%    08/26/2008         500,000        485,327
   FFCB                                                            6.320%    10/12/2010         325,000        335,300
   FFCB                                                            4.875%    09/24/2012         150,000        144,051
                                                                                                          ------------
                                                                                                             1,159,656
FEDERAL HOME LOAN BANK (FHLB) (21.6%)
   FHLB(4)                                                         3.000%    11/20/2006       1,000,000        990,896
   FHLB                                                            5.375%    02/15/2007         325,000        324,610
   FHLB                                                            3.500%    05/15/2007       2,000,000      1,965,754
   FHLB                                                            4.875%    05/15/2007         830,000        825,301
   FHLB                                                            7.325%    05/30/2007         250,000        253,881
   FHLB(4)                                                         3.000%    10/01/2007       1,000,000        916,600
   FHLB                                                            6.200%    10/10/2007         200,000        200,500
   FHLB(3)                                                         4.000%    03/18/2008       1,000,000        982,077
   FHLB(3)                                                         3.625%    04/25/2008       1,000,000        973,475
   FHLB                                                            5.000%    05/12/2008       2,600,000      2,578,144
   FHLB(3)                                                         4.000%    05/28/2008         500,000        490,740
   FHLB(4)                                                         0.432%    07/17/2008       1,000,000        879,904
   FHLB(3)                                                         3.000%    07/30/2008       1,000,000        970,217
   FHLB                                                            3.650%    09/22/2008         500,000        481,303
   FHLB                                                            3.648%    09/29/2008         350,000        347,178
   FHLB                                                            4.000%    01/28/2009         395,000        381,447
   FHLB                                                            4.600%    02/05/2009       1,000,000        979,787

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      35

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB) (CONTINUED)
   FHLB                                                            5.000%    02/23/2009   $   1,000,000   $    989,287
   FHLB(3)                                                         3.000%    02/27/2009         500,000        495,507
   FHLB                                                            3.500%    09/24/2009         400,000        386,440
   FHLB(3)                                                         3.500%    09/30/2009         400,000        385,754
   FHLB                                                            5.300%    01/12/2010       1,000,000        988,432
   FHLB(3)                                                         4.250%    01/27/2010         125,000        122,542
   FHLB(3)                                                         4.500%    03/16/2010         500,000        495,628
   FHLB(3)                                                         4.500%    05/25/2010         500,000        490,042
   FHLB                                                            4.125%    08/13/2010       1,035,000        984,226
   FHLB                                                            5.125%    11/01/2010       1,000,000        980,473
   FHLB(3)                                                         5.250%    03/29/2011       1,000,000        992,051
   FHLB                                                            6.300%    06/21/2011          75,000         74,963
   FHLB(3)                                                         3.500%    07/15/2011         185,000        174,992
   FHLB(4)                                                         3.000%    09/30/2011       1,000,000        970,624
   FHLB(3)                                                         4.000%    06/11/2013       1,000,000        965,969
   FHLB(3)                                                         4.000%    07/23/2013         500,000        483,098
   FHLB(3)                                                         4.500%    07/30/2018         350,000        328,553
   FHLB(3)                                                         4.000%    08/06/2018         350,000        331,722
                                                                                                          ------------
                                                                                                            25,182,117
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (5.8%)
   FHLMC                                                           3.100%    05/27/2008         500,000        478,824
   FHLMC(3)                                                        3.750%    06/23/2008       1,000,000        975,090
   FHLMC                                                           3.150%    11/20/2008       1,000,000        949,173
   FHLMC                                                           5.000%    01/30/2009         850,000        840,280
   FHLMC(3)                                                        4.000%    03/16/2009       1,000,000        970,175
   FHLMC                                                           4.000%    12/15/2009          60,000         57,228
   FHLMC                                                           4.000%    07/16/2010         500,000        473,031
   FHLMC(3)                                                        4.000%    04/22/2014         485,000        470,839
   FHLMC(3)                                                        4.750%    07/30/2018         415,000        397,882
   FHLMC                                                           5.500%    10/15/2034       1,210,000      1,153,717
                                                                                                          ------------
                                                                                                             6,766,239
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.3%)
   FNMA                                                            3.000%    04/01/2008         100,000         96,829
   FNMA                                                            4.000%    03/03/2009         100,000         96,416
   FNMA                                                            3.500%    04/06/2009       1,245,000      1,183,409
   FNMA(3)                                                         4.375%    12/29/2010          30,000         29,208
   FNMA(3)                                                         4.250%    02/10/2011       2,225,000      2,156,466
   FNMA(3)                                                         3.250%    08/18/2011         300,000        291,247
                                                                                                          ------------
                                                                                                             3,853,575
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - PASS-THROUGH-AGENCY (0.0%)
   FNMA                                                            7.000%    12/01/2008           7,274          7,330
                                                                                                          ------------
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (1.2%)
   Small Business Administration                                   8.017%    02/10/2010         769,939        807,564
   Small Business Administration                                   4.640%    05/01/2023         671,246        628,683
                                                                                                          ------------
                                                                                                             1,436,247
U.S. TREASURY NOTES (22.8%)
   U.S. Treasury Note                                              4.000%    09/30/2007       2,000,000      1,970,156
   U.S. Treasury Note(8)                                           3.625%    01/15/2008       1,246,900      1,268,332
   U.S. Treasury Note(8)                                           3.875%    01/15/2009       1,246,900      1,272,260
   U.S. Treasury Note                                              3.125%    04/15/2009      10,000,000      9,485,160
   U.S. Treasury Note                                              4.000%    03/15/2010       6,000,000      5,777,580
   U.S. Treasury Note                                              4.375%    12/15/2010       1,000,000        971,328

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

36                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES (CONTINUED)
   U.S. Treasury Note                                              4.500%    02/28/2011   $     940,000   $    916,573
   U.S. Treasury Note                                              4.375%    08/15/2012       5,000,000      4,809,765
                                                                                                          ------------
                                                                                                            26,471,154

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $68,309,021)                                       66,894,589
                                                                                                          ------------

SHORT-TERM INVESTMENTS (0.6%)
   FIFTH THIRD REPURCHASE AGREEMENT DATED                          5.000%    07/03/2006         717,491        717,491
   06/30/06 (Repurchase Value $717,790 collateralized                                                     ------------
   by U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $717,491)                                                        717,491
                                                                                                          ------------

TOTAL INVESTMENTS (98.9%) (IDENTIFIED COST $118,148,405)(1)                                                114,978,623
TOTAL OTHER ASSETS LESS LIABILITIES (1.1%)                                                                   1,265,204
                                                                                                          ------------
TOTAL NET ASSETS (100.0%)                                                                                 $116,243,827
                                                                                                          ============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.
(3) Represents a step bond. Rate disclosed is as of June 30, 2006.
(4) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2006.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(6) Fair valued security under procedures established by the Fund's Board of Directors.
(7) Interest only security.
(8) Represents a Treasury Inflation Protected Security.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      37

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.5%)
   TMS SBA Loan Trust (1999 1-A)(4)                                5.800%    07/15/2025   $     278,837   $    276,856
                                                                                                          ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $278,821)                                                       276,856
                                                                                                          ------------

PROJECT LOANS (0.0%)
   Merrill Lynch 42(5)                                             7.430%    09/01/2022           2,691          2,664
                                                                                                          ------------

TOTAL PROJECT LOANS (IDENTIFIED COST $2,747)                                                                     2,664
                                                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (44.5%)

COLLATERALIZED MORTGAGE OBLIGATIONS - OTHER (7.5%)
   Banc of America Alternative Loan Trust (2003-10 6A2)            5.500%    12/25/2018         248,170        238,348
   Banc of America Alternative Loan Trust (2004-3 4A1)             5.000%    04/25/2019         336,290        320,001
   Countrywide Alternative Loan Trust (2004-J2A1)                  6.500%    03/25/2034         157,138        157,029
   Fanniemae Strip (344:1)(7)                                      0.000%    11/01/2033         472,457        340,550
   FNMA (2005-70 NA)(5)                                            5.500%    08/25/2035         193,528        190,515
   FNMA                                                            5.000%    12/01/2020         671,747        645,664
   Freddie Mac Strips(6)                                           5.500%    08/01/2035       3,003,409        813,972
   GMAC Mortgage Loan Trust (1999-C3 A2)                           7.179%    08/15/2036         645,606        668,163
   Lehman Mortgage Trust                                           5.500%    12/25/2035       1,189,626      1,177,529
                                                                                                          ------------
                                                                                                             4,551,771
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - CMOS (1.7%)
   Freddie Mac(4,5)                                                7.711%    6/15/2036        1,090,215      1,042,177
                                                                                                          ------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - PASS-THROUGH-AGENCY (0.5%)
   Freddie Mac Gold Pool                                           5.500%    06/01/2021         300,000        294,291
                                                                                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - PASS-THROUGH-AGENCY (34.8%)
   FNMA                                                            6.000%    09/01/2016         900,000        903,264
   FNMA                                                            6.000%    05/01/2017       3,600,000      3,613,756
   FNMA                                                            5.000%    12/01/2018         167,969        162,133
   FNMA                                                            6.000%    09/01/2019          21,243         21,320
   FNMA                                                            5.000%    06/01/2020         716,772        690,538
   FNMA                                                            6.000%    07/01/2020       1,994,528      2,002,149
   FNMA                                                            5.000%    12/01/2020         838,335        807,651
   FNMA                                                            4.500%    03/01/2021         100,009         94,526
   FNMA                                                            5.000%    03/01/2021         319,786        308,004
   FNMA                                                            6.000%    03/01/2021       3,142,823      3,154,831
   FNMA                                                            5.000%    04/01/2021       1,511,133      1,455,458
   FNMA                                                            6.000%    04/01/2021         300,000        301,185
   FNMA                                                            5.000%    05/01/2021       1,011,321        974,061
   FNMA                                                            5.000%    06/01/2021         750,691        723,033
   FNMA                                                            6.500%    10/01/2033          73,927         74,483
   FNMA                                                            6.500%    07/01/2034          98,136         98,711
   FNMA                                                            6.500%    09/01/2034          48,071         48,353
   FNMA                                                            6.500%    03/01/2036         718,072        721,909
   FNMA(5)                                                         6.500%    05/01/2036         340,000        341,700
   FNMA(5)                                                         6.500%    06/01/2036         780,000        784,051
   FNMA(5)                                                         5.500%    06/25/2036       4,100,000      3,936,000
                                                                                                          ------------
                                                                                                            21,217,116

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $27,293,594)                                     27,105,355
                                                                                                          ------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

38                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY BONDS (55.9%)

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (19.4%)
   FHLMC                                                           6.000%    01/01/2013   $       4,570   $      4,576
   FHLMC                                                           6.000%    02/01/2013          16,130         16,135
   FHLMC                                                           6.000%    04/01/2013         202,389        202,501
   FHLMC                                                           6.000%    05/01/2013           4,598          4,600
   FHLMC                                                           6.000%    08/01/2013          79,297         79,380
   FHLMC                                                           6.000%    09/01/2013          78,905         78,973
   FHLMC                                                           5.500%    11/01/2013           3,767          3,701
   FHLMC                                                           6.000%    11/01/2013         137,847        137,891
   FHLMC                                                           5.500%    12/01/2013          23,040         22,637
   FHLMC                                                           6.000%    12/01/2013           4,744          4,746
   FHLMC                                                           5.500%    02/01/2014           2,080          2,044
   FHLMC                                                           5.500%    03/01/2014          16,021         15,746
   FHLMC                                                           5.500%    04/01/2014           3,436          3,377
   FHLMC                                                           6.000%    04/01/2014         181,474        181,734
   FHLMC                                                           5.500%    05/01/2014           2,811          2,763
   FHLMC                                                           6.000%    05/01/2014         109,276        109,432
   FHLMC                                                           6.000%    07/01/2014          17,505         17,521
   FHLMC                                                           7.500%    09/01/2014          25,613         26,601
   FHLMC                                                           7.000%    06/01/2015           1,098          1,125
   FHLMC                                                           7.500%    07/01/2015           2,192          2,283
   FHLMC                                                           6.000%    05/01/2016           7,335          7,347
   FHLMC                                                           6.000%    06/01/2016          43,686         43,766
   FHLMC                                                           5.500%    02/15/2017         600,000        595,664
   FHLMC                                                           5.000%    08/01/2017          42,122         40,638
   FHLMC                                                           5.500%    08/01/2017         130,070        127,844
   FHLMC                                                           6.000%    08/01/2017          53,688         53,763
   FHLMC                                                           5.500%    09/01/2017           7,924          7,788
   FHLMC                                                           6.000%    09/01/2017           7,519          7,534
   FHLMC                                                           5.500%    09/15/2017         500,000        494,101
   FHLMC                                                           5.000%    10/01/2017         103,060         99,430
   FHLMC                                                           5.000%    11/01/2017         101,354         97,785
   FHLMC                                                           5.500%    11/01/2017          17,944         17,637
   FHLMC                                                           5.000%    01/01/2018          85,985         82,957
   FHLMC                                                           5.500%    01/01/2018          43,872         43,121
   FHLMC                                                           5.000%    03/01/2018          13,374         12,903
   FHLMC                                                           5.000%    04/01/2018          56,685         54,687
   FHLMC                                                           4.500%    05/01/2018       1,494,211      1,414,018
   FHLMC                                                           5.000%    05/01/2018         563,493        543,638
   FHLMC                                                           5.000%    06/01/2018         286,022        275,943
   FHLMC                                                           5.000%    07/01/2018          11,541         11,134
   FHLMC                                                           4.500%    08/01/2018         644,446        609,626
   FHLMC                                                           5.500%    08/01/2018          12,999         12,771
   FHLMC                                                           5.000%    10/01/2018          17,000         16,401
   FHLMC                                                           4.000%    10/15/2018         640,000        566,255
   FHLMC                                                           4.500%    11/01/2018         321,604        304,193
   FHLMC                                                           4.500%    12/01/2018         280,002        264,838
   FHLMC                                                           4.500%    01/01/2019         159,935        151,274
   FHLMC                                                           5.000%    08/15/2019         600,000        564,526
   FHLMC                                                           4.500%    01/01/2020          95,084         89,881
   FHLMC                                                           5.000%    06/01/2020         457,044        440,035
   FHLMC                                                           4.500%    07/01/2020         287,497        271,430
   FHLMC                                                           5.000%    08/01/2020         462,280        445,077
   FHLMC                                                           7.000%    06/01/2024              44             46

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      39

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (CONTINUED)
   FHLMC                                                           8.000%    07/01/2024   $      61,108   $     64,613
   FHLMC                                                           8.000%    08/01/2024           6,952          7,351
   FHLMC                                                           8.000%    06/01/2025              38             40
   FHLMC                                                           8.000%    07/01/2025          50,983         53,866
   FHLMC                                                           8.000%    09/01/2025             490            518
   FHLMC                                                           8.000%    11/01/2025           1,377          1,456
   FHLMC                                                           8.000%    12/01/2025           5,739          6,063
   FHLMC                                                           8.000%    01/01/2026             504            533
   FHLMC                                                           7.000%    05/01/2026           9,058          9,299
   FHLMC                                                           8.000%    06/01/2026          11,113         11,748
   FHLMC                                                           7.000%    09/01/2027             414            424
   FHLMC                                                           5.500%    01/01/2029          25,591         24,704
   FHLMC                                                           6.000%    01/01/2029          69,593         68,847
   FHLMC                                                           6.000%    02/01/2029          66,512         65,799
   FHLMC                                                           7.000%    04/01/2029             351            359
   FHLMC(8)                                                        6.000%    05/01/2029         115,779        114,551
   FHLMC                                                           7.000%    07/01/2029          17,470         17,894
   FHLMC                                                           7.000%    10/01/2029          38,319         39,249
   FHLMC                                                           7.000%    11/01/2029          15,990         16,378
   FHLMC                                                           7.000%    12/01/2029           2,220          2,273
   FHLMC                                                           7.000%    01/01/2030          38,356         39,288
   FHLMC                                                           7.000%    04/01/2030             150            154
   FHLMC                                                           7.000%    09/01/2030          19,344         19,823
   FHLMC                                                           7.000%    10/01/2030           3,165          3,243
   FHLMC                                                           7.500%    10/01/2030           1,330          1,377
   FHLMC                                                           7.000%    11/01/2030           2,630          2,696
   FHLMC                                                           7.000%    05/01/2031          16,673         17,090
   FHLMC                                                           7.000%    06/01/2031           5,489          5,626
   FHLMC                                                           7.000%    07/01/2031          10,044         10,295
   FHLMC                                                           7.000%    08/01/2031             940            963
   FHLMC                                                           7.000%    09/01/2031          12,215         12,520
   FHLMC                                                           7.000%    10/01/2031           1,266          1,298
   FHLMC                                                           7.000%    11/01/2031          15,162         15,541
   FHLMC                                                           6.000%    01/01/2032          27,798         27,489
   FHLMC                                                           5.500%    02/01/2032          17,585         16,966
   FHLMC                                                           5.500%    04/01/2032         108,377        104,535
   FHLMC                                                           7.000%    04/01/2032           6,164          6,315
   FHLMC                                                           7.000%    05/01/2032         131,343        134,557
   FHLMC                                                           6.500%    07/01/2032         435,036        439,125
   FHLMC                                                           7.000%    07/01/2032           4,635          4,749
   FHLMC                                                           6.500%    08/01/2032          92,897         93,771
   FHLMC                                                           7.000%    09/01/2033          19,301         19,773
   FHLMC                                                           5.000%    05/15/2035       1,100,220      1,097,618
   FHLMC                                                           4.500%    09/01/2035         596,787        542,770
                                                                                                          ------------
                                                                                                            11,809,364
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (35.6%)
   FNMA                                                            6.500%    02/01/2012          13,508         13,699
   FNMA                                                            6.500%    10/01/2013          35,848         36,354
   FNMA                                                            5.500%    07/01/2014          37,637         37,004
   FNMA                                                            6.500%    05/01/2016          55,635         56,438
   FNMA                                                            6.500%    06/01/2016          11,697         11,865
   FNMA                                                            6.500%    07/01/2016          43,454         44,080
   FNMA                                                            6.500%    09/01/2016          53,676         54,450
   FNMA                                                            5.500%    10/01/2016          50,022         49,185

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

40                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONTINUED)
   FNMA                                                            5.500%    05/01/2017   $     116,727   $    114,795
   FNMA                                                            5.500%    09/01/2017         125,739        123,657
   FNMA                                                            5.500%    10/01/2017          19,794         19,467
   FNMA                                                            5.000%    11/01/2017          80,179         77,397
   FNMA                                                            5.500%    12/01/2017         154,305        151,751
   FNMA                                                            4.500%    01/01/2018          44,162         41,839
   FNMA                                                            5.500%    01/01/2018         352,687        346,850
   FNMA                                                            5.000%    02/01/2018          54,291         52,404
   FNMA                                                            5.500%    02/01/2018         125,642        123,562
   FNMA                                                            5.000%    05/01/2018         271,310        261,884
   FNMA                                                            5.500%    06/01/2018       1,033,755      1,016,645
   FNMA                                                            5.000%    08/01/2018          59,413         57,349
   FNMA                                                            5.000%    09/01/2018         889,861        858,944
   FNMA                                                            5.000%    10/01/2018         568,662        548,905
   FNMA                                                            5.500%    11/01/2018          10,361         10,186
   FNMA                                                            5.000%    12/01/2018       1,136,613      1,097,175
   FNMA                                                            4.500%    01/01/2019         205,537        194,523
   FNMA                                                            5.500%    01/01/2019          20,496         20,148
   FNMA                                                            4.000%    05/25/2019         840,000        729,073
   FNMA                                                            4.000%    06/01/2019         496,632        458,793
   FNMA                                                            4.500%    06/01/2019         478,866        453,205
   FNMA                                                            5.000%    06/01/2019       1,675,768      1,617,545
   FNMA                                                            5.500%    08/01/2019         760,817        747,421
   FNMA                                                            4.500%    01/01/2020          92,288         87,342
   FNMA                                                            5.500%    05/01/2020         977,014        960,844
   FNMA                                                            4.500%    12/01/2020          96,626         91,335
   FNMA                                                            4.500%    02/01/2021          93,906         88,757
   FNMA                                                            7.500%    08/01/2023          14,553         15,051
   FNMA                                                            6.500%    04/01/2024           1,454          1,468
   FNMA                                                            6.500%    11/01/2024          23,834         24,061
   FNMA                                                            7.000%    10/01/2025          14,496         14,867
   FNMA                                                            7.500%    02/01/2026           4,081          4,232
   FNMA                                                            6.500%    04/01/2026           5,991          6,053
   FNMA                                                            7.000%    09/01/2026           8,830          9,056
   FNMA(8)                                                         7.500%    09/01/2026          40,716         42,252
   FNMA                                                            7.000%    04/01/2027           6,597          6,766
   FNMA                                                            7.500%    05/01/2027           5,858          6,082
   FNMA                                                            7.500%    11/01/2027          13,830         14,360
   FNMA                                                            7.500%    12/01/2027          43,268         44,926
   FNMA                                                            7.500%    01/01/2028           1,913          1,986
   FNMA                                                            7.500%    02/01/2028          11,866         12,309
   FNMA                                                            6.500%    11/01/2028          18,823         19,016
   FNMA                                                            6.000%    01/01/2029          16,803         16,620
   FNMA                                                            6.500%    03/01/2029          89,620         90,538
   FNMA                                                            7.000%    03/01/2029           5,468          5,606
   FNMA                                                            7.000%    04/01/2029          32,138         32,948
   FNMA                                                            7.000%    05/01/2029          31,437         32,230
   FNMA                                                            6.500%    06/01/2029           7,129          7,202
   FNMA                                                            6.500%    07/01/2029           9,688          9,787
   FNMA                                                            7.000%    07/01/2029           5,385          5,520
   FNMA                                                            7.500%    09/01/2029         114,692        118,907
   FNMA                                                            6.000%    10/01/2029          54,244         53,651
   FNMA                                                            7.000%    11/01/2029           4,825          4,947
   FNMA                                                            7.000%    12/01/2029           6,463          6,626

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      41

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONTINUED)
   FNMA                                                            7.000%    01/01/2030   $      15,946       $ 16,346
   FNMA                                                            6.500%    02/01/2030          11,936         12,049
   FNMA                                                            7.000%    02/01/2030          39,716         40,717
   FNMA                                                            7.000%    03/01/2030           1,992          2,042
   FNMA                                                            7.000%    11/01/2030             984          1,008
   FNMA                                                            7.000%    12/01/2030          23,136         23,717
   FNMA                                                            7.000%    01/01/2031           6,543          6,704
   FNMA                                                            7.000%    06/01/2031          25,082         25,699
   FNMA                                                            7.000%    07/01/2031          35,602         36,478
   FNMA                                                            7.000%    08/01/2031          16,962         17,379
   FNMA                                                            6.500%    09/01/2031           9,834          9,923
   FNMA                                                            7.000%    09/01/2031          33,105         33,937
   FNMA                                                            7.000%    10/01/2031          15,875         16,274
   FNMA                                                            7.500%    12/01/2031           6,743          6,975
   FNMA                                                            6.000%    02/01/2032          24,070         23,794
   FNMA                                                            7.000%    05/01/2032           9,858         10,099
   FNMA                                                            6.500%    07/01/2032          10,541         10,634
   FNMA                                                            7.000%    08/01/2032          29,489         30,210
   FNMA                                                            5.500%    01/01/2033       1,245,101      1,201,325
   FNMA                                                            6.500%    01/01/2033           9,150          9,233
   FNMA                                                            6.000%    02/01/2033           7,983          7,886
   FNMA                                                            5.500%    06/01/2033         211,806        204,329
   FNMA                                                            6.000%    06/01/2033         578,595        571,623
   FNMA                                                            5.500%    07/01/2033         312,818        301,775
   FNMA                                                            4.500%    08/01/2033         120,399        109,708
   FNMA                                                            5.500%    08/01/2033         117,695        113,541
   FNMA                                                            4.500%    09/01/2033         121,761        110,949
   FNMA                                                            4.500%    10/01/2033       1,331,891      1,213,619
   FNMA                                                            6.000%    11/25/2033         447,372        112,314
   FNMA                                                            5.500%    04/01/2034          25,332         24,396
   FNMA                                                            6.000%    08/01/2034         969,299        957,360
   FNMA                                                            5.500%    10/01/2034         894,591        861,538
   FNMA                                                            5.000%    12/01/2034         366,945        344,105
   FNMA                                                            5.500%    02/01/2035         722,880        697,362
   FNMA                                                            6.000%    06/01/2035       1,208,577      1,194,014
   FNMA                                                            4.500%    08/01/2035         289,876        262,796
   FNMA                                                            4.500%    09/01/2035         670,898        608,225
   FNMA                                                            4.500%    10/01/2035       1,012,961        918,334
   FNMA                                                            4.550%    10/01/2035         284,233        257,680
                                                                                                          ------------
                                                                                                            21,668,035
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (1.0%)
   GNMA                                                            5.500%    04/15/2014          83,920         82,952
   GNMA                                                            6.000%    04/15/2014         178,897        180,171
   GNMA                                                            6.500%    08/15/2014           7,803          7,938
   GNMA                                                            6.000%    12/15/2016         174,512        175,818
   GNMA                                                            8.000%    03/15/2017           2,220          2,336
   GNMA                                                            6.500%    12/15/2023          33,726         34,204
   GNMA                                                            8.000%    09/20/2026          61,886         65,417
   GNMA                                                            7.500%    09/15/2027           8,430          8,832
   GNMA                                                            7.500%    10/15/2029          15,932         16,663
                                                                                                          ------------
                                                                                                               574,331

TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $35,260,163)                                            34,051,730
                                                                                                          ------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

42                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.6%)

   FIFTH THIRD REPURCHASE AGREEMENT                                5.000%    07/03/2006   $   4,006,593   $  4,006,593
   DATED 06/30/06 (Repurchase Value $4,008,262                                                            ------------
   collateralized by U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,006,593)                                                    4,006,593
                                                                                                          ------------

TOTAL INVESTMENTS (92.4%) (IDENTIFIED COST $66,841,918)(1)                                                  65,443,198
TOTAL OTHER ASSETS LESS LIABILITIES (7.6%)                                                                   2,297,730
                                                                                                          ------------
TOTAL NET ASSETS (100.0%)                                                                                 $ 67,740,928
                                                                                                          ============

FORWARD COMMITMENTS

                                                                  INTEREST    DELIVERY      PRINCIPAL
TYPE                                                                RATE        DATE          AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT JUNE 30, 2006 (COST PAYABLE $104,109,117)
   FGOLD 15YR TBA                                                  4.000%    07/18/2006   $   1,000,000   $    921,250
   FGOLD 15YR TBA                                                  4.500%    07/18/2006       6,000,000      5,662,500
   FGOLD 15YR TBA                                                  5.000%    07/18/2006       2,300,000      2,213,032
   FGOLD 30YR TBA                                                  5.500%    07/13/2006      17,300,000     16,613,398
   FGOLD 30YR TBA                                                  6.000%    07/13/2006       6,500,000      6,398,437
   FGOLD 30YR TBA                                                  6.500%    07/13/2006         600,000        603,375
   FGOLD 30YR TBA                                                  7.000%    07/13/2006         400,000        409,125
   FHLMC GOLD 30YR TBA                                             4.500%    07/13/2006       1,300,000      1,178,531
   FHLMC GOLD 30YR TBA                                             5.000%    07/13/2006       7,100,000      6,629,625
   FNMA 15YR TBA                                                   4.500%    07/18/2006         123,310        116,527
   FNMA 15YR TBA                                                   5.000%    07/18/2006         700,000        673,968
   FNMA 15YR TBA                                                   5.500%    07/18/2006       3,400,000      3,336,250
   FNMA 15YR TBA                                                   6.000%    07/18/2006       7,400,000      7,425,441
   FNMA 30YR TBA                                                   4.500%    07/13/2006       5,125,950      4,643,793
   FNMA 30YR TBA                                                   5.000%    07/13/2006      19,766,945     18,475,926
   FNMA 30YR TBA                                                   5.500%    07/13/2006      25,600,000     24,583,987
   FNMA 30YR TBA                                                   6.000%    07/13/2006         800,000        787,250
   FNMA 30YR TBA                                                   6.500%    07/13/2006       2,500,000      2,512,500
   FNMA 30YR TBA                                                   7.000%    07/13/2006         400,000        409,125
                                                                                                          ------------
                                                                                                          $103,594,040
                                                                                                          ============
TBA SALE COMMITMENTS AT JUNE 30, 2006 (PROCEEDS RECEIVABLE $99,603,673)
   FGOLD 15YR TBA                                                  4.500%    07/18/2006      (6,800,000)    (6,417,500)
   FGOLD 15YR TBA                                                  5.000%    07/18/2006      (4,400,000)    (4,233,627)
   FGOLD 15YR TBA                                                  5.500%    07/18/2006        (500,000)      (490,312)
   FGOLD 30YR TBA                                                  5.500%    07/13/2006      (7,000,000)    (6,722,184)
   FGOLD 30YR TBA                                                  6.000%    07/13/2006      (1,200,000)    (1,181,250)
   FHLMC GOLD 30YR TBA                                             4.500%    07/13/2006      (1,796,787)    (1,628,899)
   FHLMC GOLD 30YR TBA                                             5.000%    07/13/2006      (6,600,000)    (6,162,750)
   FNMA 15YR TBA                                                   4.000%    07/18/2006        (400,000)      (369,000)
   FNMA 15YR TBA                                                   4.500%    07/18/2006      (1,090,532)    (1,030,553)
   FNMA 15YR TBA                                                   5.000%    07/18/2006      (9,300,000)    (8,954,152)
   FNMA 15YR TBA                                                   5.500%    07/18/2006      (5,400,000)    (5,298,750)
   FNMA 15YR TBA                                                   6.000%    07/18/2006     (14,400,000)   (14,449,507)
   FNMA 30YR TBA                                                   4.500%    07/13/2006      (6,857,967)    (6,212,893)
   FNMA 30YR TBA                                                   5.000%    07/13/2006      (7,633,889)    (7,135,305)

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      43

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTEREST    DELIVERY     PRINCIPAL
TYPE                                                                RATE        DATE         AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------
TBA SALE COMMITMENTS AT JUNE 30, 2006 (PROCEEDS RECEIVABLE $99,603,673) (CONTINUED)
   FNMA 30YR TBA                                                   5.500%    07/13/2006   $ (25,100,000)  $(24,103,831)
   FNMA 30YR TBA                                                   6.000%    07/13/2006        (100,000)       (98,406)
   FNMA 30YR TBA                                                   6.500%    07/13/2006      (4,600,000)    (4,623,000)
                                                                                                          ------------
                                                                                                          $(99,111,919)
                                                                                                          ============

----------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN

                                                                               PREMIUM      NUMBER OF
NOTE/EXPIRATION DATE/EXERCISE PRICE                                           RECEIVED      CONTRACTS        VALUE
----------------------------------------------------------------------------------------------------------------------
US 10 Year Note, 6.00%, 08/25/06, $110.00                                    $   14,172              28   $       (438)
                                                                                                          ------------
                                                                                                          $       (438)
                                                                                                          ============

----------------------------------------------------------------------------------------------------------------------
PUT OPTIONS WRITTEN

                                                                              PREMIUM       NUMBER OF
NOTE/EXPIRATION DATE/EXERCISE PRICE                                           RECEIVED      CONTRACTS        VALUE
----------------------------------------------------------------------------------------------------------------------
US 10 Year Note, 6.00%, 08/25/06, $106.00                                    $   16,250              28   $    (39,375)
                                                                                                          ------------
                                                                                                          $    (39,375)
                                                                                                          ============

----------------------------------------------------------------------------------------------------------------------
WRITTEN OPTION ACTIVITY

                                                                   WRITTEN CALL OPTIONS        WRITTEN PUT OPTIONS
                                                                  NUMBER OF    CONTRACT     NUMBER OF       CONTRACT
                                                                  CONTRACTS     PREMIUM     CONTRACTS       PREMIUM
----------------------------------------------------------------------------------------------------------------------
Outstanding, at beginning of year                                      -       $      -               -   $          -
Options written                                                       86         36,540              86         37,056
Options exercised or closed                                          (58)       (22,368)            (58)       (20,806)
Options expired                                                        -              -
                                                                  ----------------------------------------------------
Outstanding, June 30, 2006                                            28       $ 14,172              28   $     16,250
                                                                  ====================================================

----------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS

                                                                                                            UNREALIZED
                                                                                            UNITS PER    APPRECIATION/
TYPE                                                              EXPIRATION   CONTRACTS     CONTRACT   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Note Future (Buy)                             09/20/2006          39          1,000         30,992
2 Year US Treasury Note Future (Sell)                             09/30/2006          63          2,000         45,615
5 Year US Treasury Note Future (Sell)                             09/29/2006          52          1,000         14,403

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.
(3) Represents a step bond. Rate disclosed is as of June 30, 2006.
(4) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2006.
(5) Fair valued security under procedures established by the Fund's Board of Directors.
(6) Interest only security.
(7) Represents a zero coupon bond.
(8) Security has been segregated as collateral to cover margin requirements for open futures contracts as of June 30, 2006.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

44               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                              RATE        DATE          AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (96.6%)

FEDERAL FARM CREDIT BANK (FFCB) (3.2%)
   FFCB                                                 5.900%    02/05/2008    $    100,000   $      100,604
   FFCB                                                 3.500%    04/15/2008       1,000,000          966,624
   FFCB                                                 5.960%    06/16/2008         600,000          605,331
                                                                                               --------------
                                                                                                    1,672,559
FEDERAL HOME LOAN BANK (FHLB) (65.5%)
   FHLB                                                 3.500%    08/15/2006         500,000          498,839
   FHLB                                                 5.250%    08/15/2006       1,950,000        1,949,347
   FHLB                                                 2.950%    09/14/2006       2,000,000        1,990,132
   FHLB                                                 2.100%    10/13/2006       1,000,000          990,818
   FHLB                                                 3.125%    11/15/2006       1,000,000          991,632
   FHLB                                                 4.500%    11/24/2006         200,000          199,715
   FHLB                                                 3.375%    01/10/2007       1,000,000          988,904
   FHLB                                                 2.875%    02/15/2007         650,000          639,522
   FHLB                                                 3.300%    03/22/2007       1,480,000        1,456,717
   FHLB                                                 2.450%    03/29/2007         650,000          635,577
   FHLB                                                 3.500%    05/15/2007       3,345,000        3,287,724
   FHLB                                                 2.750%    05/21/2007       2,200,000        2,161,560
   FHLB                                                 4.650%    05/21/2007         250,000          248,086
   FHLB                                                 3.875%    06/08/2007       2,750,000        2,709,000
   FHLB                                                 6.750%    08/15/2007         700,000          709,125
   FHLB                                                 3.875%    09/14/2007       3,000,000        2,942,454
   FHLB                                                 3.500%    11/15/2007       3,420,000        3,330,639
   FHLB                                                 5.875%    11/15/2007         620,000          622,913
   FHLB                                                 3.070%    01/15/2008         500,000          482,351
   FHLB                                                 5.625%    02/15/2008       1,585,000        1,588,105
   FHLB                                                 7.000%    02/15/2008         270,000          276,193
   FHLB                                                 4.500%    04/11/2008       1,200,000        1,180,242
   FHLB                                                 4.250%    09/12/2008       1,000,000          975,299
   FHLB                                                 4.500%    12/30/2008         200,000          194,625
   FHLB                                                 4.050%    04/30/2009       1,000,000          963,756
   FHLB                                                 4.000%    05/20/2009         500,000          480,991
   FHLB                                                 4.500%    02/03/2010         460,000          445,358
   FHLB                                                 5.600%    06/16/2010       1,000,000          995,637
                                                                                               --------------
                                                                                                   33,935,261
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (5.1%)
   FHLMC                                                3.000%    08/27/2007         600,000          583,345
   FHLMC                                                3.300%    09/14/2007       1,210,000        1,179,256
   FHLMC                                                4.500%    03/01/2010         411,168          400,520
   FHLMC                                                4.500%    06/01/2010         475,509          458,565
                                                                                               --------------
                                                                                                    2,621,686
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.1%)
   FNMA                                                 3.375%    12/15/2006       1,000,000          990,616
   FNMA                                                 3.550%    01/12/2007       1,000,000          989,678
   FNMA                                                 4.500%    02/01/2010         170,306          164,122
                                                                                               --------------
                                                                                                    2,144,416
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (SBA) (18.7%)
   SBA                                                  8.875%    02/25/2007          58,577           58,297
   SBA                                                  9.225%    11/25/2007           2,907            2,921
   SBA                                                  8.125%    06/25/2008          36,605           36,817
   SBA                                                  9.875%    07/25/2008           1,865            1,889
   SBA                                                  8.125%    08/25/2008           5,938            5,967
   SBA                                                  8.125%    03/25/2009          12,776           12,884
   SBA                                                  5.875%    06/25/2009         106,711          106,488

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       45

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                              RATE        DATE          AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (SBA) (CONTINUED)
   SBA                                                  8.875%    01/25/2010   $      21,485   $       21,997
   SBA                                                  6.250%    02/25/2010           9,290            9,305
   SBA                                                  6.500%    02/25/2010         135,929          136,148
   SBA                                                  9.375%    05/25/2010         145,878          151,299
   SBA                                                  8.875%    11/25/2010          47,626           49,023
   SBA                                                  8.125%    03/25/2011          29,386           29,955
   SBA                                                  9.015%    09/25/2011         596,272          622,653
   SBA                                                  7.625%    11/25/2012          71,538           73,416
   SBA                                                 10.375%    12/25/2012          40,249           42,548
   SBA                                                  8.375%    01/25/2013         256,316          266,722
   SBA                                                  5.840%    02/25/2013          67,244           67,434
   SBA                                                  6.125%    03/25/2013          85,466           85,958
   SBA                                                 10.125%    06/25/2013           4,224            4,470
   SBA                                                  7.875%    07/25/2013          98,284          101,201
   SBA                                                  6.250%    01/25/2014           3,764            3,798
   SBA                                                  9.515%    05/25/2014         455,216          488,994
   SBA                                                  9.875%    05/25/2014          29,874           31,598
   SBA                                                  7.000%    06/25/2014           5,045            5,032
   SBA                                                  6.875%    07/25/2014          85,012           86,505
   SBA                                                  9.225%    07/25/2015          25,769           27,277
   SBA                                                  8.725%    11/25/2015          32,012           33,548
   SBA                                                  8.625%    03/25/2016         858,533          912,623
   SBA                                                  6.625%    04/25/2016          17,414           17,596
   SBA                                                  8.875%    07/25/2016          43,282           45,721
   SBA                                                 10.125%    08/25/2016          10,550           11,247
   SBA                                                  6.250%    03/25/2017          15,098           15,283
   SBA                                                  6.375%    07/25/2017          58,030           58,939
   SBA                                                  6.625%    09/25/2017           9,414            9,563
   SBA                                                  6.250%    12/25/2017         311,194          315,191
   SBA                                                  6.250%    02/25/2018          81,194           82,247
   SBA                                                  6.000%    08/25/2018         463,038          466,703
   SBA                                                  5.950%    01/25/2019          43,022           43,366
   SBA                                                  6.950%    05/25/2019          63,619           64,016
   SBA                                                  6.250%    06/25/2019         259,949          263,593
   SBA                                                  8.125%    06/25/2020         130,656          137,933
   SBA                                                  6.000%    09/25/2020          36,945           37,275
   SBA                                                  8.250%    12/25/2020          38,235           40,087
   SBA                                                  5.750%    04/25/2021         120,176          120,879
   SBA                                                  8.625%    04/25/2021          17,194           17,923
   SBA                                                  8.125%    07/25/2021          14,507           15,262
   SBA                                                  5.875%    10/25/2021         206,131          207,983
   SBA                                                  6.000%    09/25/2022          39,282           39,528
   SBA                                                  5.875%    07/25/2023         432,393          435,195
   SBA                                                  7.875%    07/25/2023          30,943           32,327
   SBA                                                  6.875%    02/25/2024         904,318          937,124
   SBA                                                  8.125%    03/25/2024         141,731          149,966
   SBA                                                  8.875%    08/25/2024          44,368           47,297
   SBA                                                  8.875%    10/25/2024          54,381           58,916
   SBA                                                  6.000%    11/25/2024         194,981          197,046
   SBA                                                  7.875%    12/25/2024          64,828           67,850
   SBA                                                  5.875%    01/25/2025         456,610          461,167
   SBA                                                  9.125%    02/25/2025          49,645           54,068
   SBA                                                  8.375%    06/25/2025          17,898           19,029
   SBA                                                  8.375%    09/25/2025          31,718           33,748

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

46               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       INTEREST    MATURITY       PRINCIPAL
DESCRIPTION                                              RATE        DATE          AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY
 (SBA) (CONTINUED)
   SBA                                                  8.875%    10/25/2025    $     53,343   $       57,726
   SBA                                                  5.700%    03/25/2026         274,928          276,517
   SBA                                                  7.500%    05/25/2028         489,362          515,023
   SBA                                                  5.950%    02/25/2030         844,532          849,924
                                                                                               --------------
                                                                                                    9,680,025

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $50,592,892)                                              50,053,947
                                                                                               --------------

SHORT-TERM INVESTMENTS (2.4%)

   FIFTH THIRD REPURCHASE AGREEMENT DATED               5.000%    07/03/2006       1,219,354        1,219,354
   06/30/06 (Repurchase Value $1,219,862 collateralized                                        --------------
   by U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,219,354)                                           1,219,354
                                                                                               --------------

TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $51,812,246)(1)                                         51,273,301
TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                            529,756
                                                                                               --------------
TOTAL NET ASSETS (100.0%)                                                                      $   51,803,057
                                                                                               ==============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       47

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                              RATE        DATE          AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (80.7%)

FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FMAC) (2.3%)
   FMAC                                                 5.010%    09/25/2006   $  30,000,000   $   29,640,950
                                                                                               --------------
FEDERAL HOME LOAN BANK (FHLB) (34.2%)
   FHLB(3)                                              4.000%    07/13/2006      25,000,000       25,000,000
   FHLB                                                 3.820%    07/20/2006      25,000,000       25,000,000
   FHLB(4)                                              5.136%    07/21/2006      40,000,000       40,000,000
   FHLB                                                 4.375%    10/26/2006      25,000,000       25,000,000
   FHLB(4)                                              5.131%    11/09/2006      50,000,000       50,000,000
   FHLB                                                 4.665%    11/13/2006      25,000,000       25,000,000
   FHLB(4)                                              5.201%    01/11/2007      40,000,000       40,000,000
   FHLB                                                 5.050%    01/29/2007      25,000,000       25,000,000
   FHLB                                                 5.226%    02/08/2007      40,000,000       40,000,000
   FHLB(4)                                              5.186%    05/10/2007      40,000,000       40,000,000
   FHLB(4)                                              5.186%    06/01/2007      40,000,000       40,000,000
   FHLB(4)                                              5.211%    06/28/2007      40,000,000       40,000,000
   FHLB                                                 5.500%    07/13/2007      25,000,000       25,000,000
                                                                                               --------------
                                                                                                  440,000,000
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (24.5%)
   FHLMC                                                4.700%    07/03/2006      30,000,000       29,992,167
   FHLMC                                                4.660%    08/02/2006      30,000,000       29,875,733
   FHLMC                                                4.715%    08/29/2006      30,000,000       29,768,180
   FHLMC                                                4.763%    09/05/2006      30,000,000       29,738,035
   FHLMC                                                4.765%    09/12/2006      30,000,000       29,710,129
   FHLMC                                                5.020%    10/03/2006      33,819,000       33,375,708
   FHLMC                                                4.250%    10/23/2006      25,000,000       25,000,000
   FHLMC                                                4.500%    11/03/2006      25,000,000       25,000,000
   FHLMC                                                4.800%    02/20/2007      25,000,000       25,000,000
   FHLMC                                                4.968%    04/03/2007      30,000,000       28,857,475
   FHLMC                                                5.075%    05/29/2007      30,000,000       28,595,917
                                                                                               --------------
                                                                                                  314,913,344
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (19.7%)
   FNMA                                                 4.000%    08/08/2006      25,000,000       25,000,000
   FNMA                                                 4.700%    08/16/2006      23,079,000       22,940,397
   FNMA                                                 4.100%    08/22/2006      25,000,000       25,000,000
   FNMA                                                 5.240%    09/13/2006      30,000,000       29,676,867
   FNMA                                                 4.970%    09/18/2006      30,000,000       29,672,808
   FNMA                                                 5.155%    10/11/2006      30,568,000       30,121,529
   FNMA                                                 5.170%    10/18/2006      25,000,000       24,608,660
   FNMA                                                 4.490%    12/01/2006      38,184,000       37,455,353
   FNMA                                                 4.965%    03/30/2007      30,000,000       28,874,600
                                                                                               --------------
                                                                                                  253,350,214

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,037,904,508)                                        1,037,904,508
                                                                                               --------------
SHORT-TERM SECURITIES (19.2%)

   FIFTH THIRD REPURCHASE AGREEMENT DATED               5.000%    07/03/2006      42,202,279       42,202,279
   06/30/06 (Repurchase Value $42,219,863 collateralized
   by U.S. Government Agency Securities)(2)

   MORGAN STANLEY REPURCHASE AGREEMENT DATED            5.250%    07/03/2006     205,000,000      205,000,000
   6/30/06 (Repurchase value $205,098,687 collateralized                                       --------------
   by U.S. Government Agency Securites)(2)

TOTAL SHORT-TERM SECURITIES (IDENTIFIED COST $247,202,279)                                        247,202,279
                                                                                               --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

48                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                              RATE        DATE          AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $1,285,106,787)                                     $1,285,106,787
TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                            974,539
                                                                                               --------------
TOTAL NET ASSETS (100.0%)                                                                      $1,286,081,326
                                                                                               ==============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.
(3) Represents a step bond. Rate disclosed is as of June 30, 2006.
(4) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2006.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       49

================================================================================
                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                       ALLOCATION        SHARES         VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (90.7%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (90.7%)
   High Yield Bond                                                   7.11%           110,204   $    1,163,757
   Intermediate Fixed-Income                                         4.14%            60,938          676,409
   Mortgage Securities                                               7.11%            96,606        1,163,132
   Short-Intermediate Fixed-Income                                  56.54%           799,968        9,247,635
   U.S. Government Money                                            15.80%         2,584,213        2,584,213
                                                                                               --------------
                                                                                                   14,835,146

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,315,704)                                           14,835,146
                                                                                               --------------

                                                       INTEREST    MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (8.7%)                            RATE        DATE           AMOUNT         VALUE

   FIFTH THIRD REPURCHASE AGREEMENT DATED               5.000%    07/03/2006     $ 1,425,593   $    1,425,593
   06/30/06 (Repurchase Value $1,426,187 collateralized                                        --------------
   by U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,425,593)                                           1,425,593
                                                                                               --------------

TOTAL INVESTMENTS (99.4%) (IDENTIFIED COST $16,741,297)(1)                                         16,260,739
TOTAL OTHER ASSETS LESS LIABILITIES (0.6%)                                                             95,819
                                                                                               --------------
TOTAL NET ASSETS (100.0%)                                                                      $   16,356,558
                                                                                               ==============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

50                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                       ALLOCATION        SHARES         VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (95.0%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (95.0%)
   Growth                                                           10.65%           144,540   $    3,480,522
   High Yield Bond                                                   5.03%           155,669        1,643,864
   Intermediate Fixed-Income                                         5.88%           173,005        1,920,358
   International Equity                                              6.34%           107,626        2,072,882
   Mortgage Securities                                               8.15%           221,122        2,662,306
   Short-Intermediate Fixed-Income                                  36.49%         1,031,414       11,923,150
   Small to Mid Cap                                                  4.24%            46,523        1,384,519
   Value                                                             8.89%           134,709        2,904,322
   U.S. Government Money                                             9.37%         3,062,177        3,062,177
                                                                                               --------------
                                                                                                   31,054,100

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,498,163)                                           31,054,100
                                                                                               --------------
                                                       INTEREST     MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (5.0%)                            RATE         DATE          AMOUNT         VALUE

   FIFTH THIRD REPURCHASE AGREEMENT DATED                5.000%   07/03/2006     $ 1,632,482   $    1,632,482
   06/30/06 (Repurchase Value $1,633,162 collateralized by                                     --------------
   U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,632,482)                                           1,632,482
                                                                                               --------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $31,130,645)(1)                                        32,686,582
TOTAL LIABILITIES LESS OTHER ASSETS (-0.0%)                                                            (7,180)
                                                                                               --------------
TOTAL NET ASSETS (100.0%)                                                                      $   32,679,402
                                                                                               ==============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       51

================================================================================
                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                       ALLOCATION        SHARES         VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (95.5%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (95.5%)
   Growth                                                           17.02%           604,958   $   14,567,377
   High Yield Bond                                                   4.75%           385,279        4,068,550
   Intermediate Fixed-Income                                         4.85%           374,318        4,154,932
   International Equity                                             10.29%           457,217        8,805,996
   Mortgage Securities                                               4.78%           339,922        4,092,662
   Short-Intermediate Fixed-Income                                  26.97%         1,997,067       23,086,096
   Small to Mid Cap                                                  8.06%           231,772        6,897,535
   Value                                                            14.72%           584,267       12,596,805
   U.S. Government Money                                             4.09%         3,500,232        3,500,232
                                                                                               --------------
                                                                                                   81,770,185

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $74,755,042)                                           81,770,185
                                                                                               --------------

                                                       INTEREST     MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (4.5%)                            RATE         DATE          AMOUNT          VALUE

   FIFTH THIRD REPURCHASE AGREEMENT DATED 06/30/06      5.000%    07/03/2006     $ 3,798,952   $    3,798,952
   (Repurchase Value $3,800,535 collateralized by                                              --------------
   U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,798,952)                                           3,798,952
                                                                                               --------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $78,553,994)(1)                                        85,569,137
TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                             33,945
                                                                                               --------------
TOTAL NET ASSETS (100.0%)                                                                      $   85,603,082
                                                                                               ==============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

52                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                       ALLOCATION        SHARES         VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.9%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.9%)
   Growth                                                           19.69%         1,022,737   $   24,627,515
   High Yield Bond                                                   4.84%           573,706        6,058,340
   Intermediate Fixed-Income                                         4.94%           556,776        6,180,212
   International Equity                                             12.74%           827,342       15,934,602
   Mortgage Securities                                               3.89%           403,676        4,860,257
   Short-Intermediate Fixed-Income                                  22.87%         2,474,088       28,600,453
   Small to Mid Cap                                                  9.97%           419,131       12,473,328
   Value                                                            18.04%         1,046,447       22,561,404
   U.S. Government Money                                             0.90%         1,120,815        1,120,815
                                                                                               --------------
                                                                                                  122,416,926

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $110,016,512)                                         122,416,926
                                                                                               --------------

                                                       INTEREST    MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (2.1%)                            RATE        DATE           AMOUNT         VALUE

   FIFTH THIRD REPURCHASE AGREEMENT DATED 06/30/06       5.00%    07/03/2006     $ 2,625,014   $    2,625,014
   (Repurchase Value $2,626,108 collateralized by                                              --------------
   U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,625,014)                                           2,625,014
                                                                                               --------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $112,641,526)(1)                                      125,041,940

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                             41,935
                                                                                               --------------
TOTAL NET ASSETS (100.0%)                                                                      $  125,083,875
                                                                                               ==============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                     (800) 759-3504 ~ WWW.ACCESSOR.COM                        53

================================================================================
                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                       ALLOCATION        SHARES         VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.5%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.5%)
   Growth                                                           25.87%         1,221,941   $   29,424,331
   High Yield Bond                                                   2.89%           311,399        3,288,377
   Intermediate Fixed-Income                                         3.95%           404,596        4,491,021
   International Equity                                             16.22%           958,020       18,451,474
   Mortgage Securities                                               0.94%            88,645        1,067,285
   Short-Intermediate Fixed-Income                                  10.99%         1,081,226       12,498,968
   Small to Mid Cap                                                 13.52%           516,813       15,380,363
   Value                                                            24.14%         1,273,630       27,459,465
                                                                                               --------------
                                                                                                  112,061,284

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $97,112,914)                                          112,061,284
                                                                                               --------------

                                                       INTEREST    MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (1.6%)                            RATE        DATE           AMOUNT         VALUE

   FIFTH THIRD REPURCHASE AGREEMENT DATED 06/30/06       5.00%    07/03/2006     $ 1,826,403   $    1,826,403
   (Repurchase Value $1,827,164 collateralized by                                              --------------
   U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,826,403)                                           1,826,403
                                                                                               --------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $98,939,317)(1)                                       113,887,687

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                          (137,297)
                                                                                               --------------
TOTAL NET ASSETS (100.0%)                                                                      $  113,750,390
                                                                                               ==============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

54                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                       ALLOCATION        SHARES         VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.5%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.5%)
   Growth                                                           31.28%           725,304   $   17,465,325
   International Equity                                             20.22%           586,243       11,291,041
   Small to Mid Cap                                                 16.53%           310,130        9,229,480
   Value                                                            29.47%           763,245       16,455,573
   U.S. Government Money                                             0.00%                34               34
                                                                                               --------------
                                                                                                   54,441,453

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $45,882,927)                                           54,441,453
                                                                                               --------------

                                                       INTEREST    MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (2.3%)                            RATE        DATE           AMOUNT         VALUE

   FIFTH THIRD REPURCHASE AGREEMENT DATED 06/30/06       5.00%    07/03/2006     $ 1,306,498   $    1,306,498
   (Repurchase Value $1,307,042 collateralized by                                              --------------
   U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,306,498)                                           1,306,498
                                                                                               --------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $47,189,425)(1)                                         55,747,951

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                             85,288
                                                                                               --------------
TOTAL NET ASSETS (100.0%)                                                                      $   55,833,239
                                                                                               ==============

--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
(2) See Note 2 for collateral information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       55

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                       SMALL TO
                                                                 GROWTH              VALUE              MID CAP
---------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $    152,293,829    $   125,732,800    $   210,594,144
   Repurchase agreements, at value                                 2,500,897          2,777,905          9,118,489
                                                            ---------------------------------------------------------
   TOTAL INVESTMENTS*                                            154,794,726        128,510,705        219,712,633
   Cash(2)                                                                 1                  -             45,900
   Receivable for investments sold                                 3,014,402          5,437,385          6,201,650
   Receivable for capital shares sold                                144,994             67,157            576,581
   Dividends and interest receivable                                 127,755            210,030            227,094
   Receivable for futures contract settlement                              -                  -             17,188
   Prepaid expenses and other assets                                  56,468             65,136             53,084
                                                            ---------------------------------------------------------
   TOTAL ASSETS                                                  158,138,346        134,290,413        226,834,130
                                                            ---------------------------------------------------------
LIABILITIES:
   Cash overdraft                                                          -                  -                186
   Payable for investments purchased                               4,152,151          5,455,237         11,325,439
   Payable for capital shares repurchased                             56,651             30,423             82,692
   Payable due to investment advisor (Note 3)                         55,177             46,452             99,999
   Money managers fee payable (Note 3)                               167,257             78,571            178,451
   Director's fee payable                                                  -                210                  -
   Payable for transfer agent fees (Note 3)                           25,170             20,170             34,952
   Payable for 12b-1 & administrative services fees
      (Note 3)                                                        24,769              4,252              4,011
   Payable for futures contract settlement                                 -              3,952                  -
   Compliance                                                          2,931              1,353              2,321
   Accrued expenses and other liabilities                             19,511             12,593             32,264
                                                            ---------------------------------------------------------
   TOTAL LIABILITIES                                               4,503,617          5,653,213         11,760,315
                                                            ---------------------------------------------------------
   NET ASSETS                                               $    153,634,729    $   128,637,200    $   215,073,815
=====================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $    177,488,630    $   135,987,400    $   205,237,357
   Net unrealized appreciation (depreciation) of
      investments and other assets and liabilities                 4,561,612         14,655,388         40,655,957
   Undistributed net investment income (loss)                        113,680            161,551            143,818
   Accumulated net realized gain (loss) on investments,
      futures contracts, options, and foreign currencies         (28,529,193)       (22,167,139)       (30,963,317)
                                                            ---------------------------------------------------------
   NET ASSETS                                               $    153,634,729    $   128,637,200    $   215,073,815
=====================================================================================================================
ADVISOR CLASS**
   Net assets                                               $    145,800,059    $   121,787,111    $   207,255,615
   Outstanding shares                                              6,055,223          5,648,719          6,976,273
   Net asset value, offering & redemption price per share   $          24.08    $         21.56    $         29.76
=====================================================================================================================
INVESTOR CLASS**
   Net assets                                               $      2,545,115    $     2,294,926    $     4,243,337
   Outstanding shares                                                107,942            106,340            147,999
   Net asset value, offering & redemption price per share   $          23.58    $         21.58    $         28.67
=====================================================================================================================
C CLASS**
   Net assets                                               $      4,488,232    $     3,423,964    $     2,690,078
   Outstanding shares                                                190,526            158,946             93,476
   Net asset value, offering & redemption price per
      share(1)                                              $          23.56    $         21.54    $         28.80
=====================================================================================================================
A CLASS**
   Net assets                                               $        801,323    $     1,131,199    $       884,785
   Outstanding shares                                                 33,447             52,529             30,071
   Net asset value, offering & redemption price per share   $          23.96    $         21.53    $         29.44
   Public offering price per share                          $          25.42    $         22.84    $         31.24
=====================================================================================================================
   *Investments, at cost (Note 6)                           $    150,233,114    $   113,867,147    $   179,120,047

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.
(2) Represents restricted cash held as collateral to cover margin requirements for open futures contracts as of June 30, 2006.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

56                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             INTERNATIONAL        HIGH YIELD        INTERMEDIATE
                                                                 EQUITY              BOND           FIXED-INCOME
---------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $    121,153,247    $    48,480,637    $    58,663,643
   Repurchase agreements, at value                                 2,263,256            500,719          2,179,622
                                                            ---------------------------------------------------------
   TOTAL INVESTMENTS*                                            123,416,503         48,981,356         60,843,265
   Cash                                                                    -                  -              4,132
   Foreign currency, at value (Cost $54,838)                          54,838                  -                  -
   Receivable for investments sold                                   580,408             28,696                  -
   Receivable for capital shares sold                                 89,364             24,988             61,264
   Dividends and interest receivable                                 401,444          1,042,336            749,733
   Receivable for tax reclaims                                        47,409                  -                  -
   Prepaid expenses and other assets                                  44,575             15,232             13,690
                                                            ---------------------------------------------------------
   TOTAL ASSETS                                                  124,634,541         50,092,608         61,672,084
                                                            ---------------------------------------------------------
LIABILITIES:
   Payable for capital shares repurchased                            121,271              7,163             17,001
   Payable due to investment advisor (Note 3)                         53,193             15,334             17,067
   Money managers fee payable (Note 3)                               142,098             32,787             14,612
   Director's fee payable                                                 41                958                526
   Payable for transfer agent fees (Note 3)                           16,710              5,404              9,035
   Payable for 12b-1 & administrative services fees
      (Note 3)                                                         3,392              3,032              4,334
   Compliance                                                          1,724              1,289                922
   Accrued expenses and other liabilities                             28,733              5,887              6,283
                                                            ---------------------------------------------------------
   TOTAL LIABILITIES                                                 367,162             71,854             69,780
                                                            ---------------------------------------------------------
   NET ASSETS                                               $    124,267,379    $    50,020,754    $    61,602,304
=====================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $    121,589,671    $    52,929,855    $    65,404,260
   Net unrealized appreciation (depreciation) of
      investments and other assets and liabilities                12,489,392           (978,330)        (2,666,334)
   Undistributed net investment income (loss)                      1,363,961             60,271             50,851
   Accumulated net realized gain (loss) on investments,
      futures contracts, options, and foreign currencies        (11,175,645)         (1,991,042)        (1,186,473)
                                                            ---------------------------------------------------------
   NET ASSETS                                               $    124,267,379    $    50,020,754    $    61,602,304
=====================================================================================================================
ADVISOR CLASS**
   Net assets                                               $    118,388,046    $    47,593,357    $    55,086,716
   Outstanding shares                                              6,147,899          4,508,310          4,961,841
   Net asset value, offering & redemption price per share   $          19.26    $         10.56    $         11.10
=====================================================================================================================
INVESTOR CLASS**
   Net assets                                               $      1,549,054    $       519,883    $     1,509,940
   Outstanding shares                                                 82,966             49,230            136,103
   Net asset value, offering & redemption price per share   $          18.67    $         10.56    $         11.09
=====================================================================================================================
C CLASS**
   Net assets                                               $      3,466,876    $     1,732,983    $     4,983,078
   Outstanding shares                                                185,286            164,391            449,226
   Net asset value, offering & redemption price per
      share(1)                                              $          18.71    $         10.54    $         11.09
=====================================================================================================================
A CLASS**
   Net assets                                               $        863,403    $       174,531    $        22,570
   Outstanding shares                                                 45,107             16,540              2,035
   Net asset value, offering & redemption price per share   $          19.14    $         10.55    $         11.09
   Public offering price per share                          $          20.31    $         11.08    $         11.64
=====================================================================================================================
   *Investments, at cost (Note 6)                           $    110,950,179    $    49,959,686    $    63,509,599

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       57

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         SHORT-INTERMEDIATE      MORTGAGE      LIMITED DURATION
                                                                           FIXED-INCOME         SECURITIES     U.S. GOVERNMENT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                                          $  114,261,132     $   61,436,605    $  50,053,947
   Repurchase agreements, at value                                                717,491          4,006,593        1,219,354
                                                                         ------------------------------------------------------
   TOTAL INVESTMENTS*                                                         114,978,623         65,443,198       51,273,301
   Cash                                                                             5,590            152,007                -
   Receivable for investments sold and TBA sale commitments                             -        190,177,254                -
   Receivable for capital shares sold                                              75,608             27,754                -
   Dividends and interest receivable                                            1,258,760            289,740          649,670
   Prepaid expenses and other assets                                               39,628             17,500                -
   TBA purchase commitments, at value
     (cost payable $104,109,117)                                                        -        103,594,040                -
                                                                         ------------------------------------------------------
   TOTAL ASSETS                                                               116,358,209        359,701,493       51,922,971
                                                                         ------------------------------------------------------
LIABILITIES:
   Payable for investments purchased and TBA commitments                                -        192,579,102                -
   Payable for capital shares repurchased                                          26,208             44,354           11,033
   Payable due to investment advisor (Note 3)                                      31,482             37,388            5,163
   Money managers fee payable (Note 3)                                             28,934             85,103           38,936
   Director's Fee Payable                                                             448                814            1,013
   Payable for transfer agent fees (Note 3)                                        12,090             24,626            6,634
   Payable for 12b-1 & administrative services fees (Note 3)                        2,740              1,368                -
   Payable for futures contract settlement                                              -              6,660                -
   Put options written, at fair value
     (premium received $16,250)                                                         -             39,375                -
   Call options written, at fair value
     (premium received $14,172)                                                         -                438                -
   TBA sale commitments, at value
     (proceeds receivable $99,603,673)                                                  -         99,111,919                -
   Compliance                                                                         960              1,703              578
   Accrued expenses and other liabilities                                          11,520             27,715           56,557
                                                                         ------------------------------------------------------
   TOTAL LIABILITIES                                                              114,382        291,960,565          119,914
                                                                         ------------------------------------------------------
   NET ASSETS                                                              $  116,243,827     $   67,740,928    $  51,803,057
===============================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $  121,485,170     $   73,869,461    $  52,526,533
   Net unrealized appreciation (depreciation) of investments and other
     assets and liabilities                                                    (3,169,782)        (1,340,424)        (538,945)
   Undistributed net investment income (loss)                                      28,851             78,251          (38,847)
   Accumulated net realized gain (loss) on investments, futures
     contracts, options, and foreign currencies                                (2,100,412)        (4,866,360)        (145,684)
                                                                         ------------------------------------------------------
   NET ASSETS                                                              $  116,243,827     $   67,740,928    $  51,803,057
===============================================================================================================================
LIMITED DURATION U.S. GOVERNMENT
   Net assets                                                                         N/A                N/A    $  51,803,057
   Outstanding shares                                                                 N/A                N/A        4,369,256
   Net asset value, offering & redemption price per share                             N/A                N/A    $       11.86
===============================================================================================================================
ADVISOR CLASS**
   Net assets                                                              $  113,918,387     $   65,792,609              N/A
   Outstanding shares                                                           9,855,158          5,465,597              N/A
   Net asset value, offering & redemption price per share                  $        11.56     $        12.04              N/A
===============================================================================================================================
INVESTOR CLASS**
   Net assets                                                              $      772,779     $      885,350              N/A
   Outstanding shares                                                              66,876             73,573              N/A
   Net asset value, offering & redemption price per share                  $        11.56     $        12.03              N/A
===============================================================================================================================
C CLASS**
   Net assets                                                              $    1,455,678     $      912,698              N/A
   Outstanding shares                                                             126,116             75,727              N/A
   Net asset value, offering & redemption price per share(1)               $        11.54     $        12.05              N/A
===============================================================================================================================
A CLASS**
   Net assets                                                              $       96,983     $      150,271              N/A
   Outstanding shares                                                               8,409             12,497              N/A
   Net asset value, offering & redemption price per share                  $        11.53     $        12.02              N/A
   Public offering price per share                                         $        12.10     $        12.62              N/A
===============================================================================================================================
   *Investments, at cost (Note 6)                                          $  118,148,405     $   66,841,918    $  51,812,246

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

58                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          U.S. GOVERNMENT
                                                                               MONEY
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                                         $ 1,037,904,508
   Repurchase agreements, at value                                            247,202,279
                                                                         -----------------------------------------------------
   TOTAL INVESTMENTS*                                                       1,285,106,787
   Receivable for investments sold                                                    497
   Receivable for capital shares sold                                             195,557
   Dividends and interest receivable                                            5,809,147
   Prepaid expenses and other assets                                                8,288
                                                                         -----------------------------------------------------
   TOTAL ASSETS                                                             1,291,120,276
                                                                         -----------------------------------------------------
LIABILITIES:
   Distributions payable                                                        4,429,173
   Payable for capital shares repurchased                                          51,617
   Payable due to investment advisor (Note 3)                                      82,527
   Director's fee payable                                                           6,574
   Payable for transfer agent fees (Note 3)                                        56,705
   Payable for 12b-1 & administrative services fees (Note 3)                        3,808
   Payable for shareholder services fee                                           257,655
   Compliance                                                                       4,725
   Accrued expenses and other liabilities                                         146,166
                                                                         -----------------------------------------------------
   TOTAL LIABILITIES                                                            5,038,950
                                                                         -----------------------------------------------------
   NET ASSETS                                                             $ 1,286,081,326
==============================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $ 1,286,082,109
   Undistributed net investment income (loss)                                        (783)
                                                                         -----------------------------------------------------
   NET ASSETS                                                             $ 1,286,081,326
==============================================================================================================================
ADVISOR CLASS**
   Net assets                                                             $ 1,275,875,730
   Outstanding shares                                                       1,275,878,047
   Net asset value, offering & redemption price per share                 $          1.00
==============================================================================================================================
INVESTOR CLASS**
   Net assets                                                             $     7,988,787
   Outstanding shares                                                           7,988,255
   Net asset value, offering & redemption price per share                 $          1.00
==============================================================================================================================
C CLASS**
   Net assets                                                             $     2,026,331
   Outstanding shares                                                           2,026,329
   Net asset value, offering & redemption price per share(1)              $          1.00
==============================================================================================================================
A CLASS**
   Net assets                                                             $       190,478
   Outstanding shares                                                             190,477
   Net asset value, offering & redemption price per share                 $          1.00
==============================================================================================================================
   *Investments, at cost (Note 6)                                         $ 1,285,106,787

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     59

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INCOME            INCOME &           BALANCED
                                                                 ALLOCATION      GROWTH ALLOCATION     ALLOCATION
--------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in affiliated securities, at value (Note 2)      $ 14,835,146      $   31,054,100      $  81,770,185
   Repurchase agreements, at value                                 1,425,593           1,632,482          3,798,952
                                                               -----------------------------------------------------
   TOTAL INVESTMENTS*                                             16,260,739          32,686,582         85,569,137
   Cash                                                                    1                   -                  1
   Receivable for capital shares sold                                103,236               8,343            248,122
   Dividends and interest receivable                                   9,473              11,219             13,090
   Prepaid expenses and other assets                                  12,056              11,472             12,697
                                                               -----------------------------------------------------
   TOTAL ASSETS                                                   16,385,505          32,717,616         85,843,047
                                                               -----------------------------------------------------
LIABILITIES:
   Payable for capital shares repurchased                              8,047               7,242            183,618
   Payable due to investment advisor (Note 3)                          1,324               2,645              6,689
   Payable for 12b-1 & administrative services fees (Note 3)           2,965              11,329             24,309
   Compliance                                                            282                 573              1,230
   Accrued expenses and other liabilities                             16,329              16,425             24,119
                                                               -----------------------------------------------------
   TOTAL LIABILITIES                                                  28,947              38,214            239,965
                                                               -----------------------------------------------------
   Net Assets                                                   $ 16,356,558      $   32,679,402      $  85,603,082
====================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                              $ 16,842,049      $   31,089,025      $  78,602,564
   Net unrealized appreciation (depreciation) of
     investments, and other assets and liabilities                  (480,558)          1,555,937          7,015,143
   Undistributed net investment income (loss)                          5,815              10,362             25,969
   Accumulated net realized gain (loss) on investments,
     futures contracts, options, and foreign currencies              (10,748)             24,078            (40,594)
                                                               -----------------------------------------------------
   NET ASSETS                                                   $ 16,356,558      $   32,679,402      $  85,603,082
====================================================================================================================
ADVISOR CLASS**
   Net assets                                                   $ 10,125,571      $   14,838,925      $  42,263,012
   Outstanding shares                                                687,936             954,319          2,635,308
   Net asset value, offering & redemption price per share       $      14.72      $        15.55      $       16.04
====================================================================================================================
INVESTOR CLASS**
   Net assets                                                   $  3,271,504      $    4,599,549      $  14,211,488
   Outstanding shares                                                222,420             295,955            886,640
   Net asset value, offering & redemption price per share       $      14.71      $        15.54      $       16.03
====================================================================================================================
C CLASS**
   Net assets                                                   $  1,992,448      $    9,778,646      $  19,903,272
   Outstanding shares                                                135,641             630,948          1,243,708
   Net asset value, offering & redemption price per share(1)    $      14.69      $        15.50      $       16.00
====================================================================================================================
A CLASS**
   Net assets                                                   $    967,035      $    3,462,282      $   9,225,310
   Outstanding shares                                                 65,742             222,821            575,782
   Net asset value, offering & redemption price per share       $      14.71      $        15.54      $       16.02
   Public offering price per share                              $      15.44      $        16.49      $       17.00
====================================================================================================================
   Investments, at cost (Note 6)                                $ 16,741,297      $   31,130,645      $  78,553,994

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

60                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              GROWTH &            GROWTH        AGGRESSIVE GROWTH
                                                                          INCOME ALLOCATION     ALLOCATION         ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in affiliated securities, at value (Note 2)                  $ 122,416,926      $ 112,061,284      $  54,441,453
   Repurchase agreements, at value                                              2,625,014          1,826,403          1,306,498
                                                                          -------------------------------------------------------
   TOTAL INVESTMENTS*                                                         125,041,940        113,887,687         55,747,951
   Receivable for capital shares sold                                             181,765             46,836            146,523
   Dividends and interest receivable                                                4,387                254                181
   Prepaid expenses and other assets                                               14,471             13,210             12,762
                                                                          -------------------------------------------------------
   TOTAL ASSETS                                                               125,242,563        113,947,987         55,907,417
                                                                          -------------------------------------------------------
LIABILITIES:
   Payable for capital shares repurchased                                          74,560            119,502             41,518
   Payable due to investment advisor (Note 3)                                      10,074              9,041              4,350
   Payable for 12b-1 & administrative services fees (Note 3)                       44,933             39,049             12,594
   Compliance                                                                       1,897              1,646                764
   Accrued expenses and other liabilities                                          27,224             28,359             14,952
                                                                          -------------------------------------------------------
   TOTAL LIABILITIES                                                              158,688            197,597             74,178
                                                                          -------------------------------------------------------
   NET ASSETS                                                               $ 125,083,875      $ 113,750,390      $  55,833,239
=================================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $ 112,720,575      $  98,697,094      $  47,417,245
   Net unrealized appreciation (depreciation) of investments, and other
     assets and liabilities                                                    12,400,414         14,948,370          8,558,526
   Undistributed net investment income (loss)                                      20,686             17,646              4,493
   Accumulated net realized gain (loss) on investments, futures
     contracts, options, and foreign currencies                                   (57,800)            87,280           (147,025)
                                                                          -------------------------------------------------------
   NET ASSETS                                                               $ 125,083,875      $ 113,750,390      $  55,833,239
=================================================================================================================================
ADVISOR CLASS**
   Net assets                                                               $  50,127,526      $  44,153,667      $  29,445,108
   Outstanding shares                                                           3,097,331          2,671,273          1,744,119
   Net asset value, offering & redemption price per share                   $       16.18      $       16.53      $       16.88
=================================================================================================================================
INVESTOR CLASS**
   Net assets                                                               $  10,090,080      $  17,959,786      $  12,496,732
   Outstanding shares                                                             624,115          1,087,638            755,577
   Net asset value, offering & redemption price per share                   $       16.17      $       16.51      $       16.54
=================================================================================================================================
C CLASS**
   Net assets                                                               $  42,724,730      $  31,801,433      $   6,763,053
   Outstanding shares                                                           2,650,127          1,932,715            412,197
   Net asset value, offering & redemption price per share(1)                $       16.12      $       16.45      $       16.41
=================================================================================================================================
A CLASS**
   Net assets                                                               $  22,141,539      $  19,835,504      $   7,128,346
   Outstanding shares                                                           1,371,560          1,200,664            425,587
   Net asset value, offering & redemption price per share                   $       16.14      $       16.52      $       16.75
   Public offering price per share                                          $       17.12      $       17.53      $       17.77
=================================================================================================================================
   Investments, at cost (Note 6)                                            $ 112,641,526      $  98,939,317      $  47,189,425

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     61

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                       SMALL TO      INTERNATIONAL
                                                                      GROWTH            VALUE          MID CAP          EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $1,808 for
     Small to Mid Cap Fund and $254,054 for International
     Equity Fund)                                                  $    978,121      $ 1,370,319     $ 1,183,853     $  1,750,685
   Interest                                                              36,114           78,100         120,645           57,247
                                                                 ------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                            1,014,235        1,448,419       1,304,498        1,807,932
                                                                 ------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                             332,724          277,316         573,303          321,050
   Money managers fees (Note 3)                                         332,724          154,064         334,427          275,075
   Transfer agent & administration fees (Note 3)                        117,751           97,717         149,827           91,052
   Compliance fees (Note 3)                                               1,555            1,216           2,056            1,140
   Fund accounting fees                                                  22,834           19,583          36,603           25,603
   Legal fees                                                             6,330            4,840           7,693            4,020
   Audit fees                                                             6,695            4,959           7,439            3,968
   Custodian fees                                                        20,076            4,265          10,845           64,022
   Registration fees                                                     13,141           11,901          14,996           14,380
   Directors fees                                                           434              273             498              199
   Printing/postage expense                                               2,181            1,636           2,429            1,289
   Other expenses                                                         2,143            1,573           2,474            1,605
   Distribution fees - Investor Class                                         -            3,052           5,365            1,235
   Distribution fees - C Class                                           22,303           16,803          13,163           14,905
   Distribution fees - A Class                                            1,387            2,011           1,387            1,229
   Investor Class Only (Note 2 and 3):
     Administrative services fees                                         3,233            2,743           5,057            1,699
                                                                 ------------------------------------------------------------------
   GROSS EXPENSES                                                       885,511          603,952       1,167,562          822,471
     Custody Credits                                                       (128)              (9)           (251)             (29)
                                                                 ------------------------------------------------------------------
   NET EXPENSES                                                         885,383          603,943       1,167,311          822,442
                                                                 ------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                         128,852          844,476         137,187          985,490
                                                                 ------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
     Investments                                                      7,052,147          335,143       7,279,599        6,667,555
     Futures                                                                  -          (19,710)       (162,657)               -
     Foreign exchange contracts                                               -                -               -            3,198
     Foreign exchange currency                                                -                -               -          774,401
   Change in unrealized appreciation (depreciation) of
     investments and other assets and liabilities                    (9,880,701)       3,498,675       1,473,578       (1,121,244)
   Change in unrealized appreciation (depreciation) of futures                -           45,805          96,988                -
   Change in unrealized appreciation (depreciation) of
     foreign currency                                                         -                -               -        4,216,867
                                                                 ------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                        (2,828,554)       3,859,913       8,687,508       10,540,777
                                                                 ------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                                               $ (2,699,702)     $  4,704,389    $ 8,824,695     $ 11,526,267
===================================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

62                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           HIGH YIELD       INTERMEDIATE    SHORT-INTERMEDIATE
                                                              BOND          FIXED-INCOME       FIXED-INCOME
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                               $ 2,232,289      $  2,085,015        $    2,811,415
                                                         ------------------------------------------------------
   TOTAL INVESTMENT INCOME                                  2,232,289         2,085,015             2,811,415
                                                         ------------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                    92,881            96,441               186,884
   Money managers fees (Note 3)                                64,501            29,225                56,631
   Transfer agent & administration fees (Note 3)               36,384            42,073                76,794
   Compliance fees (Note 3)                                       630               668                   885
   Fund accounting fees                                        10,477            13,133                24,228
   Legal fees                                                   4,959             4,440                 4,018
   Audit fees                                                   3,720             3,719                 3,224
   Custodian fees                                                 533             2,842                 4,123
   Registration fees                                           13,508            13,381                13,135
   Directors fees                                                 496               422                   311
   Printing/postage expense                                     1,240             1,240                 1,091
   Other expenses                                               1,995             1,842                 1,794
   Distribution fees - Investor Class                               -             1,822                   738
   Distribution fees - C Class                                  8,196            21,041                 8,345
   Distribution fees - A Class                                    191                27                   114
   Investor Class Only (Note 2 and 3):
     Administrative services fees                                   -             1,083                     -
                                                         ------------------------------------------------------
   GROSS EXPENSES                                             239,711           233,399               382,315
     Custody Credits                                             (533)             (129)                 (897)
                                                         ------------------------------------------------------
   NET EXPENSES                                               239,178           233,270               381,418
                                                         ------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                             1,993,111         1,851,745             2,429,997
                                                         ------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
     Investments                                              (25,139)         (518,099)              (85,216)
   Change in unrealized appreciation (depreciation)
     of investments and other assets and liabilities         (812,024)       (2,278,200)           (1,901,540)
                                                         ------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                (837,163)       (2,796,299)           (1,986,756)
                                                         ------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                                      $ 1,155,948      $   (944,554)       $      443,241
===============================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     63

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MORTGAGE       LIMITED DURATION   U.S. GOVERNMENT
                                                                    SECURITIES      U.S. GOVERNMENT         MONEY
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                        $  3,917,633      $   1,113,083      $ 27,395,507
                                                                  ----------------------------------------------------
   TOTAL INVESTMENT INCOME                                            3,917,633          1,113,083        27,395,507
                                                                  ----------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                             274,209             32,801           476,305
   Money managers fees (Note 3)                                         176,729             80,734                 -
   Transfer agent & administration fees (Note 3)                        109,055             23,678           305,791
   Compliance fees (Note 3)                                               1,869                686             6,708
   Fund accounting fees                                                  41,727             16,813           169,088
   Legal fees                                                            14,712              4,440            72,760
   Audit fees                                                            11,033              3,720           266,956
   Custodian fees                                                        25,682              2,665            20,185
   Registration fees                                                     13,735             18,100            20,857
   Directors fees                                                         1,520                422             9,310
   Printing/postage expense                                               3,727              1,240             6,880
   Shareholder services fees                                                  -                  -         1,488,453
   Other expenses                                                         4,532              1,842            16,667
   Distribution fees - Investor Class                                     1,164                  -            14,717
   Distribution fees - C Class                                            4,824                  -             9,877
   Distribution fees - A Class                                              183                  -               131
   Investor Class Only (Note 2 and 3):
     Administrative services fees                                           672                  -            14,717
                                                                  ----------------------------------------------------
   GROSS EXPENSES                                                       685,373            187,141         2,894,105
     Custody Credits                                                     (1,455)                 -                (2)
   Management fees waived                                                     -                  -              (227)
                                                                  ----------------------------------------------------
   NET EXPENSES                                                         683,918            187,141         2,893,876
                                                                  ----------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                       3,233,715            925,942        24,501,631
                                                                  ----------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
     Investments                                                     (4,423,524)           (39,702)                -
     Futures                                                             95,620                  -                 -
     Written Options                                                     16,804                  -                 -
   Change in unrealized appreciation (depreciation)
     of investments and other assets and liabilities                    470,896             22,523                 -
   Change in unrealized appreciation (depreciation) of futures           97,419                  -                 -
   Change in unrealized appreciation (depreciation)
     of written options                                                 (39,413)                 -                 -
                                                                  ----------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                        (3,782,198)           (17,179)                -
                                                                  ----------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           $   (548,483)     $     908,763      $ 24,501,631
======================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

64                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              INCOME       INCOME & GROWTH      BALANCED
                                                                            ALLOCATION       ALLOCATION        ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment company shares                      $  344,079       $   511,919      $   994,597
   Interest                                                                     32,617            35,103           46,511
                                                                           ------------------------------------------------
   TOTAL INVESTMENT INCOME                                                     376,696           547,022        1,041,108
                                                                           ------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                                      7,988            15,596           38,557
   Compliance fees (Note 3)                                                         49                97              240
   Transfer agent and administration fees (Note 3)                                 614             1,242            3,025
   Fund accounting fees                                                          4,338             8,959           12,340
   Legal fees                                                                    1,660             3,349            7,970
   Audit fees                                                                      589             1,200            2,970
   Custodian fees                                                                  187               184              499
   Registration fees                                                            14,087            14,698           17,466
   Directors fees                                                                   79               155              381
   Printing/postage expense                                                        507               956            2,304
   Insurance expense                                                               670             1,265            3,151
   Corporate expense                                                             1,405             1,410            1,425
   Distribution fees - Investor Class                                            4,043             4,748           16,191
   Distribution fees - C Class                                                   9,288            47,704           90,303
   Distribution fees - A Class                                                   1,053             5,813           13,327
   Investor Class Only (Note 2 & 3):
     Administrative services fees                                                4,043             4,748           16,191
                                                                           ------------------------------------------------
   GROSS EXPENSES                                                               50,600           112,124          226,340
     Less expenses paid directly by the Advisor                                (16,034)          (17,588)         (12,504)
                                                                           ------------------------------------------------
   NET EXPENSES                                                                 34,566            94,536          213,836
                                                                           ------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                342,130           452,486          827,272
                                                                           ------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated investment company shares        (2,197)                -          (28,181)
   Change in unrealized appreciation (depreciation) of affiliated
     investments and other assets and liabilities                             (240,030)          (85,936)         595,087
                                                                           ------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                                 (242,227)          (85,936)         566,906
                                                                           ------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                                  $   99,903       $   366,550      $ 1,394,178
===========================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     65

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               GROWTH &           GROWTH        AGGRESSIVE GROWTH
                                                                          INCOME ALLOCATION     ALLOCATION         ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment company shares                    $    1,313,832       $    730,348       $    109,039
   Interest                                                                       57,257             26,116             14,109
                                                                          -------------------------------------------------------
   TOTAL INVESTMENT INCOME                                                     1,371,089            756,464            123,148
                                                                          -------------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                                       59,823             53,488             25,287
   Compliance fees (Note 3)                                                          373                338                158
   Transfer agent and administration fees (Note 3)                                 4,700              4,238              1,934
   Fund accounting fees                                                           11,611              7,895              4,667
   Legal fees                                                                     12,420             11,120              5,225
   Audit fees                                                                      4,657              4,246              1,951
   Custodian fees                                                                    587                669                489
   Registration fees                                                              20,284             19,581             16,666
   Directors fees                                                                    597                533                249
   Printing/postage expense                                                        3,888              4,088              2,039
   Insurance expense                                                               4,927              4,500              2,085
   Corporate expense                                                               1,439              1,435              1,416
   Distribution fees - Investor Class                                             10,691             19,600             15,742
   Distribution fees - C Class                                                   202,758            147,562             31,242
   Distribution fees - A Class                                                    37,788             34,376             11,193
   Investor Class Only (Note 2 & 3):
     Administrative services fees                                                  9,898             19,527             15,742
                                                                          -------------------------------------------------------
   GROSS EXPENSES                                                                386,441            333,196            136,085
     Less expenses paid directly by the Advisor                                   (4,563)            (4,203)           (11,152)
                                                                          -------------------------------------------------------
   NET EXPENSES                                                                  381,878            328,993            124,933
                                                                          -------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                  989,211            427,471             (1,785)
                                                                          -------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated investment company shares         (52,379)           157,310             86,954
   Change in unrealized appreciation (depreciation) of affiliated
     investments and other assets and liabilities                              1,396,827          2,144,927          1,567,659
                                                                          -------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                                  1,344,448          2,302,237          1,654,613
                                                                          -------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                                $    2,333,659       $  2,729,708       $  1,652,828
=================================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

66                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       GROWTH                                 VALUE
                                                           -----------------------------------------------------------------------
                                                           PERIOD ENDED(1)      YEAR ENDED      PERIOD ENDED(1)      YEAR ENDED
                                                            JUNE 30, 2006     DEC. 31, 2005     JUNE 30, 2006      DEC. 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                             $     128,852     $     222,991      $     844,476     $   1,380,169
   Net realized gain (loss) on investments and futures          7,052,147         9,202,466            315,433         8,218,506
   Change in unrealized appreciation (depreciation) of
     investments and other assets and liabilities              (9,880,701)         (702,299)         3,544,480        (3,399,220)
                                                           -----------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                     (2,699,702)        8,723,158          4,704,389         6,199,455

DISTRIBUTIONS FROM:
   Net investment income
     Advisor Class                                                (66,093)         (374,475)          (757,364)       (1,329,458)
     Investor Class                                                     -            (3,750)            (9,324)          (25,849)
     C share Class                                                      -                 -             (4,869)          (11,688)
     A share Class                                                      -              (242)            (5,298)          (10,676)
                                                           -----------------------------------------------------------------------
   Total                                                          (66,093)         (378,467)          (776,855)       (1,377,671)
                                                           -----------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                                (66,093)         (378,467)          (776,855)       (1,377,671)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                                 27,171,527        36,519,243         15,563,361        29,526,132
   Reinvestment of distributions                                   15,995           131,588            123,279           269,859
   Cost of redemptions                                        (11,442,443)      (23,639,331)        (7,062,092)      (19,221,930)
                                                           -----------------------------------------------------------------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS                15,745,079        13,011,500          8,624,548        10,574,061
                                                           -----------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS                                12,979,284        21,356,191         12,552,082        15,395,845
NET ASSETS:
   Beginning of period                                        140,655,445       119,299,254        116,085,118       100,689,273
                                                           -----------------------------------------------------------------------
   End of period                                              153,634,729       140,655,445        128,637,200       116,085,118
==================================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                      $     113,680     $      50,921      $     161,551     $      93,929

--------------------------------------------------------------------------------
(1) Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     67

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SMALL TO MID CAP                   INTERNATIONAL EQUITY
                                                           -----------------------------------------------------------------------
                                                           PERIOD ENDED(1)      YEAR ENDED      PERIOD ENDED(1)      YEAR ENDED
                                                            JUNE 30, 2006     DEC. 31, 2005      JUNE 30, 2006     DEC. 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                             $     137,187     $     181,308      $     985,490     $     833,387
   Net realized gain (loss) on investments, futures and
     foreign currency                                           7,116,942        28,104,077          7,445,154        27,182,081
   Change in unrealized appreciation (depreciation) of
     investments and other assets and liabilities               1,570,566        (8,381,151)         3,095,623       (14,191,474)
                                                           -----------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                      8,824,695        19,904,234         11,526,267        13,823,994

DISTRIBUTIONS FROM:
   Net investment income
     Advisor Class                                                      -                 -                  -          (223,922)
     Investor Class                                                     -                 -                  -                 -
     C share Class                                                      -                 -                  -                 -
     A share Class                                                      -                 -                  -                 -
                                                           -----------------------------------------------------------------------
   Total                                                                -                 -                  -          (223,922)
                                                           -----------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                                      -                 -                  -          (223,922)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                                 60,113,179        42,375,624         20,764,210        24,960,282
   Reinvestment of distributions                                        -                 -                  -            31,754
   Cost of redemptions                                        (16,447,279)      (70,050,007)       (12,281,969)      (25,390,088)
                                                           -----------------------------------------------------------------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS                43,665,900       (27,674,383)         8,482,241          (398,052)
                                                           -----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                     52,490,595        (7,770,149)        20,008,508        13,202,020

NET ASSETS:
   Beginning of period                                        162,583,220       170,353,369        104,258,871        91,056,851
                                                           -----------------------------------------------------------------------
   End of period                                              215,073,815       162,583,220        124,267,379       104,258,871
==================================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                      $     143,818     $       6,631      $   1,363,961     $     378,471

--------------------------------------------------------------------------------
(1) Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

68                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      HIGH YIELD BOND             INTERMEDIATE FIXED-INCOME
                                                             ------------------------------------------------------------------
                                                             PERIOD ENDED(1)     YEAR ENDED    PERIOD ENDED(1)    YEAR ENDED
                                                              JUNE 30, 2006    DEC. 31, 2005    JUNE 30, 2006    DEC. 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income                                     $     1,993,111   $   4,010,358   $     1,851,745   $   3,073,144
   Net realized gain (loss) on investments                           (25,139)     (1,017,103)         (518,099)       (646,004)
   Change in unrealized appreciation (depreciation) of
      investments and other assets and liabilities                  (812,024)     (1,795,519)       (2,278,200)       (381,999)
                                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                         1,155,948       1,197,736          (944,554)      2,045,141

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                               (1,901,348)     (3,857,971)       (1,687,663)     (3,082,149)
      Investor Class                                                 (19,567)        (47,704)          (43,234)        (75,433)
      C share Class                                                  (56,202)        (98,729)         (125,031)        (40,422)
      A share Class                                                   (5,725)        (12,376)             (673)         (2,259)
                                                             ------------------------------------------------------------------
   Total                                                          (1,982,842)     (4,016,780)       (1,856,601)     (3,200,263)

   Net realized gain
      Advisor Class                                                        -               -                 -        (174,951)
      Investor Class                                                       -               -                 -          (4,823)
      C share Class                                                        -               -                 -          (2,627)
      A share Class                                                        -               -                 -             (66)
                                                             ------------------------------------------------------------------
   Total                                                                   -               -                 -        (182,467)
                                                             ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                                (1,982,842)     (4,016,780)       (1,856,601)     (3,382,730)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                                     7,299,716      15,015,600        14,599,452      18,379,410
   Reinvestment of distributions                                     304,303         569,268           701,099       1,084,762
   Cost of redemptions                                            (9,247,529)    (14,541,867)       (9,628,113)    (12,832,646)
                                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS        (1,643,510)      1,043,001         5,672,438       6,631,526
                                                             ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                        (2,470,404)     (1,776,043)        2,871,283       5,293,937

NET ASSETS:
   Beginning of period                                            52,491,158      54,267,201        58,731,021      53,437,084
                                                             ------------------------------------------------------------------
   End of period                                                  50,020,754      52,491,158        61,602,304      58,731,021
===============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                       $        60,271   $      50,002   $        50,851   $      55,707

--------------------------------------------------------------------------------
(1) Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      69

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SHORT-INTERMEDIATE FIXED-INCOME         MORTGAGE SECURITIES
                                                             ------------------------------------------------------------------
                                                             PERIOD ENDED(1)    YEAR ENDED     PERIOD ENDED(1)    YEAR ENDED
                                                              JUNE 30, 2006    DEC. 31, 2005    JUNE 30, 2006    DEC. 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income                                     $     2,429,997   $   3,003,254   $     3,233,715   $   5,817,292
   Net realized gain (loss) on investments, futures, and
      written options                                                (85,216)       (498,325)       (4,311,100)        356,562
   Change in unrealized appreciation (depreciation) of
      investments and other assets and liabilities                (1,901,540)       (762,780)          528,902      (3,036,505)
                                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                           443,241       1,742,149          (548,483)      3,137,349

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                               (2,412,509)     (3,000,441)       (3,213,512)     (5,951,534)
      Investor Class                                                 (19,649)        (63,926)          (20,126)        (39,545)
      C share Class                                                  (23,017)       (134,196)          (17,507)        (41,404)
      A share Class                                                   (1,969)           (855)           (3,387)         (4,012)
                                                             ------------------------------------------------------------------
   Total                                                          (2,457,144)     (3,199,418)       (3,254,532)     (6,036,545)
                                                             ------------------------------------------------------------------
   Net realized gain
      Advisor Class                                                        -               -                 -        (499,600)
      Investor Class                                                       -               -                 -          (3,462)
      C share Class                                                        -               -                 -          (4,807)
      A share Class                                                        -               -                 -            (445)
                                                             ------------------------------------------------------------------
   Total                                                                                                              (508,314)
                                                             ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                                (2,457,144)     (3,199,418)       (3,254,532)     (6,544,859)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                                    27,279,882      44,491,497         5,753,621      16,456,137
   Reinvestment of distributions                                     271,093         534,037           488,987       1,020,825
   Cost of redemptions                                           (10,686,340)    (16,111,360)      (95,531,365)    (19,461,412)
                                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS        16,864,635      28,914,174       (89,288,757)     (1,984,450)
                                                             ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                        14,850,732      27,456,905       (93,091,772)     (5,391,960)

NET ASSETS:
   Beginning of period                                           101,393,095      73,936,190       160,832,700     166,224,660
                                                             ------------------------------------------------------------------
   End of period                                                 116,243,827     101,393,095        67,740,928     160,832,700
===============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                       $        28,851   $      55,998   $        78,251   $      99,068

--------------------------------------------------------------------------------
(1) Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

70                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               LIMITED DURATION U.S. GOVT.          U.S. GOVERNMENT MONEY
                                                             --------------------------------------------------------------------
                                                             PERIOD ENDED(1)     YEAR ENDED    PERIOD ENDED(1)     YEAR ENDED
                                                              JUNE 30, 2006    DEC. 31, 2005    JUNE 30, 2006     DEC. 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income                                     $       925,942   $   1,578,448   $    24,501,631   $    32,142,088
   Net realized gain (loss) on investments                           (39,702)        (11,437)                -                 -
   Change in unrealized appreciation (depreciation) of
      investments and other assets and liabilities                    22,523       (385,796)                 -                 -
                                                             --------------------------------------------------------------------
   NET INCREASE FROM OPERATIONS                                      908,763       1,181,215        24,501,631        32,142,088

   DISTRIBUTIONS FROM:
   Net investment income
      Limited Duration U.S. Government Fund                         (974,902)     (1,641,964)              N/A               N/A
      Advisor Class                                                      N/A             N/A       (23,999,249)      (32,069,785)
      Investor Class                                                     N/A             N/A          (211,798)         (291,745)
      C share Class                                                      N/A             N/A           (30,203)          (36,213)
      A share Class                                                      N/A             N/A            (2,532)           (2,977)
                                                             --------------------------------------------------------------------
   Total                                                            (974,902)     (1,641,964)      (24,243,782)      (32,400,720)
                                                             --------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                                  (974,902)     (1,641,964)      (24,243,782)      (32,400,720)

   CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                                       688,009      13,838,178     2,013,208,803     3,498,944,204
   Reinvestment of distributions                                      19,495          40,106           462,475         1,036,321
   Cost of redemptions                                            (6,977,921)    (14,241,383)   (2,002,647,132)   (3,499,712,979)
                                                             --------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS        (6,270,417)       (363,099)       11,024,146           267,546
                                                             --------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                        (6,336,556)       (823,848)       11,281,995             8,914

   NET ASSETS:
   Beginning of period                                            58,139,613      58,963,461     1,274,799,331     1,274,790,417
                                                             --------------------------------------------------------------------
   End of period                                                  51,803,057      58,139,613     1,286,081,326     1,274,799,331
=================================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $       (38,847)  $      10,113   $          (783)  $      (258,632)

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Shares commenced 7/6/2004.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       71

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    INCOME ALLOCATION            INCOME & GROWTH ALLOCATION
                                                             ------------------------------------------------------------------
                                                             PERIOD ENDED(1)     YEAR ENDED    PERIOD ENDED(1)     YEAR ENDED
                                                              JUNE 30, 2006    DEC. 31, 2005    JUNE 30, 2006    DEC. 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income                                     $       342,130   $     516,700   $       452,486   $     710,856
   Net realized gain (loss) on sales and gain
      distributions of investment company shares                      (2,197)         (2,513)                -          36,198
   Change in unrealized appreciation (depreciation) of
      investments and other assets and liabilities                  (240,030)       (217,577)          (85,936)        347,288
                                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                            99,903         296,610           366,550       1,094,342

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                                 (224,501)       (321,080)         (237,255)       (391,770)
      Investor Class                                                 (66,048)       (121,572)          (56,421)        (73,677)
      C share Class                                                  (33,365)        (41,145)         (109,991)       (163,869)
      A share Class                                                  (18,164)        (28,341)          (48,778)        (76,970)
                                                             ------------------------------------------------------------------
   Total                                                            (342,078)       (512,138)         (452,445)       (706,286)

   Net realized gain
      Advisor Class                                                        -          (4,220)                -          (7,663)
      Investor Class                                                       -          (1,868)                -          (1,597)
      C share Class                                                        -            (743)                -          (5,076)
      A share Class                                                        -            (360)                -          (1,861)
                                                             ------------------------------------------------------------------
   Total                                                                   -          (7,191)                -         (16,197)
                                                             ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                                  (342,078)       (519,329)         (452,445)       (722,483)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                                     5,946,222       5,393,244         7,019,206      11,651,665
   Reinvestment of distributions                                     201,242         296,538           321,627         480,753
   Cost of redemptions                                            (3,628,093)     (4,173,406)       (3,885,058)     (9,264,777)
                                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS         2,519,371       1,516,376         3,455,775       2,867,641
                                                             ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                         2,277,196       1,293,657         3,369,880       3,239,500

NET ASSETS:
   Beginning of period                                            14,079,362      12,785,705        29,309,522      26,070,022
                                                             ------------------------------------------------------------------
   End of period                                                  16,356,558      14,079,362        32,679,402      29,309,522
===============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                       $         5,815   $       5,763   $        10,362   $      10,321

--------------------------------------------------------------------------------
(1) Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

72                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   BALANCED ALLOCATION           GROWTH & INCOME ALLOCATION
                                                             ------------------------------------------------------------------
                                                             PERIOD ENDED(1)     YEAR ENDED    PERIOD ENDED(1)    YEAR ENDED
                                                              JUNE 30, 2006    DEC. 31, 2005    JUNE 30, 2006    DEC. 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income                                     $       827,272   $   1,186,192   $       989,211   $   1,500,277
   Net realized gain (loss) on sales and gain
      distributions of investment company shares                     (28,181)         15,886           (52,379)         29,555
   Change in unrealized appreciation (depreciation) of
      investments and other assets and liabilities                   595,087       2,215,631         1,396,827       4,349,460
                                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                         1,394,178       3,417,709         2,333,659       5,879,292

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                                 (478,345)       (717,894)         (504,185)       (826,083)
      Investor Class                                                (128,943)       (179,320)          (71,163)       (101,275)
      C share Class                                                 (135,432)       (188,439)         (227,588)       (314,120)
      A share Class                                                  (84,485)       (106,995)         (186,230)       (262,415)
                                                             ------------------------------------------------------------------
   Total                                                            (827,205)     (1,192,648)         (989,166)     (1,503,893)

   Net realized gain
      Advisor Class                                                        -               -                 -         (21,361)
      Investor Class                                                       -               -                 -          (3,416)
      C share Class                                                        -               -                 -         (16,163)
      A share Class                                                        -               -                 -          (8,314)
                                                             ------------------------------------------------------------------
   Total                                                                   -               -                 -         (49,254)
                                                             ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                                  (827,205)     (1,192,648)         (989,166)     (1,553,147)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                                    22,767,550      29,887,454        21,739,511      44,498,307
   Reinvestment of distributions                                     673,214         972,728           865,252       1,373,093
   Cost of redemptions                                            (9,156,237)    (13,453,204)       (9,443,193)    (14,131,647)
                                                             ------------------------------------------------------------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                   14,284,527      17,406,978        13,161,570      31,739,753
                                                             ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                        14,851,500      19,632,039        14,506,063      36,065,898

NET ASSETS:
   Beginning of period                                            70,751,582      51,119,543       110,577,812      74,511,914
                                                             ------------------------------------------------------------------
   End of period                                                  85,603,082      70,751,582       125,083,875     110,577,812
===============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                       $        25,969   $      25,902   $        20,686   $      20,641

--------------------------------------------------------------------------------
(1) Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       73

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    GROWTH ALLOCATION            AGGRESSIVE GROWTH ALLOCATION
                                                             ------------------------------------------------------------------
                                                             PERIOD ENDED(1)     YEAR ENDED    PERIOD ENDED(1)     YEAR ENDED
                                                              JUNE 30, 2006    DEC. 31, 2005    JUNE 30, 2006    DEC. 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                              $       427,471   $     748,348   $        (1,785)  $      35,368
   Net realized gain (loss) on sales and gain
      distributions of investment company shares                     157,310           9,791            86,954          20,923
   Change in unrealized appreciation (depreciation)
      of investments and other assets and liabilities              2,144,927       5,556,548         1,567,659       3,314,335
                                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                         2,729,708       6,314,687         1,652,828       3,370,626

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                                 (254,381)       (435,122)                -         (27,085)
      Investor Class                                                 (59,396)        (92,413)                -          (3,768)
      C share Class                                                  (36,236)        (67,725)                -               -
      A share Class                                                  (77,396)       (151,169)                -          (2,396)
                                                             ------------------------------------------------------------------
   Total                                                            (427,409)       (746,429)                -         (33,249)
                                                             ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                                  (427,409)       (746,429)                -         (33,249)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                                    22,570,285      39,231,368        14,809,165      16,603,135
   Reinvestment of distributions                                     392,285         693,138                 -          30,930
   Cost of redemptions                                           (11,679,624)    (12,415,497)       (5,940,350)     (5,880,486)
                                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS        11,282,946      27,509,009         8,868,815      10,753,579
                                                             ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                        13,585,245      33,077,267        10,521,643      14,090,956

NET ASSETS:
   Beginning of period                                           100,165,145      67,087,878        45,311,596      31,220,640
                                                             ------------------------------------------------------------------
   End of period                                                 113,750,390     100,165,145        55,833,239      45,311,596
===============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                       $        17,646   $      17,584   $         4,493   $       6,278

--------------------------------------------------------------------------------
(1) Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================

74                 SEMI-ANNUAL REPORT 3 JUNE 30, 2006 (UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION |
----------------- Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of 16 diversified funds (individually, a "Fund", and collectively, the "Funds"). This report covers the following ten
Funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), and U.S. Government Money Fund (the "Money Fund"); and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Limited Duration Fund) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The Limited Duration Fund offers one class of shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES |
------------------------------------ The   following   is  a   summary   of
significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates. To the extent that the Allocation Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to certain estimates, assumptions, and security transactions indirectly.

o     SECURITY VALUATION

Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. EST), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. EST. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.

      The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other investments for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments held by the Money Fund and short-term debt securities maturing in 60 days or less held by other funds are valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund.

      An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV

--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      75

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level of the Standard and Poor's 500 Index by an amount approved by the Board from the previous trading day's closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided.

o     SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

o     FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

      The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

o     OFF-BALANCE SHEET RISK

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

      The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

o     FUTURES CONTRACTS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each

--------------------------------------------------------------------------------

76               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

      When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     OPTIONS TRANSACTIONS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.

      When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

      When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

      The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

o     FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for

--------------------------------------------------------------------------------

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

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

      Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

o     REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

      Set forth below is the collateral for each Fund's Repurchase Agreement(s) on June 30, 2006:

------------------------------------------------------------------------------------------------------------------------------
                                                                                COLLATERAL
                                          ------------------------------------------------------------------------------------
                                                                               INTEREST RATE*    MATURITY DATE
                           ISSUER OF                                              (RANGE OF        (RANGE OF
                          REPURCHASE                                              INTEREST          MATURITY         MARKET
FUND                       AGREEMENT          ISSUER(S)             PAR            RATES)            DATES)          VALUE
------------------------------------------------------------------------------------------------------------------------------
Growth                 Fifth Third Bank         FHLMC         $   2,637,000         3.45%           03/12/08     $   2,576,075
Value                  Fifth Third Bank         FHLMC             2,929,000         3.45%           03/12/08         2,861,328
Small to Mid Cap       Fifth Third Bank         FHLMC             9,615,000         3.45%           03/12/08         9,392,855
International Equity   Fifth Third Bank         FHLMC             2,387,000         3.45%           03/12/08         2,331,851
High Yield Bond        Fifth Third Bank         FHLMC               528,000         3.45%           03/12/08           515,801
Intermediate
   Fixed-Income        Fifth Third Bank         FHLMC             2,299,000         3.45%           03/12/08         2,245,884
Short-Intermediate
   Fixed-Income        Fifth Third Bank         FHLMC               757,000         3.45%           03/12/08           739,510
Mortgage Securities    Fifth Third Bank         FHLMC             4,225,000         3.45%           03/12/08         4,127,386
Limited Duration
   U.S. Government     Fifth Third Bank         FHLMC             1,286,000         3.45%           03/12/08         1,256,288
U.S. Government
   Money               Fifth Third Bank         FHLMC            44,497,000         3.45%           03/12/08        43,468,941
                       Morgan Stanley     FNMA, FHLB, FHLMC     207,153,000        2.625% -       08/08/2006 -     209,323,473
                                                                                    6.25%         05/15/2029
Income Allocation      Fifth Third Bank         FHLMC             1,504,000         3.45%           03/12/08         1,469,252
Income and Growth
   Allocation          Fifth Third Bank         FHLMC             1,722,000         3.45%           03/12/08         1,682,215
Balanced Allocation    Fifth Third Bank         FHLMC             4,006,000         3.45%           03/12/08         3,913,445
Growth and Income
   Allocation          Fifth Third Bank         FHLMC             2,768,000         3.45%           03/12/08         2,704,048
Growth Allocation      Fifth Third Bank         FHLMC             1,926,000         3.45%           03/12/08         1,881,502
Aggressive Growth
   Allocation          Fifth Third Bank         FHLMC             1,378,000         3.45%           03/12/08         1,346,163

================================================================================
* Includes the yield to maturity on a FNMA Discount Note

--------------------------------------------------------------------------------

78               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

o     DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Limited Duration Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund and the Accessor Balanced Allocation Fund; declared and paid quarterly for the Equity Funds and the other Accessor Allocation Funds; and declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

o     FEDERAL INCOME TAXES

It is each Fund's intention to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") to qualify as a regulated investment company. Subchapter M requires a regulated investment company to distribute substantially all of its taxable income and net realized gains, if any, to shareholders. By distributing all of its taxable income and realized gains to shareholders, a Fund will not be subject to Federal income or excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

      Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in the annual financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

o     OTHER EXPENSES

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

o     RESTRICTED SECURITIES

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at June 30, 2006, is detailed in the Schedules of Investments, as applicable.

o     COMMISSION RECAPTURE

Certain Funds direct portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statements of Operations.

o     CUSTODY CREDITS

The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.

o     REDEMPTION FEES

Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statements of Changes in Net Assets is reported net of such fees.

--------------------------------------------------------------------------------

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

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      Total redemption fees paid during the period ended June 30, 2006 and the year ended December 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                            SIX MONTHS ENDED       YEAR ENDED
FUND                                          JUNE 30, 2006    DECEMBER 31, 2005
--------------------------------------------------------------------------------
Growth                                      $             56   $           1,270
Value                                                     79                   -
Small to Mid                                           5,333               1,711
International Equity                                     751               2,609
High Yield Bond                                        1,157                 104
================================================================================

3. RELATED PARTY TRANSACTIONS |
-------------------------------

o     MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital").

      Accessor Capital's general partner is Accessor Capital Corporation, a Washington corporation, whose majority shareholder is J. Anthony Whatley III; Accessor Capital's limited partner is Zions Investment Management, Inc., a Utah corporation and wholly owned subsidiary of Zions First National Bank, N.A., a wholly owned subsidiary of Zions Bancorporation. Accessor Capital provides general management, investment advisory and management services for the Funds. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are accrued daily and paid monthly based on the following annualized rates calculated on the average daily net assets aggregated across all the classes of each Fund.

--------------------------------------------------------------------------------
ACCESSOR FUNDS                                             ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
Growth                                                             0.45%
Value                                                              0.45
Small to Mid Cap                                                   0.60
International Equity                                               0.55
High Yield Bond                                                    0.36
Intermediate Fixed-Income                                          0.33
Short-Intermediate Fixed-Income                                    0.33
Mortgage Securities                                                0.36
Limited Duration U.S. Government                                   0.12
U.S. Government Money                                              0.08
Income Allocation                                                  0.10
Income & Growth Allocation                                         0.10
Balanced Allocation                                                0.10
Growth & Income Allocation                                         0.10
Growth Allocation                                                  0.10
Aggressive Growth Allocation                                       0.10
================================================================================

Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to continue to pay these expenses beginning January 14, 2004 and continuing through December 31, 2006, to the extent that the expense ratio of each Allocation Fund exceeds 0.20% annually (not including distribution and service fees and administrative services fees). None of the expenses incurred by the Allocation Funds for the period ended June 30, 2006, were paid by the Underlying Funds. The expenses paid by Accessor Capital are reflected in the Statement of Operations for the respective Allocation Fund.

--------------------------------------------------------------------------------

80               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

o     MONEY MANAGERS

Each Fund (other than the Money Fund and the Accessor Allocation Funds) is sub-advised by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. The Money Managers receive a fee based on the average daily net assets aggregated across all the classes of each Fund as set forth below. This fee is accrued daily and paid quarterly.

--------------------------------------------------------------------------------------------------------------
FUND                                          ANNUAL FEE
--------------------------------------------------------------------------------------------------------------
Growth                                        0.45%
Value                                         0.25%
Small to Mid Cap                              0.35%
International Equity                          0.50% of the first $50,000,000
                                              0.45% of the next $50,000,000
                                              0.40% above $100,000,000
High Yield Bond                               0.25%
Intermediate Fixed-Income                     0.10%
Short-Intermediate Fixed-Income               0.10%
Mortgage Securities                           0.25% of the first $100,000,000
                                              0.20% of the next $100,000,000
                                              0.15% above $200,000,000
Limited Duration U.S. Government              0.35% on the first $25 million of assets under management; plus,
                                              0.25% on the next $75 million of assets under management; plus,
                                              0.20% on all assets above $100 million

================================================================================

As previously disclosed, Accessor Funds and Accessor Capital received a document and information request from the staff of the Ft. Worth District Office of the SEC (the "Staff") in connection with a sweep examination relating to performance fees charged by investment advisers to mutual funds. Accessor Funds voluntarily responded to the Staff's request in June 2004, and subsequently provided additional follow-up information that the Staff requested. Accessor Funds and Accessor Capital received a deficiency letter from the Staff dated May 24, 2005 (the "Letter"). The Letter set forth deficiencies the Staff believed existed with respect to the performance fee calculation and charges by Accessor Funds and Accessor Capital including: (i) Accessor Capital calculated performance fees contrary to certain requirements of the Investment Advisers Act of 1940, as amended; (ii) the Money Manager agreements with Accessor Funds did not meet certain requirements of the Investment Company Act of 1940; (iii) the Accessor Funds' Board was not provided with sufficient information regarding how the performance fee was calculated; and (iv) the disclosures by Accessor Funds in its Registration Statement and Shareholder Reports did not properly describe the performance fee calculation.

      The Letter further requests that Accessor Funds evaluate and make a determination as to appropriate steps to be taken to address the stated deficiencies, including appropriate actions to ensure that the Funds and their shareholders are fully compensated for any Fund overcharge of performance fees, and provide a formal written response to the Staff. The Letter states that Accessor Funds and Accessor Capital should assess whether occurrences described in the Letter reflect weaknesses in their compliance culture and should take appropriate corrective action. On November 15, 2005, Accessor Funds and Accessor Capital sent the Staff their response to the Letter.

o     DISTRIBUTION AND SERVICE PLANS

Accessor Funds has adopted Distribution and Service Plans (the "Plans") under Rule 12b-1 of the Investment Company Act of 1940, as amended, with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate ALPS Distributors, Inc. (the "Distributor") and/or third party intermediaries or other service organizations for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of these Plans, Accessor Funds will pay the Distributor and/or third party selling and distribution agents for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.

      The maximum amount payable to service organizations under the Distribution and Service Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees

--------------------------------------------------------------------------------

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

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

attributable to C Class Shares, respectively. The Board may temporarily limit the payment of 12b-1 fees with respect to the Money Fund to assist the Money Fund's efforts to maintain a $1.00 net asset value per share. Such fee limitation was not in effect at any time during the period from May 1, 2005 through June 30, 2006. The Limited Duration Fund does not currently have a class of shares that pays a 12b-1 fee.

o     DISTRIBUTOR

Accessor Funds' distribution and service plans for the Investor Class Shares, A Class Shares and the C Class Shares allow each class to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for sales and distribution-related activities and for providing non-distribution related shareholder services. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with the Distributor or a services agreement with Accessor Funds based on the average daily net assets of accounts attributable to such intermediary.

      Further, under the A Class Shares and C Class Shares distribution and service plan, the Distributor will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker dealer. Certain A Class Shares and C Class Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within 24 months and one year, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class Shares and C Class Shares financing and servicing arrangements between the Distributor and Accessor Capital.

o     DEFENSIVE DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940, as amended, to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits.

o     OTHER COMPENSATION TO DEALERS

The Distributor may pay or sponsor informational meetings for dealers as described in the Statement of Additional Information. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Funds' shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds, cooperate with the Distributor or provide marketing or service support to the Funds. For more information, please see the Statement of Additional Information.

      Accessor Capital may make payments, out of its own assets, to certain intermediaries based on sales or assets attributable to the intermediary, or such other criteria agreed to by Accessor Capital. The intermediaries to which payments may be made are determined by Accessor Capital. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the Statement of Additional Information for more information.

o     ACM ADMINISTRATIVE PLAN

Accessor Funds has adopted the ACM Administrative Plan (formerly the Shareholder Services Plan) with respect to Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund, respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

--------------------------------------------------------------------------------

82               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

o     ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund that has Investor Class Shares. Pursuant to the Investor Class Shares Administrative Services Plan, Accessor Funds will pay third party service organizations who provide administrative and support services. The amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

o     TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

o     DIRECTOR AND OFFICER FEES AND EXPENSES

The Funds do not pay any compensation directly to its officers or directors who are also directors, officers or employees of Accessor Capital or its affiliates. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds.

o     OTHER

The Funds' Chief Compliance Officer is employed by Accessor Capital. The Accessor Funds pay an allocated portion of the Chief Compliance Officer's compensation and other related expenses subject to approval of the Board of Directors.

--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      83

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

4. SHARES OF STOCK |
-------------------- Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issues 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

                   ADVISOR CLASS               INVESTOR CLASS                C CLASS                     A CLASS
              ----------------------------------------------------------------------------------------------------------
 FUND           SHARES       AMOUNT          SHARES      AMOUNT        SHARES       AMOUNT         SHARES      AMOUNT
------------------------------------------------------------------------------------------------------------------------
GROWTH FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed     1,452,395  $ 33,520,900       32,628   $   745,254       68,476  $  1,582,029       28,855   $   671,060
Reinvested         5,590       127,784          158         3,562            -            -            11           242
Redeemed        (923,785)  (21,592,364)     (39,684)     (909,038)     (44,040)   (1,000,442)      (5,887)     (138,757)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)       534,200  $ 12,056,320       (6,898)  $  (160,222)      24,436  $    581,587       22,979   $   532,545

SIX MONTHS ENDED JUNE 30, 2006
Subscribed     1,014,104  $ 25,072,916       21,313   $   522,434       56,882   $ 1,394,024        7,290   $   182,153
Reinvested           635        15,995            -             -            -             -            -             -
Redeemed        (395,171)   (9,825,446)     (25,101)     (608,384)     (36,522)     (896,958)      (4,435)     (111,711)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)       619,568  $ 15,263,465       (3,788)  $   (85,950)      20,360   $   497,066        2,855   $    70,442

========================================================================================================================
VALUE FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed     1,365,351  $ 27,472,260       33,163   $   669,556       50,611   $ 1,019,371       17,877   $   364,945
Reinvested        11,379       229,213        1,111        22,375          382         7,595          532        10,676
Redeemed        (867,379)  (17,217,221)     (35,911)     (730,337)     (43,598)     (877,937)     (19,811)     (396,435)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)       509,351  $ 10,484,252       (1,637)  $   (38,406)       7,395   $   149,029       (1,402)  $   (20,814)

SIX MONTHS ENDED JUNE 30, 2006
Subscribed       678,304  $ 14,604,599        8,547   $   186,165       30,068   $   649,714        5,685   $   122,883
Reinvested         5,102       108,793          287         6,139          144         3,049          249         5,298
Redeemed        (270,522)   (5,846,918)     (19,734)     (427,385)     (30,237)     (655,962)      (5,995)     (131,906)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)       412,884  $  8,866,474      (10,900)  $  (235,081)         (25)  $    (3,199)         (61)  $    (3,725)

========================================================================================================================
SMALL TO MID CAP FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed     1,503,566  $ 39,025,124       80,172   $ 1,961,913       41,809   $ 1,081,212       11,586   $   307,375
Reinvested             -             -            -             -            -             -            -             -
Redeemed      (2,564,809)  (66,735,328)     (73,375)   (1,878,029)     (45,856)   (1,136,925)     (11,462)     (301,436)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)    (1,061,243) $(27,710,204)       6,797   $    83,884       (4,047)  $   (55,713)         124   $     5,939

SIX MONTHS ENDED JUNE 30, 2006
Subscribed     1,964,502  $ 58,299,936       31,090   $   906,914       22,790   $   663,666        8,235   $   242,663
Reinvested             -             -            -             -            -             -            -             -
Redeemed        (493,598)  (14,741,911)     (30,978)     (888,364)     (24,732)     (722,371)      (3,340)      (99,966)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)     1,470,904  $ 43,558,025          112   $    18,550       (1,942)  $   (58,705)       4,895   $   142,697

--------------------------------------------------------------------------------

84               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                   ADVISOR CLASS               INVESTOR CLASS                C CLASS                     A CLASS
              ----------------------------------------------------------------------------------------------------------
 FUND           SHARES       AMOUNT          SHARES      AMOUNT        SHARES       AMOUNT         SHARES      AMOUNT
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed     1,513,609  $ 23,213,943       21,365   $   324,069       74,783   $ 1,140,923       17,743   $   281,347
Reinvested         1,840        31,754            -             -            -             -            -             -
Redeemed      (1,513,031)  (24,009,174)     (28,551)     (434,939)     (50,264)     (769,028)     (11,327)     (179,694)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)         2,418  $   (763,477)      (7,186)  $  (110,870)      24,519   $   371,895        6,416   $   101,653

SIX MONTHS ENDED JUNE 30, 2006
Subscribed       982,303  $ 18,741,308       23,647   $   441,541       65,584   $ 1,237,423       17,665   $   343,938
Reinvested             -             -            -             -            -             -            -             -
Redeemed        (607,379)  (11,596,443)     (11,898)     (227,816)     (21,541)     (404,712)      (2,703)      (53,749)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)       374,924  $  7,144,865       11,749   $   213,725       44,043   $   832,711       14,962   $   290,189

========================================================================================================================
HIGH YIELD BOND FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed     1,245,985  $ 13,662,981       64,577   $   707,575       49,957   $   551,069        8,389   $    93,975
Reinvested        43,073       470,008        3,755        41,302        4,576        49,960          731         7,998
Redeemed      (1,101,400)  (12,045,225)    (137,395)   (1,519,523)     (79,697)     (892,866)      (7,684)      (84,357)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)       187,658  $  2,087,764      (69,063)  $  (770,646)     (25,164)  $  (291,837)       1,436   $    17,616

SIX MONTHS ENDED JUNE 30, 2006
Subscribed       618,953  $  6,672,238       17,841   $   192,835       34,694   $   373,551        5,667   $    61,092
Reinvested        24,575       263,468          920         9,862        2,669        28,560          225         2,413
Redeemed        (826,791)   (8,867,974)     (13,415)     (144,170)     (19,132)     (206,279)      (2,799)      (30,263)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (183,263) $ (1,932,268)       5,346   $    58,527       18,231   $   195,832        3,093   $    33,242

========================================================================================================================
INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed     1,452,620  $ 17,122,340       74,104   $   871,189       24,671   $   291,376        8,009   $    94,505
Reinvested        85,713     1,009,114        5,656        66,570          571         6,755          198         2,323
Redeemed      (1,028,193)  (12,079,723)     (28,766)     (337,240)     (25,211)     (297,770)      (9,926)     (117,913)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)       510,140  $  6,051,731       50,994   $   600,519           31   $       361       (1,719)  $   (21,085)

SIX MONTHS ENDED JUNE 30, 2006
Subscribed       841,079  $  9,563,974       19,596   $   222,353      415,802   $ 4,810,726          210   $     2,399
Reinvested        49,901       564,900        2,813        31,822        9,167       103,705           60           672
Redeemed        (766,242)   (8,850,998)     (19,726)     (228,876)     (48,424)     (547,408)         (73)         (831)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)       124,738  $  1,277,876        2,683   $    25,299      376,545   $ 4,367,023          197   $     2,240

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     85

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                   ADVISOR CLASS               INVESTOR CLASS                C CLASS                     A CLASS
              ----------------------------------------------------------------------------------------------------------
 FUND           SHARES       AMOUNT          SHARES      AMOUNT        SHARES       AMOUNT         SHARES      AMOUNT
------------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed     3,569,361  $ 42,196,420       60,875   $   721,754      132,484   $ 1,570,900          204   $     2,423
Reinvested        33,908       401,217        3,800        44,987        7,357        86,978           72           855
Redeemed      (1,155,510)  (13,716,617)    (101,833)   (1,208,095)    (100,258)   (1,184,916)        (146)       (1,732)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)     2,447,759  $ 28,881,020      (37,158)  $  (441,354)      39,583   $   472,962          130   $     1,546

SIX MONTHS ENDED JUNE 30, 2006
Subscribed     2,288,831  $ 26,852,301        8,295   $    96,642       21,915   $   256,502        6,336   $    74,437
Reinvested        22,513       261,885          542         6,309           80           930          170         1,969
Redeemed        (611,785)   (7,150,476)     (49,212)     (575,254)    (251,382)   (2,960,074)         (46)         (536)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)     1,699,559  $ 19,963,710      (40,375)  $  (472,303)    (229,387)  $(2,702,642)       6,460   $    75,870

========================================================================================================================
MORTGAGE SECURITIES FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed     1,202,685  $ 15,097,907       34,618   $   432,091       66,416   $   838,889        6,933   $    87,250
Reinvested        76,511       956,702        2,960        37,057        1,806        22,609          357         4,457
Redeemed      (1,478,663)  (18,562,916)     (44,760)     (560,398)     (25,627)     (321,884)      (1,296)      (16,247)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (199,467) $ (2,508,307)      (7,182)  $   (91,250)      42,595   $   539,614        5,994   $    75,460

SIX MONTHS ENDED JUNE 30, 2006
Subscribed       453,198  $  5,576,465        6,610   $    80,912        7,173   $    88,299          648   $     7,945
Reinvested        38,895       473,767          734         8,939          237         2,894          278         3,387
Redeemed      (7,784,777)  (94,563,584)     (23,514)     (291,277)     (54,423)     (676,100)         (33)         (404)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)    (7,292,684) $(88,513,352)     (16,170)  $  (201,426)     (47,013)  $  (584,907)         893   $    10,928

========================================================================================================================
LIMITED DURATION U.S. GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------

FUND            SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005
Subscribed     1,159,617  $ 13,838,178
Reinvested         3,368        40,106
Redeemed      (1,194,009)  (14,241,383)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)       (31,024) $   (363,099)

SIX MONTHS ENDED JUNE 30, 2006
Subscribed        57,904  $    688,009
Reinvested         1,644        19,495
Redeemed        (587,968)   (6,977,921)
              ----------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (528,420) $ (6,270,417)

--------------------------------------------------------------------------------

86               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                      ADVISOR CLASS                 INVESTOR CLASS                 C CLASS                     A CLASS
             ------------------------------------------------------------------------------------------------------------------
FUND             SHARES            AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT         SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed    3,480,050,113  $  3,480,050,113   16,305,343  $ 16,305,343    2,175,915   $ 2,175,915      412,050   $   412,050
Reinvested          710,686           710,686      286,370       286,591       35,728        35,728        3,016         3,016
Redeemed     (3,474,247,622)   (3,474,247,822) (22,923,682)  (22,923,682)  (2,186,337)   (2,186,337)    (355,138)     (355,138)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)        6,513,177  $      6,512,977   (6,331,969) $ (6,331,748)      25,306   $    25,306       59,928   $    59,928

SIX MONTHS ENDED JUNE 30, 2006
Subscribed    1,983,521,409  $  1,983,521,408   28,658,995  $ 28,658,995      807,558   $   807,558      220,842   $   220,842
Reinvested          331,113           331,120       99,150        99,150       29,588        29,588        2,617         2,617
Redeemed     (1,974,552,916)   (1,974,552,916) (27,127,264)  (27,127,264)    (825,353)     (825,353)    (141,599)     (141,599)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)        9,299,606  $      9,299,612    1,630,881  $  1,630,881       11,793   $    11,793       81,860   $    81,860

===============================================================================================================================
INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed          183,382  $      2,766,432       89,590  $  1,348,798       54,013   $   811,631       30,866   $   466,383
Reinvested            8,431           126,584        7,872       118,159        2,111       31,653        1,342        20,142
Redeemed           (116,727)       (1,756,222)     (85,128)   (1,278,989)     (53,335)     (803,860)     (22,251)     (334,335)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)           75,086  $      1,136,794       12,334  $    187,968        2,789   $    39,424        9,957   $   152,190

SIX MONTHS ENDED JUNE 30, 2006
Subscribed          273,354  $      4,070,574       56,730  $    844,205       49,989   $   743,115       19,405   $   288,328
Reinvested            6,831           101,158        4,246        62,832        1,661        24,559          858        12,693
Redeemed           (155,650)       (2,310,083)     (66,227)     (984,742)     (19,695)     (292,154)      (2,760)      (41,114)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          124,535  $      1,861,649       (5,251) $    (77,705)      31,955   $   475,520       17,503   $   259,907

===============================================================================================================================
INCOME & GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed          296,590  $      4,558,279       95,997  $  1,473,831      273,219   $ 4,169,643       94,600   $ 1,449,912
Reinvested           11,393           174,773        4,914        75,299       10,421       159,259        4,659        71,422
Redeemed           (196,232)       (3,020,085)    (224,306)   (3,433,149)    (153,522)   (2,348,892)     (30,041)     (462,651)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          111,751  $      1,712,967     (123,395) $ (1,884,019)     130,118   $ 1,980,010       69,218   $ 1,058,683

SIX MONTHS ENDED JUNE 30, 2006
Subscribed          141,318  $      2,217,651      149,888  $  2,362,244      122,356   $ 1,923,944       32,841   $   515,367
Reinvested            7,238           113,440        3,598        56,325        6,845       106,930        2,869        44,932
Redeemed           (111,152)       (1,747,912)     (33,537)     (525,329)     (68,981)   (1,077,327)     (33,837)     (534,490)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)           37,404  $        583,179      119,949  $  1,893,240       60,220   $   953,547        1,873   $    25,809

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     87

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                       ADVISOR CLASS                INVESTOR CLASS                  C CLASS                    A CLASS
             ------------------------------------------------------------------------------------------------------------------
FUND             SHARES            AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed          864,260    $   13,326,527      452,701   $ 7,007,084      412,840   $ 6,360,042      207,732   $ 3,193,801
Reinvested           33,162           512,083       11,522       178,278       11,943       184,176        6,360        98,191
Redeemed           (444,413)       (6,869,881)    (167,975)   (2,614,897)    (162,449)   (2,502,921)     (95,156)   (1,465,505)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          453,009    $    6,968,729      296,248   $ 4,570,465      262,334   $ 4,041,297      118,936   $ 1,826,487

SIX MONTHS ENDED JUNE 30, 2006
Subscribed          645,742    $   10,411,371      260,169   $ 4,223,952      292,046   $ 4,713,825      211,583   $ 3,418,402
Reinvested           20,751           335,466        7,971       128,753        8,183       131,960        4,770        77,035
Redeemed           (277,636)       (4,495,541)    (147,266)   (2,378,043)     (93,811)   (1,524,232)     (46,822)     (758,421)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          388,857    $    6,251,296      120,874   $ 1,974,662      206,418   $ 3,321,553      169,531   $ 2,737,016

===============================================================================================================================
GROWTH & INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed          986,248    $   15,144,143      233,061   $ 3,627,146    1,022,001   $15,702,477      648,324   $10,024,541
Reinvested           44,916           695,214        6,724       104,154       20,677       319,163       16,432       254,562
Redeemed           (385,174)       (5,972,904)    (182,371)   (2,844,298)    (226,215)   (3,489,473)    (118,393)   (1,824,972)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          645,990    $    9,866,453       57,414   $   887,002      816,463   $12,532,167      546,363   $ 8,454,131

SIX MONTHS ENDED JUNE 30, 2006
Subscribed          476,003    $    7,761,290      189,937   $ 3,124,473      450,871   $ 7,361,361      213,400   $ 3,492,387
Reinvested           24,605           398,560        4,409        71,139       13,664       220,318       10,849       175,235
Redeemed           (276,874)       (4,518,868)     (43,196)     (707,026)    (141,464)   (2,311,933)    (116,045)   (1,905,366)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          223,734    $    3,640,982      151,150   $ 2,488,586      323,071   $ 5,269,746      108,204   $ 1,762,256

===============================================================================================================================
GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed          736,722    $   11,353,838      465,212   $ 7,224,762      777,344   $11,849,974      574,583   $ 8,802,794
Reinvested           25,224           389,362        5,975        92,333        4,355        66,202        9,401       145,241
Redeemed           (351,470)       (5,403,937)    (219,132)   (3,353,118)    (152,232)   (2,336,173)     (84,442)   (1,322,269)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          410,476    $    6,339,263      252,055   $ 3,963,977      629,467   $ 9,580,003      499,542   $ 7,625,766

SIX MONTHS ENDED JUNE 30, 2006
Subscribed          403,521    $    6,721,503      278,052   $ 4,631,221      406,838   $ 6,774,556      265,365   $ 4,443,005
Reinvested           13,679           226,068        3,599        59,292        2,153        35,424        4,335        71,501
Redeemed           (174,529)       (2,917,122)     (88,584)   (1,476,953)    (119,395)   (1,991,732)    (319,117)   (5,293,817)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          242,671    $    4,030,449      193,067   $ 3,213,560      289,596   $ 4,818,248      (49,417)  $  (779,311)

--------------------------------------------------------------------------------

88               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                       ADVISOR CLASS                 INVESTOR CLASS                 C CLASS                    A CLASS
             ------------------------------------------------------------------------------------------------------------------
FUND             SHARES            AMOUNT          SHARES      AMOUNT          SHARES      AMOUNT        SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2005
Subscribed          460,047    $    7,015,235      290,305   $ 4,406,434      140,517   $ 2,083,779      203,345   $ 3,097,687
Reinvested            1,722            25,235          262         3,768            -             -          133         1,927
Redeemed           (153,055)       (2,352,029)    (180,447)   (2,729,796)     (36,436)     (535,406)     (17,082)     (263,255)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          308,714    $    4,688,441      110,120   $ 1,680,406      104,081   $ 1,548,373      186,396   $ 2,836,359

SIX MONTHS ENDED JUNE 30, 2006
Subscribed          551,415    $    9,289,507      133,358   $ 2,209,382       97,642   $ 1,612,897      100,812   $ 1,697,379
Reinvested                -                 -            -             -            -             -            -             -
Redeemed           (157,557)       (2,662,667)    (150,793)   (2,510,124)     (25,152)     (410,509)     (20,860)     (357,050)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          393,858    $    6,626,840      (17,435)  $  (300,742)      72,490   $ 1,202,388       79,952   $ 1,340,329
===============================================================================================================================

5. SECURITIES TRANSACTIONS |
---------------------------- During the period  ended June 30,  2006,  purchases and sales of investments, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                             PURCHASES                SALES
--------------------------------------------------------------------------------
ACCESSOR FUND
      Growth                             $    119,958,868         $  104,501,664
      Value                                    46,728,966             37,234,606
      Small to Mid Cap                         79,013,163             35,121,070
      International Equity                     57,122,425             50,197,784
      High Yield Bond                          21,075,614             22,942,936
      Intermediate Fixed-Income                15,932,230             10,438,822
      Short-Intermediate Fixed-Income          17,362,215              9,557,131
      Mortgage Securities                      20,536,082             20,908,681
      Limited Duration U.S. Government            219,960              3,008,725

ACCESSOR ALLOCATION FUND
      Income Allocation                         2,360,000                450,000
      Income and Growth Allocation              3,410,000              1,000,000
      Balanced Allocation                      12,720,000              1,450,000
      Growth and Income Allocation             14,960,000              2,500,000
      Growth Allocation                        16,290,000              5,703,708
      Aggressive Growth Allocation              9,220,000              1,200,000

================================================================================
During the period ended June 30, 2006, purchases and sales of long-term U.S. government securities were as follows:

--------------------------------------------------------------------------------

      FUND                                   PURCHASES                SALES
--------------------------------------------------------------------------------
      Intermediate Fixed-Income          $     15,071,430         $   14,280,996
      Short-Intermediate Fixed-Income          21,145,906              8,227,345
      Mortgage Securities                     418,898,270            491,455,193
      Limited Duration U.S. Government          4,543,558              7,409,937

================================================================================

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     89

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

6. TAX COST |
------------- The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized
appreciation/(depreciation),       and      resulting       net       unrealized
appreciation/(depreciation) at June 30, 2006 were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                              NET
                                                                 GROSS                  GROSS             UNREALIZED
                                           IDENTIFIED          UNREALIZED            UNREALIZED          APPRECIATION
                                              COST            APPRECIATION         (DEPRECIATION)       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                                $ 150,295,273       $  13,958,440         $   (9,458,987)      $    4,499,453
   Value                                   113,880,850          17,631,696             (2,990,011)          14,641,685
   Small to Mid Cap                        179,121,089          51,197,875            (10,542,960)          40,654,915
   International Equity                    111,210,148          16,357,969             (4,151,614)          12,206,355
   High Yield Bond                          49,960,936             641,671             (1,621,251)            (979,580)
   Intermediate Fixed-Income                63,509,599              74,998             (2,741,332)          (2,666,334)
   Short-Intermediate Fixed-Income         118,148,405              95,543             (3,265,325)          (3,169,782)
   Mortgage Securities                      67,135,221             579,418             (2,213,145)          (1,633,727)
   Limited Duration U.S. Government         51,812,246              35,669               (574,614)            (538,945)

ACCESSOR ALLOCATION FUND
   Income Allocation                        16,744,052              21,648               (504,961)            (483,313)
   Income & Growth Allocation               31,136,733           2,381,154               (831,305)           1,549,849
   Balanced Allocation                      78,563,985           8,530,484             (1,525,332)           7,005,152
   Growth & Income Allocation              112,650,450          14,569,623             (2,178,133)          12,391,490
   Growth Allocation                        98,968,373          16,261,150             (1,341,836)          14,919,314
   Aggressive Growth Allocation             47,261,599           8,893,537               (407,185)           8,486,352
=======================================================================================================================

7. CAPITAL LOSS CARRYOVERS |
---------------------------- At  December  31,  2005,  for  federal  income  tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains for each succeeding year until the earlier of its utilization or expiration:

-----------------------------------------------------------------------------------------------------------------------
                                       EXPIRES       EXPIRES        EXPIRES        EXPIRES       EXPIRES       EXPIRES
                                       IN 2008       IN 2009        IN 2010        IN 2011       IN 2012       IN 2013
-----------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                            $        -    $19,034,857   $ 12,659,192    $ 3,845,553    $        -  $         -
   Value                                      -              -     20,618,199      1,779,595             -            -
   Small to Mid Cap                           -     14,232,501     11,530,381     12,404,894             -            -
   International Equity                       -      4,561,622     10,369,546      3,684,469             -            -
   High Yield Bond                            -              -        947,550              -             -    1,017,103
   Intermediate Fixed-Income                  -              -              -              -             -       51,200
   Short-Intermediate
    Fixed-Income                        103,223        109,478        383,518                      718,330      397,737
   Limited Duration
    U.S. Government                           -              -              -              -         2,466       89,034

ACCESSOR ALLOCATION FUND
   Growth Allocation                          -              -         10,419         27,833         9,279            -
   Aggressive Growth Allocation               -              -        150,976         11,715             -            -
=======================================================================================================================

--------------------------------------------------------------------------------

90               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

8. DISTRIBUTIONS TO SHAREHOLDERS |
---------------------------------- The amount and characteristics of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2006. The tax character of distributions paid during 2005 were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                           GROWTH                 VALUE           SMALL TO MID CAP
-------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS
PAID FROM:
Ordinary income                                         $    378,467          $   1,377,671       $              -
Long-term capital gains                                            -                      -                      -
                                                        -----------------------------------------------------------
                                                             378,467              1,377,671                      -
Return of capital                                                  -                      -                      -
                                                        -----------------------------------------------------------
                                                        $    378,467          $   1,377,671       $              -
AS OF DECEMBER 31, 2005, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                           $     50,921          $      93,929       $          6,631
Accumulated capital gain (loss)                          (35,539,602)           (22,397,794)           (38,167,776)
Unrealized appreciation (depreciation)                    14,400,575             11,026,130             39,172,908
Other cumulative effect of timing differences                      -                      -                      -
                                                        -----------------------------------------------------------
                                                        $(21,088,106)         $ (11,277,735)      $      1,011,763

===================================================================================================================
                                                        INTERNATIONAL           HIGH YIELD          INTERMEDIATE
                                                            EQUITY                 BOND             FIXED-INCOME
-------------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED, DECEMBER 31, 2005, DISTRIBUTIONS
PAID FROM:
Ordinary income                                         $    223,922          $   4,016,780       $      3,200,264
Long-term capital gains                                            -                      -                182,466
                                                        -----------------------------------------------------------
                                                             223,922              4,016,780              3,382,730
Return of capital                                                  -                      -                      -
                                                        -----------------------------------------------------------
                                                        $    223,922          $   4,016,780       $      3,382,730

AS OF DECEMBER 31, 2005, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS
FOLLOWS:
Undistributed ordinary income                           $    722,113          $      50,002       $         55,707
Accumulated capital gain (loss)                          (18,615,637)            (1,964,653)              (668,374)
Unrealized appreciation (depreciation)                     9,128,638               (167,556)              (388,134)
Other cumulative effect of timing differences                (83,673)                     -                      -
                                                        -----------------------------------------------------------
                                                        $ (8,848,559)         $  (2,082,207)      $     (1,000,801)
===================================================================================================================

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     91

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHORT-INTERMEDIATE           MORTGAGE       LIMITED DURATION
                                                          FIXED-INCOME             SECURITIES       U.S. GOVERNMENT
--------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS
PAID FROM:
Ordinary income                                        $        3,199,418        $   6,399,835     $      1,641,964
Long-term capital gains                                                 -              145,024                    -
                                                       -------------------------------------------------------------
                                                                3,199,418            6,544,859            1,641,964
Return of capital                                                       -                    -                    -
                                                       -------------------------------------------------------------
                                                       $        3,199,418        $   6,544,859     $      1,641,964

AS OF DECEMBER 31, 2005, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS
FOLLOWS:
Undistributed ordinary income                          $           55,998        $     393,667     $         10,113
Accumulated capital gain (loss)                                (2,015,196)            (686,914)            (105,982)
Unrealized appreciation (depreciation)                         (1,268,242)          (2,032,271)            (561,468)
Other cumulative effect of timing differences                           -                    -                    -
                                                       -------------------------------------------------------------
                                                       $       (3,227,440)       $  (2,325,518)    $       (657,337)

====================================================================================================================
                                                         U.S. GOVERNMENT            INCOME          INCOME & GROWTH
                                                              MONEY               ALLOCATION          ALLOCATION
--------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS
PAID FROM:
Ordinary income                                        $       32,297,624        $    512,138      $        706,287
Long-term capital gains                                                 -               7,191                16,196
                                                       -------------------------------------------------------------
                                                               32,297,624             519,329               722,483
Return of capital                                                       -                   -                     -
                                                       -------------------------------------------------------------
                                                       $       32,297,624        $    519,329      $        722,483
AS OF DECEMBER 31, 2005, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS
FOLLOWS:
Undistributed ordinary income                          $                -        $      6,240      $         29,743
Accumulated capital gain (loss)                                         -              (6,273)               10,901
Unrealized appreciation (depreciation)                                  -            (243,283)            1,635,628
Other cumulative effect of timing differences                           -                   -                     -
                                                       -------------------------------------------------------------
                                                       $                -        $   (243,316)     $      1,676,272
====================================================================================================================

--------------------------------------------------------------------------------

92               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  GROWTH &                     AGGRESSIVE
                                                                   BALANCED        INCOME         GROWTH         GROWTH
                                                                  ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS PAID FROM:
Ordinary income                                                  $  1,192,648   $  1,503,893   $    746,429   $    33,249
Long-term capital gains                                                     -         49,254              -             -
                                                                 ---------------------------------------------------------
                                                                    1,192,648      1,553,147        746,429        33,249
Return of capital                                                           -              -              -             -
                                                                 ---------------------------------------------------------
                                                                 $  1,192,648   $  1,553,147   $    746,429   $    33,249
AS OF DECEMBER 31, 2005, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS
FOLLOWS:
Undistributed ordinary income                                    $     25,902   $     20,811   $     17,584   $     6,278
Accumulated capital gain (loss)                                        (2,379)         1,342        (50,724)     (162,691)
Unrealized appreciation (depreciation)                              6,410,022     10,996,654     12,784,137     6,919,579
Other cumulative effect of timing differences                               -              -              -             -
                                                                 ---------------------------------------------------------
                                                                 $  6,433,545   $ 11,018,807   $ 12,750,997   $ 6,763,166
==========================================================================================================================

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     93

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

9. AFFILIATED COMPANIES |
------------------------- Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control:

                                                 PURCHASE       SALES         DIVIDEND       VALUE         VALUE
                                                   COST          COST          INCOME       6/30/06       12/31/05
--------------------------------------------------------------------------------------------------------------------
ACCESSOR INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   High Yield Bond                              $   155,000  $          -   $    44,215   $  1,163,757  $  1,028,101
   Intermediate Fixed-Income                        140,000             -        20,681        676,409       567,143
   Short-Intermediate Fixed-Income                1,740,000       450,000       200,190      9,247,635     8,116,822
   Mortgage Securities                              225,000             -        27,416      1,163,132       971,093
   U.S. Government Money                            100,000             -        51,577      2,584,213     2,484,213
                                                --------------------------------------------------------------------
TOTAL                                           $ 2,360,000   $   450,000   $   344,079   $ 14,835,146  $ 13,167,372

====================================================================================================================
ACCESSOR INCOME & GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                       $   370,000  $          -   $     1,582   $  3,480,522  $  3,168,226
   Value                                            250,000             -        18,429      2,904,322     2,570,050
   Small to Mid Cap                                       -             -             -      1,384,519     1,311,944
   International Equity                             100,000             -             -      2,072,882     1,772,038
   High Yield Bond                                  210,000             -        61,840      1,643,864     1,461,287
   Intermediate Fixed-Income                        235,000             -        59,141      1,920,358     1,773,979
   Short-Intermediate Fixed-Income                1,805,000             -       246,304     11,923,150    10,315,104
   Mortgage Securities                              440,000             -        61,041      2,662,306     2,295,232
   U.S. Government Money                                  -     1,000,000        63,582      3,062,177     4,062,177
                                                --------------------------------------------------------------------
TOTAL                                           $ 3,410,000  $  1,000,000   $   511,919   $ 31,054,100  $ 28,730,037

====================================================================================================================
ACCESSOR BALANCED ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                       $ 2,820,000  $          -   $     6,040   $ 14,567,377  $ 11,997,721
   Value                                          1,625,000             -        76,554     12,596,805    10,601,853
   Small to Mid Cap                                 915,000             -             -      6,897,535     5,647,553
   International Equity                             575,000             -             -      8,805,996     7,380,618
   High Yield Bond                                  515,000             -       149,584      4,068,550     3,617,018
   Intermediate Fixed-Income                        760,000     1,450,000       123,181      4,154,932     5,025,327
   Short-Intermediate Fixed-Income                5,045,000             -       472,541     23,086,096    18,421,542
   Mortgage Securities                              465,000             -        95,319      4,092,662     3,741,414
   U.S. Government Money                                  -             -        71,378      3,500,232     3,500,232
                                                --------------------------------------------------------------------
TOTAL                                           $12,720,000  $  1,450,000   $   994,597   $ 81,770,185  $ 69,933,278

====================================================================================================================

--------------------------------------------------------------------------------

94                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENS
                 FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 PURCHASE       SALES         DIVIDEND       VALUE          VALUE
                                                   COST          COST          INCOME       6/30/06       12/31/05
--------------------------------------------------------------------------------------------------------------------
ACCESSOR GROWTH & INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                       $ 3,125,000  $          -   $    11,317   $ 24,627,515  $ 21,964,392
   Value                                          2,185,000             -       140,318     22,561,404    19,714,926
   Small to Mid Cap                                 900,000             -             -     12,473,328    10,970,192
   International Equity                             685,000             -             -     15,934,602    13,701,729
   High Yield Bond                                  615,000             -       230,900      6,058,340     5,540,348
   Intermediate Fixed-Income                        700,000     2,500,000       192,620      6,180,212     8,265,724
   Short-Intermediate Fixed-Income                6,200,000             -       600,210     28,600,453    22,886,719
   Mortgage Securities                              550,000             -       115,611      4,860,257     4,447,632
   U.S. Government Money                                  -             -        22,856      1,120,815     1,120,815
                                                --------------------------------------------------------------------
TOTAL                                           $14,960,000  $  2,500,000   $ 1,313,832   $122,416,926  $108,612,477

====================================================================================================================
ACCESSOR GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                       $ 5,080,000  $    800,000   $    12,743   $ 29,424,331  $ 25,699,985
   Value                                          3,105,000       800,000       169,109     27,459,465    24,334,312
   Small to Mid Cap                               1,660,000       400,000             -     15,380,363    13,382,600
   International Equity                           1,465,000     1,100,000             -     18,451,474    16,296,662
   High Yield Bond                                  225,000     1,600,000       124,798      3,288,377     4,705,522
   Intermediate Fixed-Income                        910,000       300,000       138,349      4,491,021     4,087,278
   Short-Intermediate Fixed-Income                3,245,000       500,000       258,115     12,498,968     9,963,494
   Mortgage Securities                              600,000             -        25,775      1,067,285       499,194
   U.S. Government Money                                  -       203,708         1,459              -       203,708
                                                --------------------------------------------------------------------
TOTAL                                           $16,290,000  $  5,703,708   $   730,348   $112,061,284  $ 99,172,755

====================================================================================================================
ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                       $ 3,630,000  $    220,000   $     7,620   $ 17,465,325  $ 14,386,914
   Value                                          2,975,000       380,000       101,418     16,455,573    13,395,493
   Small to Mid Cap                               1,310,000       200,000             -      9,229,480     7,676,850
   International Equity                           1,305,000       400,000             -     11,291,041     9,307,548
   U.S. Government Money                                  -             -             1             34            34
                                                --------------------------------------------------------------------
   TOTAL                                        $ 9,220,000  $  1,200,000   $   109,039   $ 54,441,453  $ 44,766,839

====================================================================================================================

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     95

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2006(8)         2005           2004         2003         2002           2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $    24.49     $    23.08     $   20.77    $   17.13    $    22.69     $   26.79

   Net investment income (loss)(1)                     0.03           0.05          0.13         0.09          0.07          0.01
   Net realized and unrealized gain (loss)
      on investments(1)                               (0.43)          1.43          2.26         3.65         (5.57)        (4.11)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                      (0.40)          1.48          2.39         3.74         (5.50)        (4.10)

   Distributions from net investment income           (0.01)         (0.07)        (0.08)       (0.10)        (0.06)            -
   Distributions from capital gains                       -              -             -            -             -             -
   Distributions in excess of capital gains               -              -             -            -             -             -
                                                 -----------------------------------------------------------------------------------
Total distributions                                   (0.01)         (0.07)        (0.08)       (0.10)        (0.06)            -
                                                 -----------------------------------------------------------------------------------
   Redemption fees                                     0.00(5)        0.00(5)       0.00(5)      0.00(5)       0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                   $    24.08     $    24.49     $   23.08    $   20.77    $    17.13     $   22.69
====================================================================================================================================
TOTAL RETURN(2)                                       (1.63)%         6.44%        11.52%       21.90%       (24.26)%      (15.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $  145,800     $  133,132     $ 113,110    $  94,904    $   95,637     $ 159,237
   Ratio of expenses to average net assets(7)          1.16%*         1.22%         0.91%        0.83%         0.80%         0.85%
   Ratio of net investment income (loss) to
      average net assets                               0.21%*         0.21%         0.60%        0.49%         0.36%         0.03%
Portfolio turnover rate                               70.82%         97.70%       141.00%       76.58%        66.00%        75.89%
====================================================================================================================================
INVESTOR CLASS SHARES                              2006(8)         2005           2004         2003         2002           2001
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD             $    24.00     $    22.65     $   20.42    $   16.84    $    22.29     $   26.45

   Net investment income (loss)(1)                        -          (0.03)         0.01         0.00(5)      (0.03)        (0.10)
   Net realized and unrealized gain (loss)
      on investments(1)                               (0.42)          1.41          2.23         3.58         (5.42)        (4.06)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                      (0.42)          1.38          2.24         3.58         (5.45)        (4.16)

   Distributions from net investment income               -          (0.03)        (0.01)        0.00(5)          -             -
   Distributions from capital gains                       -              -             -            -             -             -
   Distributions in excess of capital gains               -              -             -            -             -             -
                                                 -----------------------------------------------------------------------------------
Total distributions                                       -          (0.03)        (0.01)        0.00(5)          -             -
                                                 -----------------------------------------------------------------------------------
   Redemption fees                                     0.00(5)        0.00(5)       0.00(5)      0.00(5)       0.00(5)          -

NET ASSET VALUE, END OF PERIOD                   $    23.58     $    24.00     $   22.65    $   20.42    $    16.84     $   22.29
====================================================================================================================================
TOTAL RETURN(2)                                       (1.75)%         6.11%        10.96%       21.28%       (24.45)%      (15.73)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $    2,545     $    2,682     $   2,687    $   3,319    $    4,498     $  30,830
   Ratio of expenses to average net assets(7)          1.40%*         1.54%         1.37%        1.32%         1.25%         1.34%
   Ratio of net investment income (loss) to
      average net assets                              (0.02)%*       (0.13)%        0.05%        0.00%        (0.13)%       (0.43)%
Portfolio turnover rate                               70.82%         97.70%       141.00%       76.58%        66.00%        75.89%

====================================================================================================================================

--------------------------------------------------------------------------------

96                 SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2006(8)         2005          2004          2003        2002(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $    24.07     $    22.83     $   20.68    $   17.14    $    17.19

   Net investment income (loss)(1)                    (0.10)         (0.18)        (0.07)       (0.10)            -
   Net realized and unrealized gain (loss)
      on investments(1)                               (0.41)          1.42          2.22         3.65         (0.05)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                      (0.51)          1.24          2.15         3.55         (0.05)

   Distributions from net investment income               -              -             -        (0.01)            -
   Distributions from capital gains                       -              -             -            -             -
   Distributions in excess of capital gains               -              -             -            -             -
                                                 -----------------------------------------------------------------------------------
Total distributions                                       -              -             -        (0.01)            -
                                                 -----------------------------------------------------------------------------------
   Redemption fees                                     0.00(5)        0.00(5)       0.00(5)      0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                   $    23.56     $    24.07     $   22.83    $   20.68    $    17.14
====================================================================================================================================
TOTAL RETURN(2)                                       (2.12)%         5.43%        10.40%       20.72%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $    4,488     $    4,095     $   3,327    $   2,333    $      733
   Ratio of expenses to average net assets(7)          2.15%*         2.22%         1.92%        1.83%         0.00%*
   Ratio of net investment income (loss) to
      average net assets                              (0.78)%*       (0.80)%       (0.35)%      (0.51)%        0.00%*
Portfolio turnover rate                               70.82%         97.70%       141.00%       76.58%        66.00%

====================================================================================================================================
A CLASS SHARES                                     2006(8)         2005           2004       2003(4)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD             $    24.40     $    23.02     $   20.75    $   19.22

   Net investment income (loss)(1)                    (0.02)         (0.03)    $    0.17         0.00(5)
   Net realized and unrealized gain (loss)
      on investments(1)                               (0.42)          1.44          2.13         1.54
                                                 -----------------------------------------------------------------------------------
Total from investment operations                      (0.44)          1.41          2.30         1.54

   Distributions from net investment income               -          (0.03)        (0.03)       (0.01)
   Distributions from capital gains                       -              -             -            -
   Distributions in excess of capital gains               -              -             -            -
                                                 -----------------------------------------------------------------------------------
Total distributions                                       -          (0.03)        (0.03)       (0.01)
                                                 -----------------------------------------------------------------------------------
   Redemption fees                                     0.00(5)        0.00(5)       0.00(5)      0.00(5)

NET ASSET VALUE, END OF PERIOD                   $    23.96     $    24.40     $   23.02    $   20.75
====================================================================================================================================
TOTAL RETURN(2,6)                                     (1.80)%         6.13%        11.10%        8.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $      801     $      746     $     175    $       1
   Ratio of expenses to average net assets(7)          1.51%*         1.62%         1.30%        1.52%*
   Ratio of net investment income (loss) to
      average net assets                              (0.14)%*       (0.11)%        0.77%        0.00%*
Portfolio turnover rate                               70.82%         97.70%       141.00%       76.58%

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Less than ($0.005) per share.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
(8) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     97

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2006(8)        2005          2004         2003         2002          2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    20.86    $    19.93    $   17.58    $   13.62    $    17.88    $  20.61

   Net investment income (loss)(1)                         0.15          0.27         0.23         0.16          0.15        0.16
   Net realized and unrealized gain (loss)
      on investments(1)                                    0.69          0.93         2.33         3.97         (4.26)      (2.06)
                                                     -------------------------------------------------------------------------------
Total from investment operations                           0.84          1.20         2.56         4.13         (4.11)      (1.90)

   Distributions from net investment income               (0.14)        (0.27)       (0.21)       (0.17)        (0.15)      (0.16)
   Distributions from capital gains                           -             -            -            -             -       (0.50)
   Distributions in excess of capital gains                   -             -            -            -             -       (0.17)
                                                     -------------------------------------------------------------------------------
Total distributions                                       (0.14)        (0.27)       (0.21)       (0.17)        (0.15)      (0.83)
                                                     -------------------------------------------------------------------------------
   Redemption fees                                         0.00(5)          -         0.00(5)      0.00(5)       0.00(5)     0.00(5)

NET ASSET VALUE, END OF PERIOD                       $    21.56    $    20.86    $   19.93    $   17.58    $    13.62    $  17.88
====================================================================================================================================
TOTAL RETURN(2)                                            4.02%         6.09%       14.67%       30.50%       (23.01)%     (9.48)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  121,787    $  109,228    $  94,222    $  70,232    $   71,823    $116,191
   Ratio of gross expenses to average net assets(7)        0.94%*        1.00%        0.84%        0.84%         0.87%       0.89%
   Ratio of net expenses to average net assets             0.94%*        0.85%        0.84%        0.84%         0.87%       0.89%
   Ratio of net investment income to average
      net assets                                           1.41%*        1.36%        1.27%        1.08%         0.96%       0.83%
Portfolio turnover rate                                   30.84%        70.01%       88.83%      118.86%       117.49%     173.17%

====================================================================================================================================
INVESTOR CLASS SHARES                                  2006(8)        2005          2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $    20.88    $    19.95    $   17.57    $   13.64    $    17.88    $  20.61

   Net investment income (loss)(1)                         0.10          0.21         0.14         0.09          0.07        0.06
   Net realized and unrealized gain (loss)
      on investments(1)                                    0.69          0.93         2.34         3.96         (4.22)      (2.05)
                                                     -------------------------------------------------------------------------------
Total from investment operations                           0.79          1.14         2.48         4.05         (4.15)      (1.99)

   Distributions from net investment income               (0.09)        (0.21)       (0.10)       (0.12)        (0.09)      (0.07)
   Distributions from capital gains                           -             -            -            -             -       (0.50)
   Distributions in excess of capital gains                   -             -            -            -             -       (0.17)
                                                     -------------------------------------------------------------------------------
Total distributions                                       (0.09)        (0.21)       (0.10)       (0.12)        (0.09)      (0.74)
                                                     -------------------------------------------------------------------------------
   Redemption fees                                         0.00(5)          -         0.00(5)      0.00(5)       0.00(5)     0.00(5)

NET ASSET VALUE, END OF PERIOD                       $    21.58    $    20.88    $   19.95    $   17.57    $    13.64    $  17.88
====================================================================================================================================
TOTAL RETURN(2)                                            3.76%         5.78%       14.13%       29.92%       (23.20)%     (9.94)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    2,295    $    2,448    $   2,372    $   2,545    $    2,740    $ 27,157
   Ratio of gross expenses to average net assets(7)        1.41%*        1.29%        1.30%        1.31%         1.35%       1.40%
   Ratio of net expenses to average net assets             1.41%*        1.14%        1.30%        1.31%         1.35%       1.40%
   Ratio of net investment income to average
      net assets                                           0.92%*        1.06%        0.78%        0.60%         0.46%       0.34%
Portfolio turnover rate                                   30.84%        70.01%       88.83%      118.86%       117.49%     173.17%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

98               SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2006(8)        2005          2004         2003        2002(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    20.84    $    19.92    $   17.57    $   13.62    $    13.58

   Net investment income (loss)(1)                         0.04          0.07         0.05         0.02             -
   Net realized and unrealized gain (loss)
      on investments(1)                                    0.69          0.93         2.33         3.95          0.04
                                                     -------------------------------------------------------------------------------
Total from investment operations                           0.73          1.00         2.38         3.97          0.04

   Distributions from net investment income               (0.03)        (0.08)       (0.03)       (0.02)            -
   Distributions from capital gains                           -             -            -            -             -
   Distributions in excess of capital gains                   -             -            -            -             -
                                                     -------------------------------------------------------------------------------
Total distributions                                       (0.03)        (0.08)       (0.03)       (0.02)            -
                                                     -------------------------------------------------------------------------------
   Redemption fees                                         0.00(5)          -         0.00(5)      0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                       $    21.54    $    20.84    $   19.92    $   17.57    $    13.62
====================================================================================================================================
TOTAL RETURN(2)                                            3.51%         5.02%       13.56%       29.20%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    3,424    $    3,314    $   3,020    $   2,283    $      639
   Ratio of gross expenses to average net assets(7)        1.93%*        2.00%        1.84%        1.84%         0.00%*
   Ratio of net expenses to average net assets             1.93%*        1.85%        1.84%        1.84%         0.00%*
   Ratio of net investment income to average
      net assets                                           0.40%*        0.36%        0.26%        0.12%         0.00%*
Portfolio turnover rate                                   30.84%        70.01%       88.83%      118.86%       117.49%

====================================================================================================================================
A CLASS SHARES                                         2006(8)        2005          2004       2003(4)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $    20.84    $    19.91    $   17.57    $   15.65

   Net investment income (loss)(1)                         0.11          0.20         0.20         0.01
   Net realized and unrealized gain (loss)
      on investments(1)                                    0.68          0.93         2.29         1.94
                                                     -------------------------------------------------------------------------------
Total from investment operations                           0.79          1.13         2.49         1.95

   Distributions from net investment income               (0.10)        (0.20)       (0.15)       (0.03)
   Distributions from capital gains                           -             -            -            -
   Distributions in excess of capital gains                   -             -            -            -
                                                     -------------------------------------------------------------------------------
Total distributions                                       (0.10)        (0.20)       (0.15)       (0.03)
                                                     -------------------------------------------------------------------------------
   Redemption fees                                         0.00(5)          -         0.00(5)      0.00(5)

NET ASSET VALUE, END OF PERIOD                       $    21.53    $    20.84    $   19.91    $   17.57
====================================================================================================================================
TOTAL RETURN(2,6)                                          3.80%         5.72%       14.24%       12.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    1,131    $    1,096    $   1,075    $       2
   Ratio of gross expenses to average net assets(7)        1.29%*        1.34%        1.18%        1.69%*
   Ratio of net expenses to average net assets(7)          1.29%*        1.19%        1.18%        1.69%*
   Ratio of net investment income (loss) to
      average net assets                                   1.05%*        1.00%        1.00%        0.34%*
Portfolio turnover rate                                   30.84%        70.01%       88.83%      118.86%

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Less than (0.005) per share
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
(8) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     99

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                  2006(8)         2005          2004        2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    28.20    $    24.96    $   21.00    $   14.62    $    17.14    $  19.96

   Net investment income (loss)(1)                         0.03          0.03        (0.02)        0.03         (0.01)       0.01
   Net realized and unrealized gain (loss)
      on investments(1)                                    1.53          3.21         3.98         6.38         (2.51)      (2.83)
                                                     -------------------------------------------------------------------------------
Total from investment operations                           1.56          3.24         3.96         6.41         (2.52)      (2.82)

   Distributions from net investment income                   -             -         0.00(6)     (0.03)            -           -
   Distributions from capital gains                           -             -            -            -             -           -
   Distribution in excess of net investment income            -             -            -            -             -           -
   Distributions in excess of capital gains                   -             -            -            -             -           -
                                                     -------------------------------------------------------------------------------
Total distributions                                           -             -         0.00(6)     (0.03)            -           -
                                                     -------------------------------------------------------------------------------
   Redemption fees                                         0.00(6)       0.00(6)      0.00(6)      0.00(6)       0.00(6)     0.00(6)

NET ASSET VALUE, END OF PERIOD                       $    29.76    $    28.20    $   24.96    $   21.00    $    14.62    $  17.14
====================================================================================================================================
TOTAL RETURN(2)                                            5.53%        12.98%       18.86%       43.91%       (14.70)%    (14.13)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  207,256    $  155,235    $ 163,878    $ 134,782    $  108,628    $162,297
   Ratio of expenses to average net assets(7)              1.20%*        1.26%        1.20%        1.24%         1.13%       1.06%
   Ratio of net investment income (loss) to
      average net assets                                   0.17%*        0.13%       (0.09)%       0.20%        (0.03)%      0.05%
Portfolio turnover rate                                   18.68%        41.64%       46.31%       47.88%        44.59%      65.21%

====================================================================================================================================
INVESTOR CLASS SHARES                                  2006(8)        2005          2004        2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $    27.24    $    24.20    $   20.46    $   14.28    $    16.80    $  19.67

   Net investment income (loss)(1)                        (0.05)        (0.06)       (0.12)       (0.04)        (0.08)      (0.07)
   Net realized and unrealized gain (loss)
      on investments(1)                                    1.48          3.10         3.86         6.22         (2.44)      (2.80)
                                                     -------------------------------------------------------------------------------
Total from investment operations                           1.43          3.04         3.74         6.18         (2.52)      (2.87)

   Distributions from net investment income                   -             -            -            -             -           -
   Distributions from capital gains                           -             -            -            -             -           -
   Distribution in excess of net investment income            -             -            -            -             -           -
   Distributions in excess of capital gains                   -             -            -            -             -           -
                                                     -------------------------------------------------------------------------------
Total distributions                                           -             -            -            -             -           -
                                                     -------------------------------------------------------------------------------
   Redemption fees                                         0.00(6)       0.00(6)      0.00(6)      0.00(6)       0.00(6)     0.00(6)

NET ASSET VALUE, END OF PERIOD                       $    28.67    $    27.24    $   24.20    $   20.46    $    14.28    $  16.80
====================================================================================================================================
TOTAL RETURN(2)                                            5.25%        12.56%       18.28%       43.28%       (15.00)%    (14.59)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    4,243    $    4,028    $   3,414    $   3,148    $    3,157    $ 26,518
   Ratio of expenses to average net assets(7)              1.68%*        1.64%        1.67%        1.72%         1.52%       1.56%
   Ratio of net investment loss to average
      net assets                                          (0.32)%*      (0.24)%      (0.56)%      (0.26)%       (0.53)%     (0.44)%
Portfolio turnover rate                                   18.68%        41.64%       46.31%       47.88%        44.59%      65.21%

--------------------------------------------------------------------------------

100              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2006(8)       2005         2004        2003       2002(3)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   27.43    $   24.52    $  20.84    $  14.62    $  14.56

   Net investment income (loss)(1)                        (0.12)       (0.21)      (0.23)      (0.15)          -
   Net realized and unrealized gain (loss)
     on investments(1)                                     1.49         3.12        3.91        6.37        0.06
                                                      -------------------------------------------------------------------------
Total from investment operations                           1.37         2.91        3.68        6.22        0.06

   Distributions from net investment income                   -            -           -           -           -
   Distributions from capital gains                           -            -           -           -           -
   Distributions in excess of capital gains                   -            -           -           -           -
                                                      -------------------------------------------------------------------------
Total distributions                                           -            -           -           -           -
                                                      -------------------------------------------------------------------------
   Redemption fees                                         0.00(6)      0.00(6)     0.00(6)     0.00(6)     0.00(6)

NET ASSET VALUE, END OF PERIOD                        $   28.80    $   27.43    $  24.52    $  20.84    $  14.62
===============================================================================================================================
TOTAL RETURN(2)                                            4.99%       11.87%      17.66%      42.54%          -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   2,690    $   2,617    $  2,439    $  2,221    $    503
   Ratio of expenses to average net assets(7)              2.18%*       2.27%       2.20%       2.23%       0.00%*
   Ratio of net investment loss to average
     net assets                                           (0.82)%*     (0.84)%     (1.09)%     (0.87)%      0.00%*
Portfolio turnover rate                                   18.68%       41.64%      46.31%      47.88%      44.59%

===============================================================================================================================
A CLASS SHARES                                         2006(8)       2005        2004          2003(4)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   27.94    $   24.83    $  20.98    $  18.34

   Net investment income (loss)(1)                        (0.03)       (0.05)      (0.10)      (0.02)
   Net realized and unrealized gain (loss)
     on investments(1)                                     1.53         3.16        3.95        2.66
                                                      -------------------------------------------------------------------------
Total from investment operations                           1.50         3.11        3.85        2.64

   Distributions from net investment income                   -            -           -           -
   Distributions from capital gains                           -            -           -           -
   Distributions in excess of capital gains                   -            -           -           -
                                                      -------------------------------------------------------------------------
Total distributions                                           -            -           -           -
                                                      -------------------------------------------------------------------------
   Redemption fees                                         0.00(6)      0.00(6)     0.00(6)     0.00(6)

NET ASSET VALUE, END OF PERIOD                        $   29.44    $   27.94    $  24.83    $  20.98
===============================================================================================================================
TOTAL RETURN(2,5)                                          5.37%       12.53%      18.35%      14.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     885    $     704    $    622    $      1
   Ratio of expenses to average net assets(7)              1.54%*       1.62%       1.55%       1.82%*
   Ratio of net investment loss to average
     net assets                                           (0.18)%*     (0.21)%     (0.42)%     (0.36)%*
Portfolio turnover rate                                   18.68%       41.64%      46.31%      47.88%

--------------------------------------------------------------------------------

(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) Less than ($0.005) per share.
(7) The effect of any custody credits on this ratio is less than 0.01%.
(8) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    101

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2006(8)        2005        2004        2003        2002       2001(1)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   17.35    $   15.21    $  12.96    $   9.65    $  11.33    $  15.07

   Net investment income (loss)(1)                         0.16         0.14        0.15        0.12        0.08        0.03
   Net realized and unrealized gain (loss)
     on investments(1)                                     1.75         2.04        2.15        3.18       (1.79)      (3.77)
                                                      -------------------------------------------------------------------------
Total from investment operations                           1.91         2.18        2.30        3.30       (1.71)      (3.74)

   Distributions from net investment income                   -        (0.04)      (0.05)          -           -           -
   Distributions from capital gains                           -            -           -           -           -           -
   Distributions in excess of capital gains                   -            -           -           -           -           -
                                                      -------------------------------------------------------------------------
Total distributions                                           -        (0.04)      (0.05)          -           -           -
                                                      -------------------------------------------------------------------------
   Redemption fees                                         0.00(7)      0.00(7)     0.00(7)     0.01        0.03        0.00(7)

NET ASSET VALUE, END OF PERIOD                        $   19.26    $   17.35    $  15.21    $  12.96    $   9.65    $  11.33
===============================================================================================================================
TOTAL RETURN(2)                                           11.01%       14.33%      17.76%      34.30%     (14.83)%    (24.82)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 118,388    $ 100,146    $ 87,790    $ 69,059    $ 59,362    $ 79,748
   Ratio of expenses to average net assets(6)              1.38%*       1.41%       1.24%       1.36%       1.43%       1.47%
   Ratio of net investment income (loss) to
     average net assets                                    1.71%*       0.89%       1.09%       1.17%       0.75%       0.21%
Portfolio turnover rate                                   43.46%      127.58%      15.91%      21.84%     107.71%     147.08%
===============================================================================================================================
INVESTOR CLASS SHARES                                  2006(8)       2005         2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   16.85    $   14.79    $  12.61    $   9.43    $  11.11    $  14.85

   Net investment income (loss)(1)                         0.13         0.10        0.09        0.08        0.02       (0.04)
   Net realized and unrealized gain (loss)
     on investments(1)                                     1.69         1.96        2.09        3.09       (1.73)      (3.70)
                                                      -------------------------------------------------------------------------
Total from investment operations                           1.82         2.06        2.18        3.17       (1.71)      (3.74)

   Distributions from net investment income                   -            -           -           -           -           -
   Distributions from capital gains                           -            -           -           -           -           -
   Distributions in excess of capital gains                   -            -           -           -           -           -
                                                      -------------------------------------------------------------------------
Total distributions                                           -            -           -           -           -           -
                                                      -------------------------------------------------------------------------
   Redemption fees                                         0.00(7)      0.00(7)     0.00(7)     0.01        0.03        0.00(7)

NET ASSET VALUE, END OF PERIOD                        $   18.67    $   16.85    $  14.79    $  12.61    $   9.43    $  11.11
===============================================================================================================================
TOTAL RETURN(2)                                           10.80%       13.93%      17.29%      33.72%     (15.12)%    (25.19)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   1,549    $   1,200    $  1,159    $  1,272    $  1,444    $ 25,190
   Ratio of expenses to average net assets(6)              1.78%*       1.68%       1.69%       1.83%       1.96%       1.96%
   Ratio of net investment income (loss) to
     average net assets                                    1.39%*       0.65%       0.67%       0.76%       0.22%      (0.33)%
Portfolio turnover rate                                   43.46%      127.58%      15.91%      21.84%     107.71%     147.08%

--------------------------------------------------------------------------------

102              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2006(8)        2005        2004        2003       2002(3)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   16.94    $   14.97    $  12.83    $   9.64    $   9.54

   Net investment income (loss)(1)                         0.08        (0.02)       0.01        0.01           -
   Net realized and unrealized gain (loss)
     on investments(1)                                     1.69         1.99        2.13        3.17        0.10
                                                      ------------------------------------------------------------------------
Total from investment operations                           1.77         1.97        2.14        3.18        0.10

   Distributions from net investment income                   -            -           -           -           -
   Distributions from capital gains                           -            -           -           -           -
   Distributions in excess of capital gains                   -            -           -           -           -
                                                      ------------------------------------------------------------------------
Total distributions                                           -            -           -           -           -
                                                      ------------------------------------------------------------------------
   Redemption fees                                         0.00(7)      0.00(7)     0.00(7)     0.01        0.00(7)

NET ASSET VALUE, END OF PERIOD                        $   18.71    $   16.94    $  14.97    $  12.83    $   9.64
==============================================================================================================================
TOTAL RETURN(2)                                           10.45%       13.16%      16.68%      33.09%          -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   3,467    $   2,392    $  1,748    $  1,113    $    635
   Ratio of expenses to average net assets(6)              2.39%*       2.41%       2.24%       2.36%       0.00%*
   Ratio of net investment income (loss) to
     average net assets                                    0.85%*      (0.12)%      0.10%       0.09%       0.00%*
Portfolio turnover rate                                   43.46%      127.58%      15.91%      21.84%     107.71%

==============================================================================================================================
A CLASS SHARES                                         2006(8)        2005        2004       2003(4)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   17.27    $   15.17    $  12.94    $  11.18

   Net investment income (loss)(1)                         0.15         0.08        0.15       (0.03)
   Net realized and unrealized gain (loss)
     on investments(1)                                     1.72         2.02        2.11        1.79
                                                      ------------------------------------------------------------------------
Total from investment operations                           1.87         2.10        2.26        1.76

   Distributions from net investment income                   -           -        (0.03)          -
   Distributions from capital gains                           -           -            -           -
   Distributions in excess of capital gains                   -           -            -           -
                                                      ------------------------------------------------------------------------
Total distributions                                           -           -        (0.03)          -
                                                      ------------------------------------------------------------------------
   Redemption fees                                         0.00(7)      0.00(7)     0.00(7)     0.00(7)

NET ASSET VALUE, END OF PERIOD                        $   19.14    $   17.27    $  15.17    $  12.94
==============================================================================================================================
TOTAL RETURN(2,5)                                         10.83%       13.84%      17.45%      15.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     863    $     521    $    360    $      1
   Ratio of expenses to average net assets(6)              1.77%*       1.77%       1.56%       1.85%*
   Ratio of net investment income (loss) to
     average net assets                                    1.63%*       0.50%       1.01%      (1.11)%*
Portfolio turnover rate                                   43.46%      127.58%      15.91%      21.84%

--------------------------------------------------------------------------------

(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
(7) Less than ($0.005) per share
(8) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    103

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2006(8)        2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   10.72    $   11.31    $  11.18    $   9.86    $  10.61    $  11.10

   Net investment income (loss)(1)                         0.41         0.82        0.89        0.94        0.89        1.03
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.16)       (0.58)       0.12        1.33       (0.75)      (0.45)
                                                      -------------------------------------------------------------------------
Total from investment operations                           0.25         0.24        1.01        2.27        0.14        0.58

   Distributions from net investment income               (0.41)       (0.83)      (0.88)      (0.96)      (0.89)      (1.07)
   Distributions from capital gains                           -            -           -           -           -           -
                                                      -------------------------------------------------------------------------
Total distributions                                       (0.41)       (0.83)      (0.88)      (0.96)      (0.89)      (1.07)
                                                      -------------------------------------------------------------------------
   Redemption fees                                         0.00(7)      0.00(7)     0.00(7)     0.01        0.00(7)     0.00(7)

NET ASSET VALUE, END OF PERIOD                        $   10.56    $   10.72    $  11.31    $  11.18    $   9.86    $  10.61
===============================================================================================================================
TOTAL RETURN(2)                                            2.38%        2.20%       9.49%      24.24%       1.42%       5.19%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  47,593    $  50,311    $ 50,920    $ 51,918    $ 57,341    $ 30,709
   Ratio of expenses to average net assets(6)              0.89%*       0.93%       0.83%       0.95%       0.92%       0.95%
   Ratio of net investment income to average
     net assets                                            7.76%*       7.51%       8.00%       8.99%       8.89%       9.30%
Portfolio turnover rate                                   41.94%       62.75%      75.03%     154.85%     108.29%      37.07%

===============================================================================================================================
INVESTOR CLASS SHARES                                  2006(8)        2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   10.73    $   11.30    $  11.18    $   9.86    $  10.61    $  11.10

   Net investment income (loss)(1)                         0.42         0.78        0.84        0.83        0.84        1.00
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.18)       (0.55)       0.11        1.40       (0.75)      (0.48)
                                                      -------------------------------------------------------------------------
Total from investment operations                           0.24         0.23        0.95        2.23        0.09        0.52

   Distributions from net investment income               (0.41)       (0.80)      (0.83)      (0.91)      (0.84)      (1.01)
   Distributions from capital gains                           -            -           -           -           -           -
                                                      -------------------------------------------------------------------------
Total distributions                                       (0.41)       (0.80)      (0.83)      (0.91)      (0.84)      (1.01)
                                                      -------------------------------------------------------------------------
Redemption fees                                            0.00(7)      0.00(7)     0.00(7)     0.00(7)     0.00(7)     0.00(7)

NET ASSET VALUE, END OF PERIOD                        $   10.56    $   10.73    $  11.30    $  11.18    $   9.86    $  10.61
===============================================================================================================================
TOTAL RETURN(2)                                            2.28%        2.11%       8.95%      23.60%       1.02%       4.66%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     520    $     471    $  1,277    $    276    $  1,157    $  9,653
   Ratio of expenses to average net assets(6)              0.90%*       1.22%       1.28%       1.44%       1.44%       1.42%
   Ratio of net investment income to average
     net assets                                            7.77%*       7.29%       7.47%       8.51%       8.12%       8.93%
Portfolio turnover rate                                   41.94%       62.75%      75.03%     154.85%     108.29%      37.07%

--------------------------------------------------------------------------------

104              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                           2006(8)      2005         2004        2003        2002(3)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   10.71    $   11.29    $  11.17    $   9.86    $   9.86

   Net investment income (loss)(1)                         0.36         0.71        0.77        0.84           -
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.17)       (0.57)       0.13        1.32           -
                                                      ------------------------------------------------------------------------
Total from investment operations                           0.19         0.14        0.90        2.16           -

   Distributions from net investment income               (0.36)       (0.72)      (0.78)      (0.86)          -
   Distributions from capital gains                           -            -           -           -           -
   Distributions in excess of capital gains                   -            -           -           -           -
                                                      ------------------------------------------------------------------------
Total distributions                                       (0.36)       (0.72)      (0.78)      (0.86)          -
                                                      ------------------------------------------------------------------------
   Redemption fees                                         0.00(7)      0.00(7)     0.00(7)     0.01        0.00(7)

NET ASSET VALUE, END OF PERIOD                        $   10.54    $   10.71    $  11.29    $  11.17    $   9.86
==============================================================================================================================
TOTAL RETURN(2)                                            1.79%        1.29%       8.39%      22.95%          -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   1,733    $   1,565    $  1,935    $  1,224    $    524
   Ratio of expenses to average net assets(6)              1.88%*       1.93%       1.83%       1.97%       0.00%*
   Ratio of net investment income to average
     net assets                                            6.73%*       6.51%       6.99%       7.96%       0.00%*
Portfolio turnover rate                                   41.94%       62.75%      75.03%     154.85%     108.29%

==============================================================================================================================
A CLASS SHARES                                         2006(8)        2005        2004       2003(4)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   10.72    $   11.30    $  11.17    $  10.77

   Net investment income (loss)(1)                         0.39         0.79        0.86        0.22
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.16)       (0.57)       0.13        0.42
                                                      ------------------------------------------------------------------------
Total from investment operations                           0.23         0.22        0.99        0.64

   Distributions from net investment income               (0.40)       (0.80)      (0.86)      (0.24)
   Distributions from capital gains                           -            -           -           -
   Distributions in excess of capital gains                   -            -           -           -
                                                      ------------------------------------------------------------------------
Total distributions                                       (0.40)       (0.80)      (0.86)      (0.24)
                                                      ------------------------------------------------------------------------
   Redemption fees                                         0.00(7)      0.00(7)     0.00(7)     0.00(7)

NET ASSET VALUE, END OF PERIOD                        $   10.55    $   10.72    $  11.30    $  11.17
==============================================================================================================================
TOTAL RETURN(2,5)                                          2.16%        2.05%       9.25%       5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     175    $     144    $    136    $     15
   Ratio of expenses to average net assets(6)              1.15%*       1.18%       1.07%       1.15%*
   Ratio of net investment income (loss) to
     average net assets                                    7.53%*       7.28%       7.70%       8.82%*
Portfolio turnover rate                                   41.94%       62.75%      75.03%     154.85%

--------------------------------------------------------------------------------

(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
(7) Less than ($0.005) per share
(8) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    105

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2006(7)        2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   11.64    $   11.91    $  12.13    $  12.45    $  11.89    $  11.67

   Net investment income (loss)(1)                         0.36         0.63        0.60        0.55        0.64        0.68
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.54)       (0.20)      (0.14)       0.06        0.71        0.23
                                                      ------------------------------------------------------------------------
Total from investment operations                          (0.18)        0.43        0.46        0.61        1.35        0.91

   Distributions from net investment income               (0.36)       (0.66)      (0.59)      (0.57)      (0.64)      (0.69)
   Distributions from capital gains                           -        (0.04)      (0.09)      (0.36)      (0.15)          -
                                                      ------------------------------------------------------------------------
Total distributions                                       (0.36)       (0.70)      (0.68)      (0.93)      (0.79)      (0.69)
                                                      ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $   11.10    $   11.64    $  11.91    $  12.13    $  12.45    $  11.89
==============================================================================================================================
TOTAL RETURN(2)                                           (1.56)%       3.69%       3.88%       4.93%      11.70%       8.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  55,087    $  56,312    $ 51,548    $ 37,099    $ 50,283    $ 44,563
   Ratio of expenses to average net assets(6)              0.72%*       0.73%       0.87%       0.74%       0.67%       0.65%
   Ratio of net investment income to average
     net assets                                            6.42%*       5.36%       5.04%       4.46%       5.26%       5.73%
Portfolio turnover rate                                   43.81%       93.26%     125.84%     105.58%      93.56%      61.25%

==============================================================================================================================
INVESTOR CLASS SHARES                                  2006(7)        2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   11.63    $   11.91    $  12.13    $  12.45    $  11.89    $  11.67

   Net investment income (loss)(1)                         0.34         0.61        0.53        0.50        0.58        0.62
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.54)       (0.22)      (0.13)       0.04        0.71        0.23
                                                      ------------------------------------------------------------------------
Total from investment operations                          (0.20)        0.39        0.40        0.54        1.29        0.85

   Distributions from net investment income               (0.34)       (0.63)      (0.53)      (0.50)      (0.58)      (0.63)
   Distributions from capital gains                           -        (0.04)      (0.09)      (0.36)      (0.15)          -
                                                      ------------------------------------------------------------------------
Total distributions                                       (0.34)       (0.67)      (0.62)      (0.86)      (0.73)      (0.63)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   11.09    $   11.63    $  11.91    $  12.13    $  12.45    $  11.89
==============================================================================================================================
TOTAL RETURN(2)                                           (1.75)%       3.36%       3.37%       4.41%      11.15%       7.46%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   1,510    $   1,552    $    982    $  6,745    $  7,575    $  8,690
   Ratio of expenses to average net assets(6)              1.11%*       0.97%       1.38%       1.24%       1.16%       1.15%
   Ratio of net investment income to average
     net assets                                            6.05%*       5.12%       4.23%       3.96%       4.77%       5.22%
Portfolio turnover rate                                   43.81%       93.26%     125.84%     105.58%      93.56%      61.25%

--------------------------------------------------------------------------------

106              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2006(7)        2005        2004        2003       2002(3)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   11.63    $   11.91    $  12.12    $  12.45    $  12.47

   Net investment income (loss)(1)                         0.31         0.52        0.47        0.43           -
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.54)       (0.22)      (0.12)       0.05       (0.02)
                                                      ------------------------------------------------------------------------
Total from investment operations                          (0.23)        0.30        0.35        0.48       (0.02)

   Distributions from net investment income               (0.31)       (0.54)      (0.47)      (0.45)          -
   Distributions from capital gains                           -        (0.04)      (0.09)      (0.36)          -
   Distributions in excess of capital gains                   -            -           -           -           -
                                                      ------------------------------------------------------------------------
Total distributions                                       (0.31)       (0.58)      (0.56)      (0.81)          -
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   11.09    $   11.63    $  11.91    $  12.12    $  12.45
==============================================================================================================================
TOTAL RETURN(2)                                           (1.99)%       2.59%       2.95%       3.86%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   4,983    $     846    $    865    $  1,320    $    621
   Ratio of expenses to average net assets(6)              1.73%*       1.73%       1.87%       1.76%       0.00%*
   Ratio of net investment income to average
     net assets                                            5.36%*       4.37%       3.96%       3.44%       0.00%*
Portfolio turnover rate                                   43.81%       93.26%     125.84%     105.58%      93.56%

==============================================================================================================================
A CLASS SHARES                                         2006(7)        2005        2004       2003(4)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   11.63    $   11.90    $  12.12    $  12.53

   Net investment income (loss)(1)                         0.35         0.69        0.65        0.12
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.54)       (0.30)      (0.22)      (0.04)
                                                      ------------------------------------------------------------------------
Total from investment operations                          (0.19)        0.39        0.43        0.08

   Distributions from net investment income               (0.35)       (0.62)      (0.56)      (0.13)
   Distributions from capital gains                           -        (0.04)      (0.09)      (0.36)
   Distributions in excess of capital gains                   -            -           -           -
                                                      ------------------------------------------------------------------------
Total distributions                                       (0.35)       (0.66)      (0.65)      (0.49)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   11.09    $   11.63    $  11.90    $  12.12
==============================================================================================================================
TOTAL RETURN(2,5)                                         (1.68)%       3.37%       3.64%       0.63%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $      23    $      21    $     42    $      1
   Ratio of expenses to average net assets(6)              0.96%*       0.98%       1.12%       1.59%*
   Ratio of net investment income (loss) to
     average net assets                                    6.20%*       5.30%       4.93%       3.98%*
Portfolio turnover rate                                   43.81%       93.26%     125.84%     105.58%

--------------------------------------------------------------------------------

(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
(7) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    107

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2006(7)        2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   11.76    $   11.98    $  12.18    $  12.34    $  12.12    $  11.98

   Net investment income (loss)(1)                         0.25         0.46        0.45        0.43        0.56        0.63
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.20)       (0.18)      (0.19)      (0.16)       0.22        0.17
                                                      ------------------------------------------------------------------------
Total from investment operations                           0.05         0.28        0.26        0.27        0.78        0.80

   Distributions from net investment income               (0.25)       (0.50)      (0.46)      (0.43)      (0.56)      (0.66)
   Distributions from capital gains                           -            -           -           -           -           -
                                                      ------------------------------------------------------------------------
Total distributions                                       (0.25)       (0.50)      (0.46)      (0.43)      (0.56)      (0.66)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   11.56    $   11.76    $  11.98    $  12.18    $  12.34    $  12.12
==============================================================================================================================
TOTAL RETURN(2)                                            0.44%        2.38%       2.16%       2.19%       6.64%       6.77%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 113,918    $  95,933    $ 68,402    $ 80,613    $ 42,639    $ 57,747
   Ratio of expenses to average net assets(6)              0.66%*       0.73%       0.64%       0.63%       0.64%       0.67%
   Ratio of net investment income to average
     net assets                                            4.31%*       3.99%       3.70%       3.54%       4.62%       5.26%
Portfolio turnover rate                                   16.44%       42.14%      74.14%      86.10%      50.96%      83.37%

==============================================================================================================================
INVESTOR CLASS SHARES                                  2006(7)        2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   11.76    $   11.98    $  12.18    $  12.34    $  12.11    $  11.98

   Net investment income (loss)(1)                         0.24         0.43        0.38        0.39        0.50        0.58
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.20)       (0.20)      (0.18)      (0.18)       0.23        0.15
                                                      ------------------------------------------------------------------------
Total from investment operations                           0.04         0.23        0.20        0.21        0.73        0.73

   Distributions from net investment income               (0.24)       (0.45)      (0.40)      (0.37)      (0.50)      (0.60)
   Distributions from capital gains                           -            -           -           -           -           -
                                                      ------------------------------------------------------------------------
Total distributions                                       (0.24)       (0.45)      (0.40)      (0.37)      (0.50)      (0.60)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   11.56    $   11.76    $  11.98    $  12.18    $  12.34    $  12.11
==============================================================================================================================
TOTAL RETURN(2)                                            0.36%        2.02%       1.71%       1.74%       6.21%       6.15%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     773    $   1,261    $  1,730    $  6,968    $  7,453    $  7,754
   Ratio of expenses to average net assets(6)              0.80%*       1.06%       1.08%       1.11%       1.12%       1.18%
   Ratio of net investment income to average
     net assets                                            4.18%*       3.65%       2.99%       3.15%       4.13%       4.77%
Portfolio turnover rate                                   16.44%       42.14%      74.14%      86.10%      50.96%      83.37%

--------------------------------------------------------------------------------

108              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2006(7)        2005         2004          2003        2002(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.75     $   11.97    $   12.17     $    12.33    $   12.34
   Net investment income (loss)(1)                        0.18          0.36         0.34           0.30            -
   Net realized and unrealized gain (loss) on
     investments(1)                                      (0.20)        (0.20)       (0.19)         (0.16)       (0.01)
                                                      -----------------------------------------------------------------------------
Total from investment operations                         (0.02)         0.16         0.15           0.14        (0.01)

   Distributions from net investment income              (0.19)        (0.38)       (0.35)         (0.30)           -
   Distributions from capital gains                          -             -            -              -            -
   Distributions in excess of capital gains                  -             -            -              -            -
                                                      -----------------------------------------------------------------------------
Total distributions                                      (0.19)        (0.38)       (0.35)         (0.30)           -
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  11.54     $   11.75    $   11.97     $    12.17    $   12.33
===================================================================================================================================
TOTAL RETURN(2)                                          (0.21)%        1.39%        1.21%          1.18%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  1,456     $   4,176    $   3,782     $    2,739    $     606
   Ratio of expenses to average net assets(6)             1.61%*        1.73%        1.65%          1.63%        0.00%*
   Ratio of net investment income to average
     net assets                                           3.24%*        2.99%        2.78%          2.48%        0.00%*
   Portfolio turnover rate                               16.44%        42.14%       74.14%         86.10%       50.96%

===================================================================================================================================
A CLASS SHARES                                         2006(7)        2005         2004         2003(4)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.74     $   11.96    $   12.17     $    12.24

   Net investment income (loss)(1)                        0.25          0.44         0.43           0.07
   Net realized and unrealized gain (loss) on
     investments(1)                                      (0.22)        (0.19)       (0.21)         (0.06)
                                                      -----------------------------------------------------------------------------
Total from investment operations                          0.03          0.25         0.22           0.01

   Distributions from net investment income              (0.24)        (0.47)       (0.43)         (0.08)
   Distributions from capital gains                          -             -            -              -
   Distributions in excess of capital gains                  -             -            -              -
                                                      -----------------------------------------------------------------------------
Total distributions                                      (0.24)        (0.47)       (0.43)         (0.08)
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  11.53     $   11.74    $   11.96     $    12.17
===================================================================================================================================
TOTAL RETURN(2,5)                                         0.24%         2.13%        1.86%          0.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     97     $      23    $      22     $        1
   Ratio of expenses to average net assets(6)             0.91%*        0.98%        0.99%          1.19%*
   Ratio of net investment income to average
      net assets                                          4.09%*        3.75%        3.86%          2.39%*
Portfolio turnover rate                                  16.44%        42.14%       74.14%         86.10%

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
(7) For the six months ended June 30, 2006 (Unaudited).
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    109

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2006(7)        2005         2004          2003        2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.39     $   12.65    $   12.69     $    13.00    $   12.69   $   12.52

   Net investment income (loss)(1)                        0.27          0.45         0.46           0.38         0.60        0.71
   Net realized and unrealized gain (loss) on
     investments(1)                                      (0.32)        (0.20)        0.02          (0.08)        0.38        0.23
                                                      -----------------------------------------------------------------------------
Total from investment operations                         (0.05)         0.25         0.48           0.30         0.98        0.94

   Distributions from net investment income              (0.30)        (0.49)       (0.45)         (0.36)       (0.61)      (0.71)
   Distributions from capital gains                          -         (0.02)       (0.07)         (0.25)       (0.06)      (0.06)
                                                      -----------------------------------------------------------------------------
Total distributions                                      (0.30)        (0.51)       (0.52)         (0.61)       (0.67)      (0.77)
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  12.04     $   12.39    $   12.65     $    12.69    $   13.00   $   12.69
===================================================================================================================================
TOTAL RETURN(2)                                          (0.45)%        1.96%        3.87%          2.34%        7.90%       7.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 65,793     $ 158,056    $ 163,913     $  159,367    $ 173,978   $  11,948
   Ratio of expenses to average net assets(6)             0.89%*        0.92%        0.81%          0.84%        0.84%       0.87%
   Ratio of net investment income to average
     net assets                                           4.26%*        3.56%        3.65%          2.93%        4.69%       5.62%
Portfolio turnover rate                                 292.27%       474.16%      324.40%        425.28%      294.60%     228.07%

===================================================================================================================================
INVESTOR CLASS SHARES                                  2006(7)        2005        2004            2003         2002        2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.38     $   12.64    $   12.69     $    13.05    $   12.69   $   12.52

   Net investment income (loss)(1)                        0.23          0.41         0.40           0.32         0.61        0.65
   Net realized and unrealized gain (loss)
     on investments(1)                                   (0.31)        (0.20)        0.02          (0.09)        0.33        0.22
                                                      -----------------------------------------------------------------------------
Total from investment operations                         (0.08)         0.21         0.42           0.23         0.94        0.87

   Distributions from net investment income              (0.27)        (0.45)       (0.40)         (0.34)       (0.52)      (0.64)
   Distributions from capital gains                          -         (0.02)       (0.07)         (0.25)       (0.06)      (0.06)
                                                      -----------------------------------------------------------------------------
Total distributions                                      (0.27)        (0.47)       (0.47)         (0.59)       (0.58)      (0.70)
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  12.03     $   12.38    $   12.64     $    12.69    $   13.05   $   12.69
===================================================================================================================================
TOTAL RETURN(2)                                          (0.65)%        1.59%        3.40%          1.80%        7.57%       7.14%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    885     $   1,111    $   1,226     $    1,362    $   2,137   $  17,481
   Ratio of expenses to average net assets(6)             1.29%*        1.22%        1.29%          1.32%        1.31%       1.37%
   Ratio of net investment income to average
     net assets                                           3.81%*        3.25%        3.16%          2.45%        4.54%       5.12%
Portfolio turnover rate                                 292.27%       474.16%      324.40%        425.28%      294.60%     228.07%

--------------------------------------------------------------------------------

110              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
C CLASS SHARES                                         2006(7)        2005         2004           2003       2002(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.40     $   12.67    $   12.71     $    13.00    $   13.01

   Net investment income (loss)(1)                        0.19          0.33         0.33           0.25            -
   Net realized and unrealized gain (loss) on
     investments(1)                                      (0.30)        (0.21)        0.03          (0.08)       (0.01)
                                                      -----------------------------------------------------------------------------
Total from investment operations                         (0.11)         0.12         0.36           0.17        (0.01)

   Distributions from net investment income              (0.24)        (0.37)       (0.33)         (0.24)           -
   Distributions from capital gains                          -         (0.02)       (0.07)         (0.22)           -
   Distributions in excess of capital gains                  -             -            -              -            -
                                                      -----------------------------------------------------------------------------
Total distributions                                      (0.24)        (0.39)       (0.40)         (0.46)           -
                                                      -----------------------------------------------------------------------------
   Redemption fees                                           -             -            -              -            -

NET ASSET VALUE, END OF PERIOD                        $  12.05     $   12.40    $   12.67     $    12.71    $   13.00
===================================================================================================================================
TOTAL RETURN(2)                                          (0.96)%        0.90%        2.85%          1.30%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    913     $   1,522    $   1,015     $    1,401    $     631
   Ratio of expenses to average net assets(6)             1.88%*        1.92%        1.81%          1.85%        0.00%*
   Ratio of net investment income to average
     net assets                                           3.12%*        2.58%        2.63%          1.92%        0.00%*
Portfolio turnover rate                                 292.27%       474.16%      324.40%        425.28%      294.60%

===================================================================================================================================
A CLASS SHARES                                         2006(7)        2005         2004         2003(4)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.38     $   12.64    $   12.68     $    12.91

   Net investment income (loss)(1)                        0.24          0.42         0.46           0.09
   Net realized and unrealized gain (loss)
     on investments(1)                                   (0.31)        (0.20)       (0.01)             -
                                                      -----------------------------------------------------------------------------
Total from investment operations                         (0.07)         0.22         0.45           0.09

   Distributions from net investment income              (0.29)        (0.46)       (0.42)         (0.10)
   Distributions from capital gains                          -         (0.02)       (0.07)         (0.22)
   Distributions in excess of capital gains                  -             -            -              -
                                                      -----------------------------------------------------------------------------
Total distributions                                      (0.29)        (0.48)       (0.49)         (0.32)
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  12.02     $   12.38    $   12.64     $    12.68
===================================================================================================================================
TOTAL RETURN(2,5)                                        (0.57)%        1.72%        3.63%          0.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    150     $     144    $      71     $        1
   Ratio of expenses to average net assets(6)             1.15%*        1.18%        1.06%          1.59%*
   Ratio of net investment income to average
     net assets                                           3.96%*        3.38%        3.40%          2.78*
Portfolio turnover rate                                 292.27%       474.16%      324.40%        425.28%

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
(7) For the six months ended June 30, 2006 (Unaudited).
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      111

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                       2006(5)        2005       2004(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.87     $   11.96    $   12.00

   Net investment income (loss)(1)                        0.20          0.31         0.09
   Net realized and unrealized gain (loss)
      on investments(1)                                      -         (0.07)       (0.04)
                                                      -----------------------------------------------------------------------------
Total from investment operations                          0.20          0.24         0.05

   Distributions from net investment income              (0.21)        (0.33)       (0.09)
   Distributions from capital gains                          -             -            -
   Distributions in excess of capital gains                  -             -            -
                                                      -----------------------------------------------------------------------------
Total distributions                                      (0.21)        (0.33)       (0.09)
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  11.86     $   11.87    $   11.96
===================================================================================================================================
TOTAL RETURN(2)                                           1.71%         2.00%        0.44%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 51,803     $  58,140    $  58,963
   Ratio of expenses to average net assets(4)             0.68%*        0.58%        0.57%*
   Ratio of net investment income to average
     net assets                                           3.39%*        2.61%        1.66%*
Portfolio turnover rate                                   9.02%        65.48%       29.46%

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on July 6, 2004.
(4) The effect of any custody credits on this ratio is less than 0.01%.
(5) For the six months ended June 30, 2006 (Unaudited).
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

112              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                    2006(8)        2005          2004        2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD              $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
   Net investment income(1)                                 0.02          0.03         0.01         0.01         0.01         0.04
   Distributions from net investment income                (0.02)        (0.03)       (0.01)       (0.01)       (0.01)       (0.04)
                                                     ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
===================================================================================================================================
TOTAL RETURN(2)                                             2.06%         2.75%        0.93%        0.72%        1.45%        3.81%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $ 1,275,876   $ 1,266,322  $ 1,260,063  $ 1,175,275  $ 1,249,928  $ 1,177,405
   Ratio of gross expenses to average net assets(7)         0.47%*        0.45%        0.46%        0.46%        0.46%        0.44%
   Ratio of net expenses to average net assets(7)           0.47%*        0.45%        0.46%        0.46%        0.46%        0.44%
   Ratio of net investment income to average
     net assets                                             4.06%*        2.68%        0.94%        0.72%        1.43%        3.48%

===================================================================================================================================
INVESTOR CLASS SHARES                                     2006(8)      2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00

   Net investment income(1)                                 0.02          0.02         0.01         0.00(5)      0.01         0.03

   Distributions from net investment income                (0.02)        (0.02)       (0.01)        0.00(5)     (0.01)       (0.03)
                                                     ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
===================================================================================================================================
TOTAL RETURN(2)                                             1.81%         2.27%        0.68%        0.35%        0.94%        3.30%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $     7,989   $     6,355  $    12,689  $    15,832  $    20,228  $     9,651
   Ratio of gross expenses to average net assets(7)         0.99%*        0.91%        0.71%        0.85%        0.97%        0.94%
   Ratio of net expenses to average net assets(7)           0.99%*        0.91%        0.71%        0.85%        0.97%        0.94%
   Ratio of net investment income to average
     net assets                                             3.62%*        2.19%        0.63%        0.35%        0.88%        3.20%

--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      113

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2006(8)       2005        2004         2003         2002(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      1.00   $      1.00  $      1.00  $      1.00  $      1.00

   Net investment income (loss)(1)                          0.02          0.02         0.01         0.00(5)      0.00(5)

   Distributions from net investment income                (0.02)        (0.02)       (0.01)        0.00(5)      0.00(5)
                                                     ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $      1.00   $      1.00  $      1.00  $      1.00  $      1.00
===================================================================================================================================
TOTAL RETURN(2)                                             1.56%         1.91%        0.68%        0.35%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $     2,026   $     2,014  $     1,989  $       747  $       302
   Ratio of gross expenses to average net assets(7)         1.45%*        1.29%        0.71%        0.81%        0.00%*
   Ratio of net expenses to average net assets(7)           1.45%*        1.29%        0.71%        0.81%        0.00%*
   Ratio of net investment income to average
     net assets                                             3.07%*        1.88%        0.79%        0.35%        0.00%*

===================================================================================================================================
A CLASS SHARES                                          2006(8)        2005         2004       2003(4)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      1.00   $      1.00  $      1.00  $      1.00

   Net investment income (loss)(1)                          0.02          0.03         0.01         0.00(5)

   Distributions from net investment income                (0.02)        (0.03)       (0.01)        0.00(5)
                                                     ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $      1.00   $      1.00  $      1.00  $      1.00
===================================================================================================================================
TOTAL RETURN(2,6)                                           1.96%         2.54%        0.68%        0.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $       190   $       109  $        49  $        10
   Ratio of gross expenses to average net assets(7)         0.69%*        0.65%        0.72%        0.71%*
   Ratio of net expenses to average net assets(7)           0.69%*        0.65%        0.72%        0.71%*
   Ratio of net investment income to average
     net assets                                             3.90%*        2.63%        0.94%        0.40%*

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Less than ($0.005) per share.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
(8) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

114              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2006(6)        2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     14.94   $     15.17  $     15.29  $     15.19  $     15.09  $     15.01

   Net investment income (loss)(1)                          0.34          0.60         0.50         0.53         0.69         0.81
   Net realized and unrealized gain (loss)
     on investments(1)                                     (0.23)        (0.23)       (0.09)        0.17         0.14         0.07
                                                     ------------------------------------------------------------------------------
Total from investment operations                            0.11          0.37         0.41         0.70         0.83         0.88

   Distributions from net investment income                (0.33)        (0.59)       (0.49)       (0.53)       (0.69)       (0.80)
   Distributions from capital gains                            -         (0.01)       (0.04)       (0.07)       (0.03)           -
   Distributions in excess of capital gains                    -             -            -            -            -            -
   Distributions from return of capital                        -             -            -            -        (0.01)           -
                                                     ------------------------------------------------------------------------------
Total distributions                                        (0.33)        (0.60)       (0.53)       (0.60)       (0.73)       (0.80)
                                                     ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $     14.72   $     14.94  $     15.17  $     15.29  $     15.19  $     15.09
===================================================================================================================================
TOTAL RETURN(2)                                             0.73%         2.38%        2.83%        4.68%        5.68%        5.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    10,126   $     8,415  $     7,410  $     7,313  $     9,689  $    12,534
   Ratio of gross expenses to average net assets            0.40%*        0.36%        0.42%        0.29%        0.24%        1.18%
   Ratio of net expenses to average net assets              0.20%*        0.20%        0.20%        0.10%        0.10%        0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                         4.31%*        3.79%        3.06%        3.30%        4.43%        4.59%
   Ratio of net investment income to average
     net assets                                             4.51%*        3.94%        3.28%        3.49%        4.56%        5.67%
Portfolio turnover rate                                     3.09%        19.91%       33.21%       52.48%       50.44%       38.76%

===================================================================================================================================
INVESTOR CLASS SHARES                                    2006(6)          2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     14.93   $     15.17  $     15.29  $     15.19  $     15.09  $     15.00

   Net investment income (loss)(1)                          0.29          0.52         0.42         0.46         0.63         0.75
   Net realized and unrealized gain (loss)
     on investments(1)                                     (0.22)        (0.23)       (0.08)        0.16         0.13         0.06
                                                     ------------------------------------------------------------------------------
Total from investment operations                            0.07          0.29         0.34         0.62         0.76         0.81

   Distributions from net investment income                (0.29)        (0.52)       (0.42)       (0.45)       (0.62)       (0.72)
   Distributions from capital gains                            -         (0.01)       (0.04)       (0.07)       (0.03)           -
   Distributions in excess of capital gains                    -             -            -            -            -            -
   Distributions from return of capital                        -             -            -            -        (0.01)           -
                                                     ------------------------------------------------------------------------------
Total distributions                                        (0.29)        (0.53)       (0.46)       (0.52)       (0.66)       (0.72)
                                                     ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $     14.71   $     14.93  $     15.17  $     15.29  $     15.19  $     15.09
===================================================================================================================================
TOTAL RETURN(2)                                             0.49%         1.92%        2.28%        4.17%        5.16%        5.49%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $     3,272   $     3,399  $     3,266  $     3,015  $     2,840  $     1,596
   Ratio of gross expenses to average net assets            0.89%*        0.82%        0.92%        0.79%        0.74%        1.67%
   Ratio of net expenses to average net assets              0.69%*        0.66%        0.70%        0.60%        0.60%        0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                         3.80%*        3.32%        2.54%        2.78%        4.05%        3.84%
   Ratio of net investment income to average
     net assets                                             4.00%*        3.48%        2.77%        2.96%        4.18%        4.92%
Portfolio turnover rate                                     3.09%        19.91%       33.21%       52.48%       50.44%       38.76%

--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      115

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                      2006(6)           2005          2004          2003          2002(3)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   14.91       $   15.15     $   15.28     $   15.18       $   15.19

   Net investment income (loss)(1)                      0.26            0.44          0.37          0.33               -
   Net realized and unrealized gain (loss)
     on investments(1)                                 (0.22)          (0.23)        (0.11)         0.21           (0.01)
                                                   -----------------------------------------------------------------------
   Total from investment operations                     0.04            0.21          0.26          0.54           (0.01)

   Distributions from net investment income            (0.26)          (0.44)        (0.35)        (0.37)              -
   Distributions from capital gains                        -           (0.01)        (0.04)        (0.07)              -
   Distributions in excess of capital gains                -               -             -             -               -
                                                   -----------------------------------------------------------------------
Total distributions                                    (0.26)          (0.45)        (0.39)        (0.44)              -
                                                   -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $   14.69       $   14.91     $   15.15     $   15.28       $   15.18
==========================================================================================================================
TOTAL RETURN(2)                                         0.25%           1.38%         1.77%         3.62%              -
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   1,992       $   1,546     $   1,529     $     448       $       1
   Ratio of gross expenses to average net assets        1.40%*          1.36%         1.43%         1.29%           0.00%*
   Ratio of net expenses to average net assets          1.20%*          1.20%         1.20%         1.10%           0.00%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                     3.33%*          2.79%         2.20%         2.08%           0.00%*
   Ratio of net investment income to average
     net assets                                         3.54%*          2.95%         2.43%         2.27%           0.00%*
Portfolio turnover rate                                 3.09%          19.91%        33.21%        52.48%          50.44%
==========================================================================================================================
A CLASS SHARES                                      2006(6)           2005          2004        2003(4)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   14.92       $   15.17     $   15.29     $   15.32

   Net investment income (loss)(1)                      0.32            0.56          0.50          0.10
   Net realized and unrealized gain (loss)
     on investments(1)                                  (.22)          (0.25)        (0.12)         0.04
                                                   -----------------------------------------------------------------------
Total from investment operations                        0.10            0.31          0.38          0.14

   Distributions from net investment income            (0.31)          (0.55)        (0.46)        (0.10)
   Distributions from capital gains                        -           (0.01)        (0.04)        (0.07)
   Distributions in excess of capital gains                -               -             -             -
                                                   -----------------------------------------------------------------------
Total distributions                                    (0.31)          (0.56)        (0.50)        (0.17)
                                                   -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $   14.71       $   14.92     $   15.17     $   15.29
==========================================================================================================================
TOTAL RETURN(2,5)                                       0.68%           2.06%         2.53%         0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $     967       $     720     $     581     $     150
   Ratio of gross expenses to average net assets        0.65%*          0.61%         0.68%         1.11%*
   Ratio of net expenses to average net assets          0.45%*          0.45%         0.45%         0.37%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                     4.10%*          3.57%         2.93%         4.04%*
   Ratio of net investment income to average
     net assets                                         4.30%*          3.73%         3.16%         4.78%*
Portfolio turnover rate                                 3.09%          19.91%        33.21%        52.48%

--------------------------------------------------------------------------------

(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

116                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                 2006(6)        2005          2004         2003         2002        2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.57    $    15.38   $    14.83   $   13.48    $   14.32    $    15.00

   Net investment income (loss)(1)                       0.26          0.45         0.39        0.40         0.47          0.61
   Net realized and unrealized gain (loss)
     on investments(1)                                  (0.03)         0.20         0.55        1.40        (0.82)        (0.70)
                                                   ------------------------------------------------------------------------------
Total from investment operations                         0.23          0.65         0.94        1.80        (0.35)        (0.09)

   Distributions from net investment income             (0.25)        (0.45)       (0.37)      (0.39)       (0.46)        (0.56)
   Distributions from capital gains                         -         (0.01)       (0.02)      (0.06)       (0.03)        (0.03)
   Distributions in excess of capital gains                 -             -            -           -            -             -
                                                   ------------------------------------------------------------------------------
Total distributions                                     (0.25)        (0.46)       (0.39)      (0.45)       (0.49)       (0.59)
                                                   ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    15.55    $    15.57   $    15.38   $   14.83    $   13.48    $    14.32
=================================================================================================================================
TOTAL RETURN(2)                                          1.51%         4.29%        6.45%      13.56%       (2.45)%       (0.57)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   14,839    $   14,277   $   12,381   $   8,693    $   5,224    $    2,519
   Ratio of gross expenses to average net assets         0.31%*        0.28%        0.33%       0.30%        0.28%         0.76%
   Ratio of net expenses to average net assets           0.20%*        0.20%        0.20%       0.10%        0.10%         0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      3.17%*        2.87%        2.45%       2.64%        3.33%         3.58%
   Ratio of net investment income to average
     net assets                                          3.28%*        2.95%        2.58%       2.84%        3.50%         4.24%
Portfolio turnover rate                                  3.34%        11.49%       19.76%      26.08%       24.38%        22.19%

=================================================================================================================================
INVESTOR CLASS SHARES                                2006(6)        2005         2004        2003         2002          2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.57    $    15.37    $   14.83  $    13.48   $    14.32    $    15.00

   Net investment income (loss)(1)                       0.23          0.37         0.31        0.33         0.41          0.54
   Net realized and unrealized gain (loss)
     on investments(1)                                  (0.04)         0.22         0.55        1.40        (0.82)        (0.70)
                                                   ------------------------------------------------------------------------------
Total from investment operations                         0.19          0.59         0.86        1.73        (0.41)        (0.16)

   Distributions from net investment income             (0.22)        (0.38)       (0.30)      (0.32)       (0.40)        (0.49)
   Distributions from capital gains                         -         (0.01)       (0.02)      (0.06)       (0.03)        (0.03)
   Distributions in excess of capital gains                 -             -            -           -            -             -
                                                   ------------------------------------------------------------------------------
Total distributions                                     (0.22)        (0.39)       (0.32)      (0.38)       (0.43)        (0.52)
                                                   ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    15.54    $    15.57     $  15.37   $   14.83    $   13.48    $    14.32
=================================================================================================================================
TOTAL RETURN(2)                                          1.28%         3.89%        5.88%      13.00%       (2.92)%       (1.04)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $    4,600    $    2,740     $   4,602  $    3,818  $    3,473   $     3,808
   Ratio of gross expenses to average net assets         0.82%*        0.72%        0.83%       0.80%        0.78%         1.26%
   Ratio of net expenses to average net assets           0.70%*        0.64%        0.70%       0.60%        0.60%         0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      2.81%*        2.31%        1.93%       2.15%        2.82%         3.01%
   Ratio of net investment income to average
     net assets                                          2.93%*        2.39%        2.06%       2.35%        3.00%         3.67%
Portfolio turnover rate                                  3.34%        11.49%       19.76%      26.08%       24.38%        22.19%

--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      117

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                       2006(6)           2005           2004           2003          2002(3)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.52       $    15.33     $    14.81     $    13.48     $    13.47

   Net investment income (loss)(1)                       0.18             0.30           0.27           0.27              -
   Net realized and unrealized gain (loss)
     on investments(1)                                  (0.02)            0.20           0.51           1.37           0.01
                                                   --------------------------------------------------------------------------
Total from investment operations                         0.16             0.50           0.78           1.64           0.01
   Distributions from net investment income             (0.18)           (0.30)         (0.24)         (0.25)             -
   Distributions from capital gains                         -            (0.01)         (0.02)         (0.06)             -
   Distributions in excess of capital gains                 -                -              -              -              -
                                                   --------------------------------------------------------------------------
Total distributions                                     (0.18)           (0.31)         (0.26)         (0.31)             -
                                                   --------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    15.50       $    15.52     $    15.33     $    14.81     $    13.48
=============================================================================================================================
TOTAL RETURN(2)                                          1.01%            3.29%          5.32%         12.42%             -
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $    9,779       $    8,856     $    6,755     $    1,221     $        1
   Ratio of gross expenses to average net assets         1.31%*           1.28%          1.33%          1.30%          0.00%*
   Ratio of net expenses to average net assets           1.20%*           1.20%          1.20%          1.10%          0.00%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      2.18%*           1.86%          1.66%          1.73%          0.00%*
   Ratio of net investment income to average
     net assets                                          2.29%*           1.94%          1.79%          1.93%          0.00%*
Portfolio turnover rate                                  3.34%           11.49%         19.76%         26.08%         24.38%
=============================================================================================================================
A CLASS SHARES                                       2006(6)           2005           2004          2003(4)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.56       $    15.37     $    14.83     $    14.33

   Net investment income (loss)(1)                       0.23             0.40           0.37           0.07
   Net realized and unrealized gain (loss)
     on investments(1)                                  (0.02)            0.20           0.52           0.57
                                                   --------------------------------------------------------------------------
Total from investment operations                         0.21             0.60           0.89           0.64

   Distributions from net investment income             (0.23)           (0.40)         (0.33)         (0.08)
   Distributions from capital gains                         -            (0.01)         (0.02)         (0.06)
   Distributions in excess of capital gains                 -                -              -              -
                                                   --------------------------------------------------------------------------
Total distributions                                     (0.23)           (0.41)         (0.35)         (0.14)
                                                   --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    15.54       $    15.56     $    15.37     $    14.83
=============================================================================================================================
TOTAL RETURN(2,5)                                        1.33%            3.94%          6.05%          4.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $    3,462       $    3,437     $    2,332     $       47
   Ratio of gross expenses to average net assets         0.66%*           0.63%          0.68%          1.25%*
   Ratio of net expenses to average net assets           0.55%*           0.55%          0.55%          0.45%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      2.83%*           2.54%          2.23%          1.82%*
   Ratio of net investment income to average
     net assets                                          2.94%*           2.62%          2.36%          2.61%*
Portfolio turnover rate                                  3.34%           11.49%         19.76%         26.08%

--------------------------------------------------------------------------------

(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

118                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                 2006(6)        2005         2004          2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.89    $    15.38   $    14.40    $    12.38   $    13.85   $    15.00

   Net investment income (loss)(1)                       0.20          0.36         0.31          0.33         0.37         0.48
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.15          0.51         0.96          2.05        (1.47)       (1.17)
                                                   -------------------------------------------------------------------------------
Total from investment operations                         0.35          0.87         1.27          2.38        (1.10)       (0.69)

   Distributions from net investment income             (0.20)        (0.36)       (0.29)        (0.33)       (0.35)       (0.41)
   Distributions from capital gains                         -             -         0.00(6)      (0.03)       (0.02)       (0.05)
   Distributions in excess of capital gains                 -             -            -             -            -            -
                                                   -------------------------------------------------------------------------------
Total distributions                                     (0.20)        (0.36)       (0.29)        (0.36)       (0.37)       (0.46)
                                                   -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    16.04    $    15.89   $    15.38    $    14.40   $    12.38   $    13.85
==================================================================================================================================
TOTAL RETURN(2)                                          2.24%         5.72%        9.00%        19.52%       (7.94)%      (4.57)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   42,263    $   35,693   $   27,584    $   19,354   $   12,089   $   10,158
   Ratio of gross expenses to average net assets         0.23%*        0.22%        0.26%         0.23%        0.23%        0.40%
   Ratio of net expenses to average net assets           0.20%*        0.20%        0.20%         0.10%        0.10%        0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      2.46%*        2.29%        2.04%         2.34%        2.71%        3.08%
   Ratio of net investment income to average
      net assets                                         2.49%*        2.31%        2.11%         2.46%        2.83%        3.39%
Portfolio turnover rate                                  1.91%         3.20%       20.59%        19.58%       21.72%       15.60%

==================================================================================================================================
INVESTOR CLASS SHARES                                2006(6)        2005         2004          2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    15.88    $    15.38   $    14.39    $    12.38   $    13.85   $    15.00

   Net investment income (loss)(1)                       0.16          0.29         0.23          0.26         0.30         0.39
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.15          0.49         0.98          2.05        (1.46)       (1.16)
                                                --------------------------------------------------------------------------------
Total from investment operations                         0.31          0.78         1.21          2.31        (1.16)       (0.77)

   Distributions from net investment income             (0.16)        (0.28)       (0.22)        (0.27)       (0.29)       (0.33)
   Distributions from capital gains                         -             -         0.00(6)      (0.03)       (0.02)       (0.05)
   Distributions in excess of capital gains                 -             -            -             -            -            -
                                                ----------------------------------------------------------------------------------
Total distributions                                     (0.16)        (0.28)       (0.22)        (0.30)       (0.31)       (0.38)
                                                ----------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    16.03    $    15.88   $    15.38    $    14.39   $    12.38   $    13.85
==================================================================================================================================
TOTAL RETURN(2)                                          1.99%         5.24%        8.49%        18.86%       (8.40)%      (5.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   14,211    $   12,161   $    7,219    $    6,994   $    6,492   $    6,536
   Ratio of gross expenses to average net assets         0.73%*        0.69%        0.75%         0.73%        0.73%        0.90%
   Ratio of net expenses to average net assets           0.70%*        0.67%        0.69%         0.60%        0.60%        0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      1.97%*        1.82%        1.53%         1.83%        2.21%        2.48%
   Ratio of net investment income to average
     net assets                                          2.00%*        1.84%        1.59%         1.96%        2.34%        2.78%
Portfolio turnover rate                                  1.91%         3.20%       20.59%        19.58%       21.72%       15.60%

--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      119

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                       2006(6)           2005           2004             2003            2002(3)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.86       $    15.36     $    14.38       $    12.37       $    12.36

  Net investment income (loss)(1)                        0.12             0.20           0.17             0.20                -
  Net realized and unrealized gain (loss)
    on investments(1)                                    0.14             0.51           0.97             2.05             0.01
                                                   ------------------------------------------------------------------------------
Total from investment operations                         0.26             0.71           1.14             2.25             0.01

   Distributions from net investment income             (0.12)           (0.21)         (0.16)           (0.21)               -
   Distributions from capital gains                         -                -           0.00(6)         (0.03)               -
   Distributions in excess of capital gains                 -                -              -                -                -
                                                   ------------------------------------------------------------------------------
Total distributions                                     (0.12)           (0.21)         (0.16)           (0.24)               -
                                                   ------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    16.00       $    15.86     $    15.36       $    14.38       $    12.37
=================================================================================================================================
TOTAL RETURN(2)                                          1.68%            4.64%          8.01%           18.33%               -
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   19,903       $   16,448     $   11,900       $    5,192       $        1
   Ratio of gross expenses to average net assets         1.23%*           1.22%          1.26%            1.23%            0.00%*
   Ratio of net expenses to average net assets           1.20%*           1.20%          1.20%            1.10%            0.00%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      1.45%*           1.28%          1.14%            1.37%            0.00%*
   Ratio of net investment income to average
      net assets                                         1.48%*           1.30%          1.20%            1.50%            0.00%*
Portfolio turnover rate                                  1.91%            3.20%         20.59%           19.58%           21.72%
=================================================================================================================================
A CLASS SHARES                                       2006(6)            2005          2004            2003(4)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.88       $    15.37     $    14.39       $    13.56

   Net investment income (loss)(1)                       0.17             0.30           0.29             0.07
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.14             0.51           0.94             0.86
                                                   ------------------------------------------------------------------------------
Total from investment operations                         0.31             0.81           1.23             0.93

   Distributions from net investment income             (0.17)           (0.30)         (0.25)           (0.07)
   Distributions from capital gains                         -                -           0.00(6)         (0.03)
   Distributions in excess of capital gains                 -                -              -                -
                                                   ------------------------------------------------------------------------------
Total distributions                                     (0.17)           (0.30)         (0.25)           (0.10)
                                                   ------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    16.02       $    15.88     $    15.37       $    14.39
=================================================================================================================================
TOTAL RETURN(2,5)                                        2.01%            5.37%          8.69%            6.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $    9,225       $    6,450     $    4,416       $      276
   Ratio of gross expenses to average net assets         0.58%*           0.57%          0.61%            0.97%*
   Ratio of net expenses to average net assets           0.55%*           0.55%          0.55%            0.46%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      2.16%*           1.95%          1.95%            2.79%*
   Ratio of net investment income to average
     net assets                                          2.19%*           1.97%          2.01%            3.30%*
   Portfolio turnover rate                               1.91%            3.20%         20.59%           19.58%

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

120                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                 2006(6)         2005        2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.97     $    15.32  $    14.15   $    11.86   $    13.65   $    15.02

   Net investment income (loss)(1)                       0.17           0.31        0.27         0.28         0.31         0.39
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.20           0.65        1.17         2.31        (1.78)       (1.42)
                                                   ------------------------------------------------------------------------------
Total from investment operations                         0.37           0.96        1.44         2.59        (1.47)       (1.03)

   Distributions from net investment income             (0.16)         (0.30)      (0.25)       (0.27)       (0.31)       (0.31)
   Distributions from capital gains                         -          (0.01)      (0.02)       (0.03)       (0.01)       (0.03)
   Distributions in excess of capital gains                 -              -           -            -            -            -
                                                   ------------------------------------------------------------------------------
Total distributions                                     (0.16)         (0.31)      (0.27)       (0.30)       (0.32)       (0.34)
                                                   ------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    16.18     $    15.97  $    15.32   $    14.15   $    11.86   $    13.65
=================================================================================================================================
TOTAL RETURN(2)                                          2.35%          6.43%      10.21%       22.09%      (10.84)%      (6.83)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   50,128     $   45,890  $   34,118   $   22,173   $   16,703   $   18,969
   Ratio of gross expenses to average net assets         0.21%*         0.20%       0.25%        0.23%        0.24%        0.45%
   Ratio of net expenses to average net assets           0.20%*         0.20%       0.20%        0.10%        0.10%        0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      2.08%*         2.03%       1.82%        2.06%        2.30%        2.59%
   Ratio of net investment income to average
     net assets                                          2.09%*         2.03%       1.88%        2.19%        2.44%        2.94%
Portfolio turnover rate                                  2.12%          1.95%      12.74%       19.56%       32.07%        6.44%

=================================================================================================================================
INVESTOR CLASS SHARES                                2006(6)         2005        2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.96     $    15.31  $    14.14   $    11.86   $    13.65   $    15.02

   Net investment income (loss)(1)                       0.13           0.24        0.19         0.21         0.25         0.33
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.21           0.66        1.19         2.31        (1.78)       (1.42)
                                                   ------------------------------------------------------------------------------
Total from investment operations                         0.34           0.90        1.38         2.52        (1.53)       (1.09)

   Distributions from net investment income             (0.13)         (0.24)      (0.19)       (0.21)       (0.25)       (0.25)
   Distributions from capital gains                         -          (0.01)      (0.02)       (0.03)       (0.01)       (0.03)
   Distributions in excess of capital gains                 -              -           -            -            -            -
                                                   ------------------------------------------------------------------------------
Total distributions                                     (0.13)         (0.25)      (0.21)       (0.24)       (0.26)       (0.28)
                                                   ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    16.17     $    15.96  $    15.31   $    14.14   $    11.86   $    13.65
=================================================================================================================================
TOTAL RETURN(2)                                          2.12%          5.91%       9.79%       21.41%      (11.29)%      (7.27)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   10,090     $    7,546  $    6,361   $    3,818   $    3,081   $    2,026
   Ratio of gross expenses to average net assets         0.69%*         0.63%       0.74%        0.73%        0.74%        0.94%
   Ratio of net expenses to average net assets           0.68%*         0.63%       0.68%        0.60%        0.60%        0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      1.62%*         1.57%       1.38%        1.56%        1.85%        2.07%
   Ratio of net investment income to average
      net assets                                         1.63%*         1.57%       1.43%        1.69%        1.99%        2.41%
Portfolio turnover rate                                  2.12%          1.95%      12.74%       19.56%       32.07%        6.44%

--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      121

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2006(6)           2005           2004           2003            2002(3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    15.91       $    15.27     $    14.13     $    11.86       $    11.84

   Net investment income (loss)(1)                          0.09             0.16           0.14           0.17                -
   Net realized and unrealized gain (loss) on
     investments(1)                                         0.21             0.65           1.15           2.30             0.02
                                                      ----------------------------------------------------------------------------
Total from investment operations                            0.30             0.81           1.29           2.47             0.02

   Distributions from net investment income                (0.09)           (0.16)         (0.13)         (0.17)               -
   Distributions from capital gains                            -            (0.01)         (0.02)         (0.03)               -
   Distributions in excess of capital gains                    -                -              -              -                -
                                                      ----------------------------------------------------------------------------
Total distributions                                        (0.09)           (0.17)         (0.15)         (0.20)               -
                                                      ----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $    16.12       $    15.91     $    15.27     $    14.13       $    11.86
==================================================================================================================================
TOTAL RETURN(2)                                             1.87%            5.32%          9.12%         20.95%               -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   42,725       $   37,020     $   23,072     $    8,012       $        1
   Ratio of gross expenses to average net assets            1.21%*           1.20%          1.25%          1.23%            0.00%*
   Ratio of net expenses to average net assets              1.20%*           1.20%          1.20%          1.10%            0.00%*
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the advisor) to
     average net assets                                     1.08%*           1.03%          0.92%          1.18%            0.00%*
   Ratio of net investment income to average net
     assets                                                 1.09%*           1.03%          0.97%          1.31%            0.00%*
   Portfolio turnover rate                                  2.12%            1.95%         12.74%         19.56%           32.07%
==================================================================================================================================
A CLASS SHARES                                          2006(6)           2005           2004          2003(4)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    15.93       $    15.29     $    14.13     $    13.16

   Net investment income (loss)(1)                          0.14             0.26           0.25           0.07
   Net realized and unrealized gain (loss) on
     investments(1)                                         0.21             0.65           1.14           0.99
                                                      ----------------------------------------------------------------------------
Total from investment operations                            0.35             0.91           1.39           1.06

   Distributions from net investment income                (0.14)           (0.26)         (0.21)         (0.06)
   Distributions from capital gains                            -            (0.01)         (0.02)         (0.03)
   Distributions in excess of capital gains                    -                -              -              -
                                                      ----------------------------------------------------------------------------
Total distributions                                        (0.14)           (0.27)         (0.23)         (0.09)
                                                      ----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $    16.14       $    15.93     $    15.29     $    14.13
==================================================================================================================================
TOTAL RETURN(2,5)                                           2.18%            5.97%          9.93%          8.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   22,142       $   20,121     $   10,961     $      390
   Ratio of gross expenses to average net assets            0.56%*           0.55%          0.60%          0.97%*
   Ratio of net expenses to average net assets              0.55%*           0.55%          0.55%          0.45%*
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the advisor) to
     average net assets                                     1.73%*           1.70%          1.61%          2.33%*
   Ratio of net investment income to average net
     assets                                                 1.74%*           1.70%          1.67%          2.85%*
Portfolio turnover rate                                     2.12%            1.95%         12.74%         19.56%

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

122                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                         2006(6)           2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    16.14       $    15.17     $    13.62     $    10.80     $    13.00     $    15.00

   Net investment income (loss)(1)               0.10             0.20           0.18           0.20           0.19           0.24
   Net realized and unrealized gain
     (loss) on investments(1)                     0.39             0.96           1.55           2.82          (2.20)         (2.00)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 0.49             1.16           1.73           3.02          (2.01)         (1.76)

   Distributions from net investment
     income                                     (0.10)           (0.19)         (0.18)         (0.20)         (0.19)         (0.20)
   Distributions from capital gains                 -                -              -              -              -          (0.04)
   Distributions in excess of capital
     gains                                          -                -              -              -              -              -
                                           -----------------------------------------------------------------------------------------
Total distributions                             (0.10)           (0.19)         (0.18)         (0.20)         (0.19)         (0.24)
                                           -----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    16.53       $    16.14     $    15.17     $    13.62     $    10.80     $    13.00
====================================================================================================================================
TOTAL RETURN(2)                                  3.02%            7.73%         12.75%         28.22%        (15.50)%       (11.70)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   44,154       $   39,186     $   30,623     $   25,041     $   20,095     $   23,658
   Ratio of gross expenses to average
     net assets                                  0.21%*           0.20%          0.25%          0.22%          0.22%          0.32%
   Ratio of net expenses to average net
     assets                                      0.20%*           0.20%          0.20%          0.10%          0.10%          0.10%
   Ratio of net investment income
     (loss) (excluding expenses paid
     directly by the advisor) to
     average net assets                          1.21%*           1.30%          1.24%          1.59%          1.48%          1.66%
   Ratio of net investment income to
     average net assets                          1.21%*           1.30%          1.30%          1.71%          1.60%          1.88%
Portfolio turnover rate                          5.34%            1.76%         15.63%         16.85%          9.59%         14.93%
====================================================================================================================================
INVESTOR CLASS SHARES                        2006(6)           2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    16.12       $    15.17     $    13.62     $    10.80     $    13.00     $    15.00

   Net investment income (loss)(1)               0.06             0.13           0.11           0.14           0.13           0.16
   Net realized and unrealized gain
     (loss) on investments(1)                    0.39             0.94           1.55           2.82          (2.20)         (1.98)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 0.45             1.07           1.66           2.96          (2.07)         (1.82)

   Distributions from net investment
     income                                     (0.06)           (0.12)         (0.11)         (0.14)         (0.13)         (0.14)
   Distributions from capital gains                 -                -              -              -              -          (0.04)
   Distributions in excess of capital
     gains                                          -                -              -              -              -              -
                                           -----------------------------------------------------------------------------------------
Total distributions                             (0.06)           (0.12)         (0.11)         (0.14)         (0.13)         (0.18)
                                           -----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    16.51       $    16.12     $    15.17     $    13.62     $    10.80     $    13.00
====================================================================================================================================
TOTAL RETURN(2)                                  2.79%            7.12%         12.22%         27.59%        (15.91)%       (12.13)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   17,960       $   14,422     $    9,746     $    8,049     $    7,080     $    8,441
   Ratio of gross expenses to average
     net assets                                  0.71%*           0.67%          0.75%          0.72%          0.72%          0.82%
   Ratio of net expenses to average net
     assets                                      0.70%*           0.67%          0.69%          0.60%          0.60%          0.60%
   Ratio of net investment income
     (loss) (excluding expenses paid
     directly by the advisor) to
     average net assets                          0.72%*           0.82%          0.75%          1.09%          0.99%          1.02%
   Ratio of net investment income to
     average net assets                          0.73%*           0.82%          0.81%          1.21%          1.10%          1.24%
Portfolio turnover rate                          5.34%            1.76%         15.63%         16.85%          9.59%         14.93%

--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      123

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2006(6)           2005           2004           2003            2002(3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    16.07       $    15.12     $    13.59     $    10.80       $    10.77

   Net investment income (loss)(1)                          0.02             0.05           0.06           0.13                -
   Net realized and unrealized gain (loss) on
     investments(1)                                         0.38             0.95           1.52           2.77             0.03
                                                      ----------------------------------------------------------------------------
Total from investment operations                            0.40             1.00           1.58           2.90             0.03

   Distributions from net investment income                (0.02)           (0.05)         (0.05)         (0.11)               -
   Distributions from capital gains                            -                -              -              -                -
   Distributions in excess of capital gains                    -                -              -              -                -
                                                      ----------------------------------------------------------------------------
Total distributions                                        (0.02)           (0.05)         (0.05)         (0.11)               -
                                                      ----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $    16.45       $    16.07     $    15.12     $    13.59       $    10.80
==================================================================================================================================
TOTAL RETURN(2)                                             2.49%            6.64%         11.67%         27.04%               -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   31,801       $   26,399     $   15,330     $    5,095       $        1
   Ratio of gross expenses to average net assets            1.21%*           1.19%          1.25%          1.22%            0.00%*
   Ratio of net expenses to average net assets              1.20%*           1.19%          1.20%          1.10%            0.00%*
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the advisor) to
     average net assets                                     0.21%*           0.31%          0.34%          0.97%            0.00%*
   Ratio of net investment income to average net
     assets                                                 0.22%*           0.31%          0.39%          1.09%            0.00%*
Portfolio turnover rate                                     5.34%            1.76%         15.63%         16.85%            9.59%

==================================================================================================================================
A CLASS SHARES                                          2006(6)           2005           2004          2003(4)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    16.13       $    15.17     $    13.62     $    12.35

   Net investment income (loss)(1)                          0.07             0.15           0.15           0.05
   Net realized and unrealized gain (loss) on
     investments(1)                                         0.39             0.95           1.53           1.27
                                                      ----------------------------------------------------------------------------
Total from investment operations                            0.46             1.10           1.68           1.32

   Distributions from net investment income                (0.07)           (0.14)         (0.13)         (0.05)
   Distributions from capital gains                            -                -              -              -
   Distributions in excess of capital gains                    -                -              -              -
                                                      ----------------------------------------------------------------------------
Total distributions                                        (0.07)           (0.14)         (0.13)         (0.05)
                                                      ----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $    16.52       $    16.13     $    15.17     $    13.62
==================================================================================================================================
TOTAL RETURN(2,5)                                           2.84%            7.32%         12.43%         10.65%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   19,836       $   20,159     $   11,388     $    2,136
   Ratio of gross expenses to average net assets            0.56%*           0.55%          0.60%          0.94%*
   Ratio of net expenses to average net assets              0.55%*           0.55%          0.55%          0.45%*
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the advisor) to
     average net assets                                     0.83%*           0.96%          0.98%          1.41%*
   Ratio of net investment income to average net
     assets                                                 0.84%*           0.96%          1.04%          1.90%*
Portfolio turnover rate                                     5.34%            1.76%         15.63%         16.85%

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

124                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                         2006(7)           2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    16.27       $    14.97     $    13.08     $    10.04     $    12.58     $    15.00

   Net investment income (loss)(1)               0.03             0.06           0.05           0.05           0.03           0.03
   Net realized and unrealized gain
     (loss) on investments(1)                    0.58             1.26           1.86           3.03          (2.55)         (2.38)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 0.61             1.32           1.91           3.08          (2.52)         (2.35)

   Distributions from net investment
     income                                         -            (0.02)         (0.02)         (0.04)         (0.01)             -
   Distributions from capital gains                 -                -              -              -          (0.01)         (0.04)
   Distributions in excess of capital
     gains                                          -                -              -              -              -          (0.03)
                                           -----------------------------------------------------------------------------------------
Total distributions                                 -            (0.02)         (0.02)         (0.04)         (0.02)         (0.07)
                                           -----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    16.88       $    16.27     $    14.97     $    13.08     $    10.04     $    12.58
====================================================================================================================================
TOTAL RETURN(2)                                  3.81%            8.86%         14.60%         30.74%        (20.02)%       (15.68)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   29,445       $   21,970     $   15,590     $   11,580     $    8,120     $   10,547
   Ratio of gross expenses to average
     net assets                                  0.25%*           0.24%          0.30%          0.25%          0.23%          0.39%
   Ratio of net expenses to average net
     assets                                      0.20%*           0.20%          0.20%          0.10%          0.10%          0.10%
   Ratio of net investment income
     (loss) (excluding expenses paid
     directly by the advisor) to
     average net assets                          0.25%*           0.35%          0.27%          0.29%          0.16%         (0.04)%
   Ratio of net investment income to
     average net assets                          0.30%*           0.39%          0.37%          0.44%          0.29%          0.25%
Portfolio turnover rate                          2.38%            2.01%          3.61%          7.27%          8.11%         30.99%

====================================================================================================================================
INVESTOR CLASS SHARES                        2006(7)           2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    15.98       $    14.76     $    12.94     $     9.95     $    12.51     $    14.99

   Net investment income (loss)(1)              (0.02)           (0.02)         (0.02)         (0.01)         (0.02)         (0.04)
   Net realized and unrealized gain
     (loss) on investments(1)                    0.58             1.25           1.84           3.00          (2.53)         (2.37)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 0.56             1.23           1.82           2.99          (2.55)         (2.41)

   Distributions from net investment
     income                                         -            (0.01)          0.00(6)           -              -              -
   Distributions from capital gains                 -                -              -              -          (0.01)         (0.04)
   Distributions in excess of capital
     gains                                          -                -              -              -              -          (0.03)
                                           -----------------------------------------------------------------------------------------
Total distributions                                 -            (0.01)          0.00(6)           -          (0.01)         (0.07)
                                           -----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    16.54       $    15.98     $    14.76     $    12.94     $     9.95     $    12.51
====================================================================================================================================
TOTAL RETURN(2)                                  3.50%            8.31%         14.01%         30.15%        (20.41)%       (16.09)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   12,497       $   12,353     $    9,782     $    8,059     $    6,504     $    8,476
   Ratio of gross expenses to average
     net assets                                  0.75%*           0.74%          0.80%          0.75%          0.73%          0.89%
   Ratio of net expenses to average net
     assets                                      0.70%*           0.70%          0.70%          0.60%          0.60%          0.60%
   Ratio of net investment income
     (loss) (excluding expenses paid
     directly by the advisor) to
     average net assets                         (0.29)%*         (0.14)%        (0.24)%        (0.22)%        (0.34)%        (0.58)%
   Ratio of net investment income
     (loss) to average net assets               (0.24)%*         (0.11)%        (0.14)%        (0.07)%        (0.21)%        (0.29)%
Portfolio turnover rate                          2.38%            2.01%          3.61%          7.27%          8.11%         30.99%

--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      125

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2006(7)           2005           2004           2003            2002(3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    15.89       $    14.74     $    13.00     $    10.04       $    10.01

   Net investment income (loss)(1)                         (0.06)           (0.09)         (0.07)         (0.04)               -
   Net realized and unrealized gain (loss) on
     investments(1)                                         0.58             1.24           1.81           3.00             0.03
                                                      ----------------------------------------------------------------------------
Total from investment operations                            0.52             1.15           1.74           2.96             0.03

   Distributions from net investment income                    -                -              -              -                -
   Distributions from capital gains                            -                -              -              -                -
   Distributions in excess of capital gains                    -                -              -              -                -
                                                      ----------------------------------------------------------------------------
Total distributions                                            -                -              -              -                -

                                                      ----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $    16.41       $    15.89     $    14.74     $    13.00       $    10.04
==================================================================================================================================
TOTAL RETURN(2)                                             3.27%            7.80%         13.38%         29.48%            0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    6,763       $    5,399     $    3,474     $      483       $        1
   Ratio of gross expenses to average net assets            1.24%*           1.24%          1.30%          1.26%            0.00%*
   Ratio of net expenses to average net assets              1.20%*           1.20%          1.20%          1.10%            0.00%*
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the advisor) to
     average net assets                                    (0.76)%*         (0.64)%        (0.61)%        (0.52)%           0.00%*
   Ratio of net investment income (loss) to average
     net assets                                            (0.72)%*         (0.61)%        (0.50)%        (0.37)%           0.00%*
Portfolio turnover rate                                     2.38%            2.01%          3.61%          7.27%            8.11%

==================================================================================================================================
A CLASS SHARES                                          2006(7)           2005           2004          2003(4)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    16.17       $    14.92     $    13.07     $    11.66

   Net investment income (loss)(1)                         (0.01)            0.01           0.03           0.02
   Net realized and unrealized gain (loss) on
     investments(1)                                         0.59             1.25           1.83           1.40
                                                      ----------------------------------------------------------------------------
Total from investment operations                            0.58             1.26           1.86           1.42

   Distributions from net investment income                    -            (0.01)         (0.01)         (0.01)
   Distributions from capital gains                            -                -              -              -
   Distributions in excess of capital gains                    -                -              -              -
                                                      ----------------------------------------------------------------------------
Total distributions                                            -            (0.01)         (0.01)         (0.01)
                                                      ----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $    16.75       $    16.17     $    14.92     $    13.07
==================================================================================================================================
TOTAL RETURN(2,5)                                           3.59%            8.46%         14.23%         12.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    7,128       $    5,589     $    2,375     $      191
   Ratio of gross expenses to average net assets            0.60%*           0.59%          0.65%          1.06%*
   Ratio of net expenses to average net assets              0.55%*           0.55%          0.55%          0.45%*
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the advisor) to
     average net assets                                    (0.11)%*          0.03%          0.13%          0.71%*
   Ratio of net investment income to average net
     assets                                                (0.06)%*          0.06%          0.23%          1.32%*
Portfolio turnover rate                                     2.38%            2.01%          3.61%          7.27%

--------------------------------------------------------------------------------
(1) Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) Less than ($0.005) per share
(7) For the six months ended June 30, 2006 (Unaudited).
*   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------

126                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of Accessor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable), and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. The information provided below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

o REVIEW YOUR FUND'S EXPENSES: The table below shows the expenses you would have paid on a $1,000 investment in a Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expense paid per $1,000" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

UNDERLYING FUND                          ADVISOR CLASS   INVESTOR CLASS       C CLASS          A CLASS
---------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period          $         5.71   $         6.88   $        10.55   $         7.42
   Ending Account Value                         983.70           982.50           978.80           982.00

VALUE FUND
   Expenses Paid During Period                    4.76             7.12             9.74             6.52
   Ending Account Value                       1,040.20         1,037.60         1,035.10         1,038.00

SMALL TO MID CAP FUND
   Expenses Paid During Period                    6.12             8.55            11.08             7.84
   Ending Account Value                       1,055.30         1,052.50         1,049.90         1,053.70

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                    7.22             9.30            12.47             9.25
   Ending Account Value                       1,110.10         1,108.00         1,104.50         1,108.30

HIGH YIELD BOND FUND
   Expenses Paid During Period                    4.47             4.51             9.41             5.76
   Ending Account Value                       1,023.80         1,022.80         1,017.90         1,021.60

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                    3.54             5.46             8.49             4.72
   Ending Account Value                         984.40           982.50           980.10           983.20

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                    3.28             3.97             7.98             4.52
   Ending Account Value                       1,004.40         1,003.60           997.90         1,002.40

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                    4.40             6.38             9.28             5.69
   Ending Account Value                         995.50           993.50           990.40           994.30

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                    2.35             4.95             7.22             3.46
   Ending Account Value                       1,020.60         1,018.10         1,008.10         1,019.60
---------------------------------------------------------------------------------------------------------

FUND                                       EXPENSES
---------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT FUND
   Expenses Paid During Period                    3.40
   Ending Account Value                       1,017.10
---------------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181 days); and then dividing that result by the number of days in the year (365 days).

--------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      127

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

ALLOCATION FUND                          ADVISOR CLASS   INVESTOR CLASS       C CLASS          A CLASS
---------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period          $         1.01   $         3.53   $         6.05   $         2.78
   Ending Account Value                       1,037.50         1,035.00         1,032.70         1,035.90

GROWTH ALLOCATION FUND
   Expenses Paid During Period                    1.01             3.52             6.02             2.77
   Ending Account Value                       1,030.20         1,027.90         1,024.90         1,028.40

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                    1.00             3.41             6.01             2.76
   Ending Account Value                       1,023.50         1,021.20         1,018.70         1,021.80

BALANCED ALLOCATION FUND
   Expenses Paid During Period                    1.00             3.51             6.00             2.75
   Ending Account Value                       1,022.40         1,019.90         1,016.80         1,020.10

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                    1.00             3.49             5.98             2.75
   Ending Account Value                       1,015.10         1,012.80         1,010.10         1,013.30

INCOME ALLOCATION FUND
   Expenses Paid During Period                    1.00             3.43             5.96             2.24
   Ending Account Value                       1,007.30         1,004.90         1,002.50         1,006.80
---------------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181 days); and then dividing that result by the number of days in the year (365 days).
================================================================================

--------------------------------------------------------------------------------

128                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
COMPARING YOUR FUND'S EXPENSE WITH THOSE OF OTHER FUNDS
--------------------------------------------------------------------------------

o USING THE SEC'S METHOD TO COMPARE EXPENSES: The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your Fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You can use this information to compare the ongoing expenses (but not transactional costs, such as sales charges (loads, redemption fees or exchange fees)) of investing in any Fund with those of other funds. If those transactional costs were included, your costs would have been higher. All mutual funds shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending balance and expenses paid during the period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000  INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED  RETURN FOR THE SIX MONTHS ENDED JUNE 30,
2006)
--------------------------------------------------------------------------------


UNDERLYING FUND                                   ADVISOR CLASS    INVESTOR CLASS       C CLASS          A CLASS
---------------------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period                    $         5.81   $         7.00    $        10.74    $        7.55
   Ending Account Value                                 1,019.04         1,017.85          1,014.13         1,017.31

VALUE FUND
   Expenses Paid During Period                              4.71             7.05              9.64             6.46
   Ending Account Value                                 1,020.13         1,017.80          1,015.22         1,018.40

SMALL TO MID CAP FUND
   Expenses Paid During Period                              6.01             8.40             10.89             7.70
   Ending Account Value                                 1,018.84         1,016.46          1,013.98         1,017.16

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                              6.90             8.90             11.93             8.85
   Ending Account Value                                 1,017.95         1,015.97          1,012.94         1,016.02

HIGH YIELD BOND FUND
   Expenses Paid During Period                              4.46             4.51              9.39             5.76
   Ending Account Value                                 1,020.38         1,020.33          1,015.47         1,019.09

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.61             5.56              8.65             4.81
   Ending Account Value                                 1,021.22         1,019.29          1,016.22         1,020.03

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.31             4.01              8.05             4.56
   Ending Account Value                                 1,021.52         1,020.83          1,016.81         1,020.28

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                              4.46             6.46              9.39             5.76
   Ending Account Value                                 1,020.38         1,018.40          1,015.47         1,019.09

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                              2.36             4.96              7.25             3.46
   Ending Account Value                                 1,022.46         1,019.89          1,017.60         1,021.37

---------------------------------------------------------------------------------------------------------------------

FUND                                                    EXPENSES
---------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT FUND
   Expenses Paid During Period                              3.41
   Ending Account Value                                 1,021.42

--------------------------------------------------------------------------------

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181 days); and then dividing that result by the number of days in the year (365 days).

--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     129

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000  INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED  RETURN FOR THE SIX MONTHS ENDED JUNE 30,
2006)
--------------------------------------------------------------------------------

ALLOCATION FUND                                   ADVISOR CLASS    INVESTOR CLASS        C CLASS          A CLASS
--------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period                    $         1.00    $        3.51    $         6.01    $        2.76
   Ending Account Value                                 1,023.80         1,021.32          1,018.84         1,022.07

GROWTH ALLOCATION FUND
   Expenses Paid During Period                              1.00             3.51              6.01             2.76
   Ending Account Value                                 1,023.80         1,021.32          1,018.84         1,022.07

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                              1.00             3.41              6.01             2.76
   Ending Account Value                                 1,023.80         1,021.42          1,018.84         1,022.07

BALANCED ALLOCATION FUND
   Expenses Paid During Period                              1.00             3.51              6.01             2.76
   Ending Account Value                                 1,023.80         1,021.32          1,018.84         1,022.07

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                              1.00             3.51              6.01             2.76
   Ending Account Value                                 1,023.80         1,021.32          1,018.84         1,022.07

INCOME ALLOCATION FUND
   Expenses Paid During Period                              1.00             3.46              6.01             2.26
   Ending Account Value                                 1,023.80         1,021.37          1,018.84         1,022.56

--------------------------------------------------------------------------------

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. The expense ratio may differ for each share class (see the table below). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181 days); and then dividing that result by the number of days in the year (365 days).

================================================================================

o     FUND CLASS EXPENSE RATIOS

Expenses are equal to the Fund's annualized expense ratio for each share class of the Fund as follows:

--------------------------------------------------------------------------------------------------------------------
FUND                                              ADVISOR CLASS    INVESTOR CLASS        C CLASS          A CLASS
--------------------------------------------------------------------------------------------------------------------
Growth                                                 1.16%            1.40%             2.15%            1.51%
Value                                                  0.94%            1.41%             1.93%            1.29%
Small to Mid Cap                                       1.20%            1.68%             2.18%            1.54%
International Equity                                   1.38%            1.78%             2.39%            1.77%
High Yield Bond                                        0.89%            0.90%             1.88%            1.15%
Intermediate Fixed-Income                              0.72%            1.11%             1.73%            0.96%
Short-Intermediate Fixed-Income                        0.66%            0.80%             1.61%            0.91%
Mortgage Securities                                    0.89%            1.29%             1.88%            1.15%
U.S. Government Money                                  0.47%            0.99%             1.45%            0.69%
Aggressive Growth Allocation                           0.20%            0.70%             1.20%            0.55%
Growth Allocation                                      0.20%            0.70%             1.20%            0.55%
Growth & Income Allocation                             0.20%            0.68%             1.20%            0.55%
Balanced Allocation                                    0.20%            0.70%             1.20%            0.55%
Income & Growth Allocation                             0.20%            0.70%             1.20%            0.55%
Income Allocation                                      0.20%            0.69%             1.20%            0.45%
--------------------------------------------------------------------------------------------------------------------
                                                     EXPENSES
--------------------------------------------------------------------------------------------------------------------
Limited Duration U.S. Government                       0.68%
====================================================================================================================

--------------------------------------------------------------------------------

130                SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
[Graphic]                                              GROWTH FUND
                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
               SECTOR ALLOCATION AS OF 6/30/06                            TOP TEN EQUITY HOLDINGS AS OF 6/30/06
------------------------------------------------------------------------------------------------------------------------
Health Care ...................................    26.6%        Microsoft .....................................     3.6%
Information Technology ........................    16.0%        Johnson & Johnson .............................     2.8%
Financials ....................................    15.0%        General Electric ..............................     2.6%
Consumer Staples ..............................    11.5%        Exxon Mobil ...................................     1.9%
Energy ........................................     9.8%        Express Scripts ...............................     1.9%
Industrials ...................................     9.7%        Altria Group ..................................     1.7%
Consumer Discretionary ........................     8.4%        Wyeth .........................................     1.7%
Utilities .....................................     1.5%        UnitedHealth Group ............................     1.5%
Materials .....................................     1.3%        Wal-Mart Stores ...............................     1.5%
Other .........................................     2.0%        Pepsico .......................................     1.4%


------------------------------------------------------------------------------------------------------------------------
[Graphic]                                             VALUE FUND
------------------------------------------------------------------------------------------------------------------------
               SECTOR ALLOCATION AS OF 6/30/06                            TOP TEN EQUITY HOLDINGS AS OF 6/30/06
------------------------------------------------------------------------------------------------------------------------

Financials ....................................    31.7%        Citigroup Inc. ................................     4.5%
Industrials ...................................    15.3%        Bank of America ...............................     4.4%
Energy ........................................    10.8%        AT&T ..........................................     3.5%
Information Technology ........................     8.8%        ConocoPhillips ................................     3.1%
Consumer Discretionary ........................     8.4%        Wachovia ......................................     3.0%
Telecom Services ..............................     7.6%        Altria Group ..................................     2.6%
Health Care ...................................     4.9%        Goldman Sachs Group ...........................     2.4%
Utilities .....................................     4.6%        Lockheed Martin ...............................     2.2%
Consumer Staples ..............................     4.4%        Chevron Texaco ................................     2.2%
Materials .....................................     3.5%        General Electric ..............................     2.2%


------------------------------------------------------------------------------------------------------------------------
[Graphic]                                          SMALL TO MIDCAP FUND
------------------------------------------------------------------------------------------------------------------------
               SECTOR ALLOCATION AS OF 6/30/06                            TOP TEN EQUITY HOLDINGS AS OF 6/30/06
------------------------------------------------------------------------------------------------------------------------

Financial .....................................    23.3%        Berkshire Hathaway ............................     2.7%
Technology ....................................    13.3%        Genentech .....................................     1.4%
Health Care ...................................    10.2%        Veritas DGC ...................................     0.9%
Consumer Cyclicals ............................     9.4%        General Growth Pptys ..........................     0.9%
Energy ........................................     8.3%        West ..........................................     0.9%
Commercial Services ...........................     7.1%        Steel Dynamics ................................     0.9%
Consumer Services .............................     6.4%        Cooper Cameron ................................     0.9%
Basic Materials ...............................     5.9%        Crown Castle Intl. ............................     0.8%
Industrials ...................................     4.9%        Nuveen Investments ............................     0.8%
Other .........................................    11.2%        Diamond Offshore Drilling .....................     0.7%

------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    131

------------------------------------------------------------------------------------------------------------------------
[Graphic]                                        INTERNATIONAL EQUITY FUND
                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
           COUNTRY ALLOCATION AS OF 6/30/06                                TOP TEN EQUITY HOLDINGS AS OF 6/30/06
------------------------------------------------------------------------------------------------------------------------
Japan .........................................    18.4%        Total SA ......................................     2.9%
United Kingdom ................................     9.2%        Royal Dutch Shell .............................     2.7%
France ........................................     9.1%        National Bank of Greece .......................     2.6%
Germany .......................................     8.2%        Arcelor .......................................     2.2%
Italy .........................................     6.9%        Hypo Real Estate ..............................     2.1%
Greece ........................................     6.4%        Fondiaria-SAI SPA .............................     2.0%
Spain .........................................     6.0%        Pernod Ricard SA ..............................     1.9%
Switzerland ...................................     4.6%        Hellenic Exchanges ............................     1.9%
Norway ........................................     4.0%        Unicredito Italiano SPA .......................     1.7%
Other .........................................    27.2%        Julius Baer Holding ...........................     1.7%


------------------------------------------------------------------------------------------------------------------------
[Graphic]                                        HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------
          SECTOR ALLOCATION AS OF 6/30/06                                  TOP TEN EQUITY HOLDINGS AS OF 6/30/06
------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary ........................    27.7%        Arco Chemical .................................     1.1%
Telecom .......................................    15.8%        Parker Drilling ...............................     1.1%
Industrials ...................................    10.0%        Dollar Financial ..............................     1.1%
Utilities .....................................     9.0%        Inn of Mountain Gods ..........................     1.1%
Health Care ...................................     7.8%        Charter Comm Holdings .........................     1.1%
Materials .....................................     7.0%        Ucar Finance ..................................     1.1%
Consumer Staples ..............................     5.8%        River Rock Entertainment ......................     1.1%
Energy ........................................     5.0%        Advanstar .....................................     1.1%
Financials ....................................     5.0%        AES ...........................................     1.0%
Other .........................................     6.9%        Plains E&P ....................................     1.0%


------------------------------------------------------------------------------------------------------------------------
[Graphic]                                    INTERMEDIATE FIXED - INCOME FUND
------------------------------------------------------------------------------------------------------------------------
          SECTOR ALLOCATION AS OF 6/30/06                                     CREDIT QUALITY AS OF 6/30/06
------------------------------------------------------------------------------------------------------------------------

Corporate Issues ..............................    31.6%        U.S. Government & Agencies ....................    39.0%
CMBS (Commercial-Mortgage Backed) .............    25.6%        AAA ...........................................    20.2%
Agency ........................................    24.3%        AA ............................................     5.1%
Treasuries ....................................    12.9%        A .............................................    17.0%
Other .........................................     3.9%        BAA ...........................................    14.6%
Pass Thru .....................................     1.8%        BA ............................................     4.0%
                                                                Average Credit Quality ........................     AA2

------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

132              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
[Graphic]                               SHORT - INTERMEDIATE FIXED - INCOME FUND
                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
          SECTOR ALLOCATION AS OF 6/30/06                                     CREDIT QUALITY AS OF 6/30/06
------------------------------------------------------------------------------------------------------------------------
Agency ........................................    33.8%        U.S. Government & Agencies ....................    54.9%
Treasuries ....................................    22.6%        AAA ...........................................    14.8%
Corporate Issues ..............................    20.6%        AA ............................................     7.5%
CMBS (Commercial-Mortgage Backed) .............    18.9%        A .............................................    12.2%
Pass-Thru .....................................     2.2%        BAA ...........................................     8.8%
CMO ...........................................     1.1%        BA ............................................     1.7%
Other .........................................     0.6%        Average Credit Quality ........................     AA1
Asset Backed ..................................     0.2%


------------------------------------------------------------------------------------------------------------------------
[Graphic]                                        MORTGAGE SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------
          SECTOR ALLOCATION AS OF 6/30/06                                     CREDIT QUALITY AS OF 6/30/06
------------------------------------------------------------------------------------------------------------------------

Mortgage Backed-Agency ........................    85.2%        U.S. Government & Agency ......................    95.8%
CMO ...........................................     9.4%        AAA ...........................................     4.2%
Other .........................................     4.0%        Average Credit Quality .....................Govt. Equiv.
Mortgage Backed-Private .......................     1.0%
Asset Backed ..................................     0.4%


------------------------------------------------------------------------------------------------------------------------
[Graphic]                                       U.S. GOVERNMENT MONEY FUND
------------------------------------------------------------------------------------------------------------------------
          SECTOR ALLOCATION AS OF 6/30/06                                     CREDIT QUALITY AS OF 6/30/06
------------------------------------------------------------------------------------------------------------------------

Agency ........................................    80.8%        U.S. Government & Agency ......................    80.8%
Repurchase Agreements .........................    19.2%        AAA ...........................................    19.2%


------------------------------------------------------------------------------------------------------------------------
[Graphic]                                 LIMITED DURATION U.S. GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------
          SECTOR ALLOCATION AS OF 6/30/06                                 CREDIT QUALITY AS OF 6/30/06 AGENCY
------------------------------------------------------------------------------------------------------------------------

Agency ........................................    76.5%        U.S. Government & Agency ......................    97.6%
Asset Backed ..................................    19.1%        AAA ...........................................     2.4%
Other (including Cash) ........................     2.4%
CMBS (Commercial Mortgage Backed) .............     2.0%

------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    133

--------------------------------------------------------------------------------
[Graphic]                    INCOME ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/06
--------------------------------------------------------------------------------

                                                                                                  ACTUAL ALLOCATION
           UNDERLYING ACCESSOR FUND & FUND MANAGER           # OF ISSUES      ALLOCATION           BASED ON TOTAL
           ------------------------------------------------------------------------------            INVESTMENTS
           FIXED-INCOME FUNDS
[Graphic]  HIGH YIELD BOND - FMA Advisors                         101             7.1%
[Graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                115             4.1%              [PIE CHART]
[Graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                   155            56.5%
[Graphic]  MORTGAGE - BlackRock Financial Mgmt                    353             7.1%               EQUITY 0%
[Graphic]  US GOVT MONEY/CASH - Accessor Capital                   36            25.2%            FIXED-INCOME 100%
           ------------------------------------------------------------------------------
           TOTAL                                                  760           100.0%

[Graphic]                 INCOME & GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER           # OF ISSUES      ALLOCATION
           ------------------------------------------------------------------------------
           EQUITY FUNDS
[Graphic]  GROWTH - INTECH                                        211            10.6%           ACTUAL ALLOCATION
[Graphic]  VALUE - Wellington Management Group                    107             8.9%
[Graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                     387             4.3%
[Graphic]  INTERNATIONAL - Pictet Asset Mgmt                      101             6.3%              [PIE CHART]

           FIXED-INCOME FUNDS                                                                        EQUITY 30%
[Graphic]  HIGH YIELD BOND - FMA Advisors                         101             5.0%            FIXED-INCOME 70%
[Graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                115             5.9%
[Graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                   155            36.5%
[Graphic]  MORTGAGE - BlackRock Financial Mgmt                    353             8.1%
[Graphic]  US GOVT MONEY/CASH - Accessor Capital                   36            14.4%
           ------------------------------------------------------------------------------
           TOTAL                                                1,566           100.0%

[Graphic]                   BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER           # OF ISSUES      ALLOCATION
           ------------------------------------------------------------------------------
           EQUITY FUNDS
[Graphic]  GROWTH - INTECH                                        211            17.0%           ACTUAL ALLOCATION
[Graphic]  VALUE - Wellington Management Group                    107            14.7%
[Graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                     387             8.1%
[Graphic]  INTERNATIONAL - Pictet Asset Mgmt                      101            10.3%              [PIE CHART]

           FIXED-INCOME FUNDS                                                                        EQUITY 50%
[Graphic]  HIGH YIELD BOND - FMA Advisors                         101             4.8%            FIXED-INCOME 50%
[Graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                115             4.8%
[Graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                   155            26.9%
[Graphic]  MORTGAGE - BlackRock Financial Mgmt                    353             4.8%
[Graphic]  US GOVT MONEY/CASH - Accessor Capital                   36             8.6%
           ------------------------------------------------------------------------------
           TOTAL                                                1,566           100.0%

--------------------------------------------------------------------------------

134              SEMI-ANNUAL REPORT ~ JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
[Graphic]                GROWTH & INCOME ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER           # OF ISSUES      ALLOCATION
           ------------------------------------------------------------------------------
           EQUITY FUNDS
[Graphic]  GROWTH - INTECH                                        211            19.7%           ACTUAL ALLOCATION
[Graphic]  VALUE - Wellington Management Group                    107            18.0%
[Graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                     387            10.0%              [PIE CHART]
[Graphic]  INTERNATIONAL - Pictet Asset Mgmt                      101            12.7%
                                                                                                     EQUITY 60%
           FIXED-INCOME FUNDS                                                                     FIXED-INCOME 40%
[Graphic]  HIGH YIELD BOND - FMA Advisors                         101             4.8%
[Graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                115             4.9%
[Graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                   155            22.9%
[Graphic]  MORTGAGE - BlackRock Financial Mgmt                    353             3.9%
[Graphic]  US GOVT MONEY/CASH - Accessor Capital                   36             3.1%
           ------------------------------------------------------------------------------
           TOTAL                                                1,566           100.0%

--------------------------------------------------------------------------------
[Graphic]                    GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER           # OF ISSUES      ALLOCATION
           ------------------------------------------------------------------------------
           EQUITY FUNDS
[Graphic]  GROWTH - INTECH                                        211            25.9%           ACTUAL ALLOCATION
[Graphic]  VALUE - Wellington Management Group                    107            24.1%
[Graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                     387            13.6%
[Graphic]  INTERNATIONAL - Pictet Asset Mgmt                      101            16.2%              [PIE CHART]

           FIXED-INCOME FUNDS                                                                        EQUITY 80%
[Graphic]  HIGH YIELD BOND - FMA Advisors                         101             2.9%            FIXED-INCOME 20%
[Graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                115             3.9%
[Graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                   155            11.0%
[Graphic]  MORTGAGE - BlackRock Financial Mgmt                    353             0.9%
[Graphic]  US GOVT MONEY/CASH - Accessor Capital                   36             1.5%
           ------------------------------------------------------------------------------
           TOTAL                                                1,566           100.0%

--------------------------------------------------------------------------------
[Graphic]               AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER           # OF ISSUES      ALLOCATION
           ------------------------------------------------------------------------------
           EQUITY FUNDS
[Graphic]  GROWTH - INTECH                                        211            31.3%           ACTUAL ALLOCATION
[Graphic]  VALUE - Wellington Management Group                    107            29.4%
[Graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                     387            16.6%              [PIE CHART]
[Graphic]  INTERNATIONAL - Pictet Asset Mgmt                      101            20.2%
                                                                                                     EQUITY 100%
           FIXED-INCOME FUNDS                                                                     FIXED-INCOME 0%
[Graphic]  US GOVT MONEY/CASH - Accessor Capital                   36             2.5%
           ------------------------------------------------------------------------------
           TOTAL                                                  842           100.0%

--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    135

================================================================================
                           ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

o     HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that the Accessor Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-759-3504 or on the SEC's website at HTTP://WWW.SEC.GOV.

o HOW TO OBTAIN A COPY OF PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

Information regarding how the Accessor Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge, upon request, by calling 1-800-759-3504. You can obtain the Accessor Funds' proxy voting records on the SEC's website at HTTP://WWW.SEC.GOV.

o     QUARTERLY FILINGS ON FORM N-Q

The Accessor Funds files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Accessor Funds' Forms N-Q is also available by calling (800) 759-3504.

--------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President, Principal Executive Officer, Treasurer and Principal Financial Accounting Officer
Robert J. Harper, Senior Vice President
Christine J. Stansbery, Secretary, Senior Vice President and Chief Compliance Officer
Linda V. Whatley, Senior Vice President
Eric J. Weigel, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101

CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

DISTRIBUTOR

ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, Colorado 80202

TRANSFER AGENT

Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL

Bingham McCutchen LLP
150 Federal Street
Boston, Massachusetts 02110

            ACCESSOR FUNDS ARE DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

   AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION
     ABOUT ACCESSOR FUNDS IS CONTAINED IN THE PROSPECTUS. TO OBTAIN A FREE PROSPECTUS, CONTACT ACCESSOR FUNDS AT (800) 882-9612, P.O. BOX 1748, SEATTLE, WA
                            98111, WWW.ACCESSOR.COM.

      PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

  This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of Accessor Funds, Inc., or any securities mentioned in this report.

                                       WWW.ACCESSOR.COM

--------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.
P.O. Box 1748
SEATTLE, WA 98111-1748

                      VISIT OUR WEBSITE AT WWW.ACCESSOR.COM

--------------------------------------------------------------------------------

Item 2.  Code of Ethics

N/A

Item 3.  Audit Committee Financial Expert

N/A

Item 4.  Principal Accountant Fees and Services

N/A

Item 5.  Audit Committee of Listed Registrants.

N/A.

Item 6.  Schedule of Investments.

N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information to be disclosed by the Registrant on Form N-CSR is recorded, processed and reported within the time required based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)    N/A

(a)(2) The certifications for the Principal Executive and Principal Financial Officer of the Registrant required by Rule 30a-2 of the Investment Company Act of 1940, as amended, (a) is attached hereto as EX-99.CERT.

(a)(3)    N/A

(b) The certification for the Principal Executive and Principal Financial Officer of the Registrant required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, is attached hereto as EX-99.906 CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACCESSOR FUNDS, INC.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III
         President and Treasurer
         (Principal Executive Officer and Principal Financial Officer)

Date:    September 1, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III
         President and Treasurer
         (Principal Executive Officer and Principal Financial Officer)

Date:    September 1, 2006